                                                           File Number 33-62147


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NUMBER

                         POST-EFFECTIVE AMENDMENT NUMBER 7

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NUMBER ____

                           VARIABLE ANNUITY ACCOUNT
             (formerly Minnesota Mutual Variable Annuity Account)
    -----------------------------------------------------------------------
                           (Exact Name of Registrant)

                       Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
    -----------------------------------------------------------------------
                              (Name of Depositor)

            400 Robert Street North, St. Paul, Minnesota  55101-2098
    -----------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
    -----------------------------------------------------------------------
              (Depositor's Telephone Number, Including Area Code)

            Dennis E. Prohofsky                           Copy to:
         Executive Vice President,                    J. Sumner Jones, Esq.
       General Counsel and Secretary                   Jones & Blouch L.L.P.
     Minnesota Life Insurance Company         1025 Thomas Jefferson Street, N.W.
          400 Robert Street North                       Suite 410 East
      St. Paul, Minnesota  55101-2098              Washington, D.C.  20007
  (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
     ---
      X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ---
         60 days after filing pursuant to paragraph (a)(1)
     ---
         on (date) pursuant to paragraph (a)(1)
     ---
         75 days after filing pursuant to paragraph (a)(2)
     ---
         on (date) pursuant to paragraph (a)(iii) of Rule 485.
     ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
         this post-effective amendment designates a new effective date for a
     ---
          previously filed post-effective amendment.

Title of Securities being registered:  Immediate Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number    Caption in Prospectus

    1.         Cover Page

    2.         Special Terms and How To Contact Us

    3.         Questions and Answers About the Variable Annuity Contracts

    4.         Condensed Financial Information; Performance Data

    5.         General Descriptions

    6.         Contract Charges

    7.         Description of the Contracts

    8.         Description of the Contracts; Annuity Payments and Options

    9.         Description of the Contracts; Death Benefits

   10.         Description of the Contracts; Purchase Payments and Value of the
               Contract

   11.         Description of the Contracts; Redemptions

   12.         Federal Tax Status

   13.         Not Applicable

   14.         Table of Contents of the Statement of Additional Information

                      IMMEDIATE VARIABLE ANNUITY CONTRACT

                            VARIABLE ANNUITY ACCOUNT


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes an individual, immediate variable annuity contract (the "contract") offered by Minnesota Life Insurance Company. It may be used in connection with all types of personal retirement plans.


Your contract values are invested in the Variable Annuity Account, a separate account of Minnesota Life. The Variable Annuity Account invests in shares of the Index 500 Portfolio of the Advantus Series Fund, Inc. The value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Index 500 Portfolio, except as payments are guaranteed in amount by Minnesota Life. The contract lets you make additional purchase payments and withdrawals during part of the time you are receiving annuity payments.


This Prospectus includes information you should know before purchasing a contract. You should read and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.


           THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                  PROSPECTUS OF THE ADVANTUS SERIES FUND, INC.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this document and the Statement of Additional Information is May 1, 2002.

           THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

            TABLE OF CONTENTS


                                                                                    PAGE
                                                                                    ----
                      SPECIAL TERMS AND HOW TO CONTACT US                              1
                      QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT        4
                      EXPENSE TABLE                                                    7
                      CONDENSED FINANCIAL INFORMATION                                 10
                      GENERAL DESCRIPTIONS                                            10
                            Minnesota Life Insurance Company                          10
                            Separate Account                                          10
                            Advantus Series Fund, Inc.                                11
                            Additions, Deletions or Substitutions                     11
                      CONTRACT CHARGES                                                12
                            Sales Charges                                             13
                            Risk Charge                                               14
                            Mortality and Expense Risk Charges                        14
                            Administration Charge                                     15
                      DESCRIPTION OF THE CONTRACTS                                    15
                            General Provisions                                        15
                            Annuity Payments and Options                              17
                            Death Benefits                                            20
                            Purchase Payments and Value of the Contract               21
                            Redemptions                                               23
                      VOTING RIGHTS                                                   27
                      FEDERAL TAX STATUS                                              27
                      PERFORMANCE DATA                                                33
                      STATEMENT OF ADDITIONAL INFORMATION                             34
                      APPENDIX A -- TAXATION OF QUALIFIED PLANS                      A-1
                      APPENDIX B -- COMPUTATION AND EXAMPLES OF WITHDRAWALS          B-1
                      APPENDIX C -- IMMEDIATE VARIABLE ANNUITY ILLUSTRATION          C-1

SPECIAL TERMS AND HOW TO CONTACT US


As used in this Prospectus, the following terms have the indicated meanings:

AGE:  the age of a person at nearest birthday.

ANNUITANT: the person named on page one of the contract who may receive lifetime benefits under the contract. Except in the event of the death of either annuitant prior to the annuity payment commencement date, joint annuitants will be considered a single entity.

ANNUITY PAYMENT COMMENCEMENT DATE: the first annuity payment date as specified on page one of the contract.

ANNUITY PAYMENT DATE: each day indicated by the annuity payment commencement date and the annuity payment frequency for an annuity payment to be determined. This is shown on page one of the contract.

ANNUITY PAYMENTS: payments made at regular intervals to the annuitant or any other payee. The annuity payments will increase or decrease in amount. The changes will reflect the investment experience of the sub-account of the separate account.

ANNUITY UNIT:  the standard of value for the variable annuity payment amount.

BENEFICIARY: the person, persons or entity designated to receive death benefits payable in the event of the annuitant's death.

CASH VALUE: the dollar amount available for withdrawal under the contract at any time. A cash value exists only as long as both the number of cash value units and the applicable factor from the cash value factor table shown in the contract are greater than zero.

CASH VALUE PERIOD: the time during which there is a cash value under the contract. The cash value period begins on the annuity commencement date and ends on the cash value end date shown on page one of the contract.

CASH VALUE UNIT: the measure of your interest in the Separate Account that is available for withdrawal during the cash value period.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT DATE:  the effective date of a contract.

FUND: Advantus Series Fund, Inc. or any mutual fund or separate investment portfolio within a series mutual fund which is designated as an eligible investment for the Separate Account.

GENERAL ACCOUNT: all of our assets other than those in the Separate Account or in other separate accounts established by us.

GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT: the amount which is guaranteed as the minimum annuity payment amount. This amount is payable regardless of the performance of the Sub-Account. Purchase payments and cash value withdrawals will change the guaranteed minimum annuity payment amount.

JOINT OWNER: the person designated to share equally in the rights and privileges provided to the owner of this contract. Only you and your spouse may be named as a joint owner in those states where we offer joint contracts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan which provide benefits using these contracts.

PURCHASE PAYMENT DATE: the date we receive a purchase payment in our home office.

PURCHASE PAYMENTS:  amounts paid to us as consideration for the contract.

SEPARATE ACCOUNT: a separate investment account entitled Variable Annuity Account. The assets of the Separate Account are ours. Those assets are not subject to claims arising out of any other business which we may conduct. The Separate Account is composed of a number of sub-accounts.

SURRENDER VALUE: the surrender value of the contract shall be the total annuity value as of the date of surrender plus the amounts deducted from purchase payments. These include deductions for sales charges, risk charges and state premium taxes where applicable.

TOTAL ANNUITY VALUE: the total annuity value represents your total interest in the Separate Account.

VALUATION DATE:  any date on which a Fund is valued.

VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

WRITTEN REQUEST: a request in writing signed by you. In the case of joint owners, the signatures of both owners will be required to complete a written request. In some cases, we may provide a form for your use. We may also require that the contract be sent to us along with your written request.

YOU, YOUR: the owner of this contract. The owner may be the annuitant or someone else. The owner is named in the application.

1940 ACT: the Investment Company Act of 1940, as amended, or any similar successor federal legislation.

HOW TO CONTACT US



At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.



ON THE INTERNET



Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:



    -  Account values



    -  Variable Investment Performance



    -  Interest rates (when applicable)



    -  Service forms



    -  Beneficiary information



    - Transactions to transfer among investment options or change your allocation percentage.



    -  Contribution and transaction history



MINNESOTA LIFE'S ANNUITY SERVICE LINE



- Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service line provides around-the-clock access to:



    -  Account Values



    -  Unit Values



    -  Interest Rates



- Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.



BY MAIL



-  For contributions sent by regular mail:



   Minnesota Life
   Annuity Services
   P.O. Box 64628
   St. Paul, MN 55164-0628



- All other service requests, inquiries and overnight express mail should be sent to:



   Annuity Services A3-9999
   400 Robert Street North
   St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments for the life of a person or for the joint lifetimes of the annuitant and another person and thereafter during the lifetime of the survivor. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account of an insurance company is called a variable annuity.

WHAT IS AN IMMEDIATE ANNUITY?

An immediate annuity provides for annuity payments beginning within a relatively short period after contract issue. This type of annuity is distinguished from a deferred annuity where contract values may be left with an insurance company or separate account for some years before annuity payments begin. In some states this period is shortened so that the contract may be considered to be an immediate annuity within that state.

WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?

The contract is an immediate, variable annuity contract with scheduled annuity payments. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately and must begin on a date within 12 months after the issue date of the contract. Purchase payments are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which invests only in the Index 500 Portfolio of the Fund.

IS THERE A GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT?

Yes. You will receive at least the guaranteed minimum annuity payment amount shown in your contract. Each variable annuity payment will vary upwards or downwards in accordance with the performance of the Sub-Account. However, if Sub-Account performance produces a payment that would be less than the guaranteed minimum annuity payment amount, you will get the guaranteed amount instead. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value, or

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount. We determine this amount when we issue your contract. It is shown on page one of the contract. If an additional purchase payment is made, we guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed. If you withdraw cash value amounts, the guaranteed annuity payment amount will be reduced by the same proportion that the withdrawal reduces the number of annuity units.

IS THE AMOUNT OF THE CASH VALUE OF THE CONTRACT GUARANTEED?

No. The cash value of the contract decreases as annuity payments are made. It will also increase or decrease based upon the performance of the Sub-Account of the Separate Account. This is reflected in the annuity unit value. We do not guarantee the performance of any Sub-Account, nor do we guarantee the annuity unit value, which may fall to zero. The performance of the Sub-Account will not affect the duration of the cash value period.

ARE THERE LIMITATIONS ON PURCHASE PAYMENTS?

Yes. A purchase payment in an amount of at least $10,000 is required in order for us to issue the contract. Contracts will not be issued for less than that amount.

After we issue the contract, you may make additional purchase payments. This right extends only until the end of the cash value period of the contract. This period is shown on page one of the contract. You may make more purchase payments only while the annuitant or joint annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract limitation for amounts which are received after the contract effective date as part of an integrated rollover or Section 1035 transaction.

Whenever an additional purchase payment is made under a contract during the cash value period, the amount of that additional payment will be added to the remaining investment in the contract and a new exclusion amount will be calculated for the contract based on the then current IRS defined life expectancy of the annuitant or annuitants.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

Total purchase payments may not exceed $1,000,000 except with our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring special advance consent.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE SEPARATE ACCOUNT?

Purchase payments are allocated to the Sub-Account which invests in shares of the Index 500 Portfolio of the Fund (the "Portfolio").

There is no assurance that the Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolio can be found in the current prospectus for the Fund, which is attached to this Prospectus. You should carefully read the Fund prospectus before purchasing the contract.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

There are charges which reduce purchase payments and charges made directly to the assets held in the Separate Account.

A deduction for a sales charge and a risk charge is made from purchase payments. The sales charge is up to 4.5% of purchase payments.

The risk charge, for guaranteeing the minimum annuity payment amount, may be as much as 2% of each purchase payment. Currently, this charge is made at the per annum rate of 1.25% of purchase payments.

We deduct a daily charge of .80% of the net asset value of the Separate Account on an annual basis for our mortality and expense risk guarantees. We reserve the right to increase this charge to 1.40% on an annual rate.


The Portfolio pays advisory and other expenses. Total advisory and other expenses of the Portfolio are .42% of average daily net assets of the Portfolio on an annual basis.


We deduct an administrative charge from the net asset value of the Separate Account in the amount of .15% computed daily, on an annual basis. We reserve the right to increase this charge to .40%.

Deductions for any applicable premium taxes may also be made from purchase payments (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

The following expense table will illustrate these expenses to assist you in understanding the contract's changes.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expenses of the individual, immediate variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL, IMMEDIATE VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

         CUMULATIVE TOTAL                      SALES CHARGE AS A PERCENTAGE
         PURCHASE PAYMENTS                         OF PURCHASE PAYMENTS
-----------------------------------            ----------------------------
   $             0 to 499,999.99                          4.500%
           500,000 to 749,999.99                          4.125
         750,000 to 1,000,000.00                          3.750
    1,000,000.01 to 1,499,999.99                          3.375
       1,500,000 to 1,999,999.99                          3.000
       2,000,000 to 2,499,999.99                          2.625
       2,500,000 to 2,999,999.99                          2.250
       3,000,000 to 3,999,999.99                          1.875
       4,000,000 to 5,000,000.00                          1.500
Risk Charge                                                1.25%
                                                          -----
Total Contract Expenses                                    5.75%
(assuming maximum sales charge)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE  OF AVERAGE ACCOUNT VALUE)

                                                                    MAXIMUM
                                                       CURRENT      POSSIBLE
                                                        CHARGE       CHARGE
                                                       --------     --------
Mortality and Expense Risk Fees*                         0.80%        1.40%
Administrative Charge*                                   0.15%        0.40%
                                                        -----        -----
Total Separate Account Annual Expenses                   0.95%        1.80%

ADVANTUS SERIES FUND, INC. INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees                                          0.12%
Distribution Fees                                        0.25%
Other Expenses                                           0.05%
                                                        -----
Total Index 500 Portfolio Annual Expenses                0.42%
                                                        =====

EXAMPLES:

Whether or not you surrender your contract at the end of the applicable time period:


                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             --------   --------   --------   --------
You would pay the following expenses on a      $706       $984      $1,282     $2,127
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of
  current charges:



                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            --------   --------   --------   --------
You would pay the following expenses on a     $860      $1,299     $1,762     $3,038
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of the
  maximum possible charges*:


*Under the terms of the contract, total mortality and expense risk fees may be increased to as much as 1.40% (provided any necessary regulatory approvals are obtained) and the administrative charge may be increased to as much as .40%.

These figures are based on the assumption that the contract will accumulate in value prior to the annuity payment commencement date at a 5% annual return on assets for one, three, five and ten years, respectively. The maximum period allowable between the issuance of a contract and the commencement of annuity payments is one year.

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon applicable law.

The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CAN YOU SURRENDER THE CONTRACT?

Yes. Before annuity payments begin, you can surrender the contract for its surrender value. The surrender value is its total annuity value plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

CAN YOU MAKE WITHDRAWALS FROM THE CONTRACT?

Yes. During the cash value period, you can make withdrawals of the cash value from the contract, pursuant to your written request. Each withdrawal must be in an amount of at least $500 or, if the cash value of the contract is less than that amount, all of the total remaining cash value in the contract must be withdrawn. Withdrawals are not allowed during the period before annuity payments begin.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value depends upon the number of cash value units in the contract. The number of cash value units and the cash value period are shown on page one of each contract. If you make later purchase payments or withdrawals we will give you a new page one.

When a withdrawal is made during the cash value period, the amount of the annuity payment to be received by the annuitant after the withdrawal will be recalculated. The guaranteed minimum annuity payment amount will be redetermined as well. Each will be adjusted downward to reflect the withdrawal of cash value.

When a withdrawal is taken, an amount equal to the lesser of (i) the amount withdrawn or (ii) the net gain received from the contract will be taxable as ordinary income for that year. Net gain, for this purpose, is the total annuity value prior to the withdrawal less the investment in the contract. The balance of the amount withdrawn will be considered a return of the investment in the contract, and not as taxable income. Any portion of the withdrawal that is not taxable as ordinary income will be deducted from the investment in the contract and a new exclusion amount will be calculated for the contract.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

You may select one of two variable annuity options. One provides for lifetime variable annuity payments based on the life of a single annuitant, the other provides for the lifetime variable annuity payments based upon the combined lives of joint annuitants.

WHAT HAPPENS IF THE ANNUITANT DIES?

If the annuitant, or one of the named joint annuitants dies before annuity payments begin, we will pay a death benefit to you or the named beneficiary. This death benefit will be the sum of the contract's total annuity value plus the amounts deducted from the contract's purchase payments for sales charges, risk charges and state premium taxes, where applicable.

If the annuitant dies after annuity payments have begun, or after the second death in the case of joint annuitants, we will pay a death benefit. It will be equal to the cash value, if any, of the contract as of the date of the annuitant's death.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Portfolio held for their contracts in the Sub-Account of the Separate Account.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Contract values are invested in a single Portfolio.
(END SIDEBAR)

CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. No condensed financial information is presented as the variable annuity contract described in this Prospectus has no accumulation units or associated information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


B. SEPARATE ACCOUNT

We established the Variable Annuity Account on September 10, 1984. The Separate Account is registered as a "unit investment trust" with the SEC under the 1940 Act, but such registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Separate Account.

The assets of the Separate Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Separate Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Separate Account is composed of a number of Sub-Accounts. The Separate Account has one Sub-Account available for your purchase payments to the contract. That Sub-Account invests in the Index 500 Portfolio.

(SIDEBAR)
Contract values are invested in a single Portfolio. We may change the Portfolios offered under the contract.
(END SIDEBAR)

C. ADVANTUS SERIES FUND, INC.

Advantus Series Fund, Inc. (the "Fund"), is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future.


Advantus Capital is a wholly-owned subsidiary of Securian Financial Group, Inc.


The only Portfolio of the Fund which is available for investment by the contract is the Index 500 Portfolio.

A prospectus for the Fund is attached to this Prospectus. You should carefully read the Fund's prospectus before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Separate Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another Fund for a sub-account. Substitution may be with respect to existing total annuity values and cash values, future purchase payments and future annuity payments.

We reserve the right to transfer assets of the separate account to another separate account.

We may also establish additional Sub-Accounts in the Separate Account and we reserve the right to add, combine or remove any Sub-Accounts of the Separate Account. Each additional Sub-Account will purchase shares in a new portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining to eliminate one or more of the Sub-Accounts of the Separate Account. The addition of any investment option will be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Separate Account under the 1940 Act, to restrict or eliminate any voting rights of the contract owners, and to combine the Separate Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

Under this contract, there are deductions for charges from purchase payments and other charges which are made directly to the Separate Account. Deductions from purchase payments are made for sales charges, risk charges and state premium taxes, where applicable. Deductions for the mortality risk charge, expense risk charge and the administrative charge are all deducted on each valuation date from the Separate Account.


In addition to the charges which are applied under the contract, there are also charges associated with the Index 500 Portfolio of the Fund. These charges, which are not guaranteed, cover the advisory and other expenses of the Index 500 Portfolio. Current total advisory and other expenses of the Portfolio are .42% of average daily net assets of the Portfolio on an annual basis. More information can be obtained in the prospectus for the Fund, which is attached to this Prospectus.

(SIDEBAR)
A sales charge of up to 4.5% may apply.
(END SIDEBAR)

A. SALES CHARGES

A sales charge is deducted from the purchase payments. The percentage amount of the deduction is as follows:

      CUMULATIVE TOTAL        SALES CHARGE AS A PERCENTAGE
     PURCHASE PAYMENTS            OF PURCHASE PAYMENTS
----------------------------  ----------------------------
$            0 to 499,999.99                   4.500%
       500,000 to 749,999.99                   4.125
     750,000 to 1,000,000.00                   3.750
1,000,000.01 to 1,499,999.99                   3.375
   1,500,000 to 1,999,999.99                   3.000
   2,000,000 to 2,499,999.99                   2.625
   2,500,000 to 2,999,999.99                   2.250
   3,000,000 to 3,999,999.99                   1.875
   4,000,000 to 5,000,000.00                   1.500


The applicable percentage will be based on the total cumulative purchase payments to the date of payment, including the new purchase payment. In addition, if you purchase multiple contracts at different times with the same ownership, purchase payments made under all contracts will be aggregated solely for the purpose of determining the sales charge applicable to those purchase payments made to later contracts.


These sales charges may be waived in whole or in part where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sale of the contracts or where the contract is sold in anticipation of reduced expenses in group or group-type situations. We will not eliminate or reduce a sales charge if that would be unfairly discriminatory to any person or class of persons.

The full amount of the sales charge for the Adjustable Income Annuity described in this Prospectus will be applied to purchase payments. However, certain sales charges on your old contract may be waived.

For certain variable annuity contracts issued by us prior to May 1, 2000, we will waive the sales charge on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity.

For certain variable annuity contracts issued by us on or after May 1, 2000, we will waive the sales charge remaining on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity according to the following schedule:

CUMULATIVE ACCUMULATION VALUE APPLIED TO
 PURCHASE AN ADJUSTABLE INCOME ANNUITY                 SALES CHARGE WAIVED
----------------------------------------       ------------------------------------
         $          0 to 499,999                       anytime after issue
            500,000 to 1,999,999                   2 years after issue or later
          2,000,000 to 5,000,000                   5 years after issue or later

(SIDEBAR)
The risk charge is 1.25%.
The mortality and expense risk charge is .80%.
(END SIDEBAR)

For persons who are current owners of our MOA Select and MOA Achiever variable annuity contracts, the value applied in the exchange will be the total purchase payments made to those contracts. For all other variable annuity contracts issued by us, the value applied in this exchange will be the accumulation value in those contracts.

B. RISK CHARGE

A risk charge is deducted from each purchase payment for our guarantee of the minimum annuity payment amount. The risk charge may be as much as 2% of each purchase payment. Currently, this charge is made at the rate of 1.25% of purchase payments made to the contract. This rate is not guaranteed for future purchase payments made under the contract and may change based upon our experience.

If this deduction proves to be insufficient to cover our actual costs of the risk assumed by us in providing a guaranteed minimum payment, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

C. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk by our obligation to continue to make scheduled annuity payments, in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the scheduled annuity payments received under the contract. Our actual mortality results will not adversely affect any payments or values.

We assume an expense risk by assuming that deductions in the contracts will be adequate to cover our actual expenses. Our actual expense results will not adversely affect any payments or values.

For assuming these risks, we currently make a deduction from the net asset value of the Separate Account at an annual rate of .80%. This is 0.55% for the mortality expense risk charge and 0.25% for the expense risk charge. We have the right to increase these charges. If these charges are increased to the maximum amount, then the total for the mortality risk and expense risk charges would be 1.40% on an annual basis.

If these deductions prove to be insufficient to cover our actual costs, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the sales charge.

(SIDEBAR)
The administrative charge is .15%.
The contract is an immediate payment variable annuity. It may be used with a variety of retirement plans.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

D. ADMINISTRATION CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue rules, the preparation and issue of the contract, the receipt of purchase payments, forwarding amounts to the Fund for investment, the calculation of the guaranteed minimum annuity payment amount, the preparation and mailing of periodic reports and the performance of other services.

As consideration for providing these services, we currently make a deduction from the Separate Account at the annual rate of 0.15%. We reserve the right to increase this charge. If we do, the amount of this charge will not exceed 0.40%.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Variable Annuity Contract

The contract is an individual, immediate, variable annuity contract issued by us. It provides for scheduled annuity payments on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately. They must begin on a date within 12 months after the issue date of the contract. Purchase payments received by us under a contract are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which are then invested in the Portfolio.


This type of contract may be used in connection with a pension or profit sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may also be purchased by individuals where the contract is not a part of any qualified plan. The contract provides for a variable annuity which is paid on the basis of a single or joint life annuity. The annuity option elected may not be changed.


2. Issuance of Contracts

The contracts are issued to you. The owner of the contract may be the annuitant or someone else. The contract may be owned by two persons jointly. In some states, we may not offer joint contracts.

3. Modification of the Contracts


A written agreement between you and us may modify a contract. However, no modification will adversely affect the rights of an annuitant under the contract unless it is made to comply with a law or government regulation. You will have the right to accept or reject a modification. You cannot reject a modification where the contract is used in a tax-qualified arrangement and the change is required to conform the contract with tax laws or regulations.

(SIDEBAR)
You cannot pay more than $1 million unless we consent to a larger purchase payment.
(END SIDEBAR)

4. Assignment

The annuitant, or the joint annuitants, can direct or assign the contract annuity payments so that they are paid to someone else. We will not be bound by any assignment until we have recorded a written request of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action before it was recorded. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

If the contract is part of a tax-qualified program (including employer-sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

5. Limitations on Purchase Payments

Purchase payments must be made at our home office. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. When we receive a purchase payment, we will send you a confirmation statement and an updated page one for the contract.

A purchase payment in an amount of at least $10,000 will be required in order for us to issue the contract. We will not issue a contract for less than that amount.

After the contract has been issued, you may make additional purchase payments. You can do this only during the cash value period of the contract as shown on page one. Additional purchase payments may be made only while the annuitant or joint annuitant, if any, is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract provision for amounts which are received after contract issue if it is part of an integrated rollover or Section 1035 transaction. When you make additional purchase payments, those purchase payments will result in a recalculation of your investment in the contract and a determination of a new exclusion amount. You may also wish to consult with your tax adviser.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

You may not make total purchase payments which exceed the amount of $1,000,000 unless you have our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring specific advance consent.

Some states will limit these contracts to a single purchase payment.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

6. Deferment of Payment

Whenever we make any payment in a single sum, we will make it within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Commission,

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund,

    - or such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is nonparticipating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. If any distribution of divisible surplus is made, it will take the form of the purchase of additional annuity units.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of

    - the mortality table specified in the contract, which reflects the age of the annuitant or the joint annuitants, and

    -  the investment performance of the Sub-Account.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amount of each scheduled annuity payment) will reflect investment gains and losses and investment income of the Portfolio. The amount of the annuity payment will increase or decrease from one annuity payment date to the next unless affected by the guaranteed minimum annuity payment amount.

2. Electing the Annuity Commencement Date

The contracts are issued as immediate annuities on the contract date. When you purchase a contract, you must indicate the annuity commencement date. It must be within 12 months from the contract date. Some jurisdictions may restrict this time limit to a shorter period.

(SIDEBAR)
Two annuity options are available. Each is payable only as a variable annuity. The amount of your first annuity payment depends on the age of the annuitant, the annuity option and the frequency of payments.
(END SIDEBAR)

An annuity payment may begin on any day of the month. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options


The contracts provide for two lifetime annuity options, a life annuity or a joint and last survivor annuity. Each annuity payment option is available only as a variable annuity. No additional annuity options are provided or allowed under the contracts. The annuity option elected may not be changed.


The amount of the first scheduled payment depends on the annuity option elected, the age of the annuitant and the joint annuitant, if any, and the frequency of payments.

LIFE ANNUITY

This is a scheduled annuity payable during the lifetime of the annuitant. Annuity payments terminate with the last scheduled payment preceding the death of the annuitant if the annuitant's death occurs after the cash value period has expired. If the annuitant dies during the cash value period, the beneficiary will be paid a death benefit that permits the beneficiary to elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value amount. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary.

JOINT AND LAST SURVIVOR ANNUITY

This is a scheduled annuity payable during the joint lifetime of the annuitant and a designated joint annuitant. Payments continue during the remaining lifetime of the survivor. If the last surviving annuitant dies during the cash value period, the beneficiary will be paid a death benefit. The beneficiary may elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant.

4. Determination of Amount of Variable Annuity Payments

Unless annuity payments are based on the guaranteed minimum annuity payment amount, the dollar amount of each variable annuity payment is equal to:

    -  the number of annuity units in the contract, multiplied by

    -  the annuity unit value as of the due date of the payment.

A number of annuity units is credited at issuance of the contract based upon the initial annuity payment amount attributable to the initial purchase payment

(SIDEBAR)
Payments are guaranteed at 85% of your initial variable annuity payment amount. (END SIDEBAR)

received for the contract. The number of annuity units to be credited is determined by dividing the initial annuity payment amount by the annuity unit value as of the contract date. The number of annuity units remains unchanged except as adjusted for your additional purchase payments, cash value withdrawals or an annuitant's death.

The initial annuity payment amount is determined by applying the purchase payment, after deductions, to the appropriate annuity purchase rate per $1,000. Deductions from purchase payments may include premium taxes. Where applicable, these taxes currently range from 0% to 3.5%.

The initial annuity payment amount depends on the annuity form you elected and upon the adjusted age of the annuitant and the joint annuitant, if any. The initial annuity payment amount is also based upon annuity payment purchase rate tables which assume an interest rate of 4.5% per annum. The 4.5% interest rate will produce level annuity payments if the net investment performance remains constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment performance is less than, equal to, or greater than 4.5%.

The amount of the first annuity payment after the initial purchase payment, or after an addition or withdrawal, may be different than the initial annuity payment amount used to determine the number of annuity units credited at the time of that transaction. The actual annuity payment amount on any due date is the number of annuity units multiplied by the annuity unit value on the due date of the payment. We will pay the guaranteed minimum annuity payment amount if that amount is greater. The annuity unit value recognizes the net sub-account performance between the date of a transaction and the date the annuity payment is calculated for payment.

5. Amount of Second and Subsequent Scheduled Annuity Payments

Unless annuity payments are the guaranteed minimum annuity payment amount, the dollar amount of the second and later variable annuity payments is equal to:

    - the number of annuity units determined for the Sub-Account, multiplied by

    - the annuity unit value as of the due date of the payment. This amount will increase or decrease from payment to payment.

6. The Guaranteed Minimum Annuity Payment Amount

You will receive at least the guaranteed minimum annuity payment amount specified in your contract. Each variable annuity payment will vary upwards or downwards in accordance with investment performance unless it would be less than the guaranteed minimum annuity payment amount. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units multiplied by the annuity unit value, or

(SIDEBAR)
This immediate variable annuity has a death benefit during the cash value period.
(END SIDEBAR)

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount.

The guaranteed amount is determined on the contract issue date and shown on page one of the contract. If an additional purchase payment is made, we will guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed when you make that purchase payment. If you withdraw cash value amounts under the contract, it will reduce the guaranteed annuity payment amount by the same proportion that the withdrawal reduces the number of annuity units.

C. DEATH BENEFITS

The contracts provide that in the event of the death of the annuitant or a joint annuitant before the annuity payments begin, a death benefit will be paid to you or, if applicable, to your beneficiary. The death benefit will be paid when we receive due proof, satisfactory to us, of the death at our home office. The death benefit will be the sum of:

    -  the total annuity value of the contract, plus


    - the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes, where applicable.


Death proceeds will be paid in a single sum to the beneficiary designated to receive a lump sum benefit. Payment will be made within seven days after we receive due proof of death.

We will pay the cash value of the contract, if any, as a lump sum death benefit in the event of the death of the annuitant or the second joint annuitant after annuity payments have begun. We will pay the death benefit to the beneficiary. The beneficiary may elect to receive annuity payments during the remainder of the cash value period rather than a lump sum benefit. However, the number of annuity units will be set as a number equal to the number of cash value units as of the date of the annuitant's death. The annuity payments to the beneficiary will terminate at the end of the cash value period. Then, the guaranteed minimum annuity payment amount will be adjusted in proportion to any change in the number of annuity units. The new guaranteed minimum annuity payment amount will be equal to:

    - the guaranteed minimum annuity payment amount just prior to the annuitant's death, multiplied by

    -  the number of annuity units after the annuitant's death,

    -  divided by the number of annuity units prior to the annuitant's death.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
This immediate annuity allows you to make additional purchase payments.
(END SIDEBAR)

If the beneficiary elects to continue the annuity payments, the cash value will also continue on the beneficiary's behalf as part of the death benefit. This allows the beneficiary to withdraw any or all of the cash value available at any time during the remaining cash value period. As with cash value withdrawals while the annuitant is alive, cash value withdrawals by the beneficiary after the annuitant's death will reduce future annuity payments and the guaranteed minimum annuity payment amount. Except as noted below, the entire interest in the contract must be distributed within five years of an owner's death.

Death benefits payable after the annuitant's death must be distributed at least as rapidly as under the method elected by the annuitant or annuitants.

If you are not an annuitant and you die, or if any joint owner who is not an annuitant dies, a death benefit will be paid. This death benefit will be the same amount as the amount that would be paid on the death of the annuitant or joint annuitant. It will be paid out in the same manner, except that if death occurs before the annuity payments begin, the death benefit will be paid out within five years of the date of death. When we pay a death benefit on the death of the owner, no other contract benefits are then payable.

You can file a written request with us to change the beneficiary. It will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date you signed the request. However, if a death occurs before the request has been recorded, the request will not be effective as to any death proceeds we have paid before the request was recorded in our home office. If a beneficiary dies, that beneficiary's interest in a contract ends with his or her death. Only those beneficiaries who survive will be eligible to share in the amount payable to the beneficiary at the annuitant's death. If there is no surviving beneficiary upon the death of the annuitant, any remaining value of death benefit payable to the beneficiary will be paid to the annuitant's estate.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Annuity and Cash Value Units

You must complete an application and send it to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, we will issue a contract. The initial purchase payment for the contract must be an amount of at least $10,000.

If we receive money and an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received and accepted. We will offer to return the initial purchase payment with an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in the form of annuity units and cash value units. Each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office, except for the initial purchase payment. The number of annuity and cash value units credited with respect to each purchase payment is determined by:

    - dividing the initial annuity payment amount attributable to the purchase payment by

    - the then current annuity unit value for the Sub-Account on the date the purchase payment is credited.

The net amount of each purchase payment, after deductions, will be applied to purchase an additional initial annuity payment amount at least as great as that determined by using the guaranteed annuity payment purchase rate table for new purchase payments included in the contract. When a purchase payment is made, if we are using a more favorable table of annuity payment purchase rates for new purchase payments, we will use that table instead.

The number of annuity and cash value units determined shall not be changed by any subsequent change in the value of a unit, but the value of a unit will vary from valuation date to valuation date to reflect the investment experience of the Sub-Account.

We will determine the value of annuity units on each day on which the Portfolio of the Fund is valued.

Cash value units will be credited for each purchase payment in a number equal to the number of annuity units credited for each respective purchase payment.

2. Total Annuity Value of the Contract

The total annuity value of the contract at any time is the present value of the future annuity payments expected to be made under the contract. The total annuity value represents your total interest in the Separate Account.

When the annuitant is alive, the total annuity value is equal to:

    - the sum of the number of cash value units, multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract,

    - plus the number of annuity units in excess of the number of cash value units,

    -  multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract.

After the annuitant's death, if the beneficiary elects to continue annuity payments for the remainder of the cash value period, the total annuity value will be equal to the cash value at all times during the cash value period.

(SIDEBAR)
The contract may be surrendered before annuity payments begin.
This immediate annuity allows cash withdrawals during the cash value period. (END SIDEBAR)

3. Value of the Annuity Unit

The value of an annuity unit for the Sub-Account is determined on each valuation date by using the product of:

    -  the value of an annuity unit on the preceding valuation date,

    - the net investment factor for the Sub-Account for the valuation period ending on the current valuation date, and

    - a daily factor (.999879) which adjusts the value for the effect in the valuation period of the 4.5% annual assumed interest rate that has already been built into each contract's total annuity value, cash value and annuity payment calculations.

4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For the Sub-Account, the net investment factor for a valuation period is the gross investment rate for the valuation period, less a deduction for the mortality and expense risk charges and the administrative charge at the current rate of 0.95% per annum.

The gross investment rate is equal to:

    - the net asset value of a Portfolio share determined at the end of the current valuation period, plus


    - the per share amount of any dividend or capital gain distribution by the Portfolio, if the "ex-dividend" date occurs during the current valuation period, divided by


    - the net asset value of a Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Withdrawals and Surrender

Withdrawals are not allowed prior to the "cash value period" which begins when annuity payments begin. At any time during the cash value period of the contract, you may request a withdrawal from the cash value of the contract. Each withdrawal must be in an amount of at least $500. However, if the cash value of the contract is less than that amount, the total of any remaining cash value in the contract must be withdrawn. Other restrictions on withdrawals may be present when the contract is used in conjunction with tax qualified programs. You must make a written request for any withdrawal or surrender. Appendix B contains examples of contract changes when there is a withdrawal.

You may surrender the contract at any time before the annuity payment commencement date. The annuity payment commencement date is the day the first annuity payment is made under the contract and it is the beginning of the cash value period. If you make a surrender request, you will receive the contract's surrender value. The surrender value will be determined on the valuation date coincident with or next following the day your written request is received at our home office.

Withdrawal or surrender proceeds will be paid in a single sum within seven days of our receipt of your written request.

(a) Determination of Surrender Value

The surrender value of a contract is the total annuity value of the contract as of the date of surrender plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable. As this surrender value is available only until the time the first annuity payment is made under the contract, this provision has the effect of providing a return of your contract's charges, the net purchase payments, plus or minus investment gains or losses and less Separate Account charges, up until the time of that payment. The maximum period of deferral is 12 months after the Contract Date. This provision offers a benefit which is limited.

(b) Determination of Cash Value

The cash value of the contract is not guaranteed. The cash value decreases as annuity payments are made, but also increases or decreases based on the performance of the Sub-Account of the Separate Account given by the relative change in the annuity unit value.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value available for withdrawal is equal to: (a) multiplied by (b) multiplied by (c), where (a) is the number of cash value units credited to the contract, (b) is the current annuity unit value and (c) is the appropriate cash value factor set forth in a table in the contract. The cash value period begins at the annuity payment commencement date of the contract and runs for a period approximately equal to the annuitant's life expectancy at the time the contract is issued. The number of cash value units and the cash value period are shown on page one of your contract. We will send you a new page one if you make subsequent purchase payments or withdrawals. This will inform you of the number of cash value units remaining in your contract.

The number of cash value units credited under a contract depends on your purchase payments and cash value withdrawals. On the issue date of the contract the number of cash value units will be equal to the number of annuity units credited to the contract. Normally, withdrawals will reduce both the number of cash value units and the number of annuity units but at different rates, so that after a withdrawal the number of cash value units will no longer equal the number of annuity units.

(SIDEBAR)
This is how we calculate your new annuity payment after a withdrawal.
This immediate annuity will always pay an annuity benefit, even if you withdraw all available cash value.
(END SIDEBAR)

(c) Effect of Withdrawals on Cash Value

A withdrawal during the cash value period reduces the number of cash value units of the contract. The new number of cash value units after a withdrawal is equal to:

    -  the number of cash value units just prior to the withdrawal,

    -  multiplied by the cash value prior to withdrawal,

    - less the cash value withdrawn, divided by the cash value prior to withdrawal.

Cash value units are reduced on a last in, first out basis. Therefore, if you make additional purchase payments to the contract after its issue, the value of the cash value units attributable to those payments will be valued and cashed out as withdrawals first, running backwards in time until we reach the values attributable to the initial purchase payment.

(d) Annuity Payment Determinations after Withdrawals

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of those payments. The new number of annuity units following a cash value withdrawal will depend on whether or not the annuitant is alive at the time the cash value withdrawal is made. If the annuitant is not alive, in other words if the withdrawal is made by the beneficiary as part of the death benefit, the new number of annuity units will equal the number of cash value units following the withdrawal. At the death of the annuitant, the number of annuity units is adjusted, if necessary, to equal the then number of cash value units, and this equivalency is continued through any subsequent cash value withdrawals.

If the annuitant is alive at the time of the withdrawal, the adjustment of subsequent annuity payments that occurs after a withdrawal is designed to produce a new level of annuity payments -- assuming a rate of return exactly equal to 4.5% -- over the remaining lifetime of the contract, including the period after the end of the cash value period. After such a withdrawal, there will be less cash value to support benefit payments during the cash value period, so that the level of annuity payments before the withdrawal cannot be maintained during the cash value period. In order to levelize payments -- again, based on the assumption of a 4.5% return -- both before and after the end of the cash value period, it is necessary to "redistribute" annuity payments, reducing payments after the end of the cash value period and using the portion of the excess reserves attributable to the reduction to increase payments during the cash value period above the level that could be supported by the remaining cash value alone to the level payable after the cash value period. (As a result, even if all of a contract's cash value is withdrawn, annuity payments will continue to be made, although at a considerably reduced level.)

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
(END SIDEBAR)

If the annuitant is alive at the time of the withdrawal, annuity payments after a withdrawal are determined as follows. When a withdrawal occurs, the total annuity value of the contract is recomputed by adding the sum of the new cash value immediately after the withdrawal and the contract's excess reserves. The new total annuity value is then converted into a new "initial annuity payment amount," based on tables set forth in the contract, and the new initial annuity payment amount is in turn converted into annuity units by dividing it by the annuity unit value on the date of the withdrawal. The tables are actuarially computed to produce a level annuity payment for the remaining lifetime of the contract based on an interest rate of 4.5% and the mortality rates originally applied to purchase payments received under the contract using its specified table. When a cash value withdrawal is made, we will inform you of the new number of annuity units by sending you a new page one for your contract.

Redistribution of annuity payments after withdrawals do not adjust redistributions made in connection with prior withdrawals. Despite redistributions, the original mortality guarantees associated with each purchase payment are preserved.

While annuity payments will be reduced as a result of cash value withdrawals, so long as the annuitant is alive, annuity payments will never be eliminated by cash value withdrawals even if all available cash value is completely withdrawn. Some level of annuity benefit, under the option elected, will always be payable. Also, a new guaranteed annuity amount will always be in effect after cash withdrawals. While a new initial annuity payment amount is determined after a cash withdrawal, additional cash values are not created.

2. Right of Cancellation

You should read the contract carefully when you receive it. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of your intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    - the total annuity value of the contract attributable to your purchase payments, plus the amounts deducted from your purchase payments, or

    -  the amount of purchase payments paid under this contract.

In some states, the free look period may be longer than ten days. These rights are subject to change and may vary among the states.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

For more information on your contract, you may contact us at 1-800-362-3141. In addition, you may be able to contact us via Internet e-mail through our web site. Please remember that an e-mail is not a valid substitute for a written request that requires your signature.

(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

VOTING RIGHTS

We will vote fund shares held in the Separate Account at the regular and special meetings of the Fund. We will vote shares attributable to contracts in accordance with instructions received from the annuitant or annuitants or, during the surrender period of the contract, from the owner, if different from the annuitants. In the event no instructions are received from the person or persons entitled to direct such a vote, we will vote shares attributable to that contract in the same proportion as shares of the Portfolio held by the Sub-Account for which instructions have been received. If, however, the 1940 Act, any interpretations of that Act or the regulations under it should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

The number of votes will be determined by dividing the total annuity value for each contract allocated to the Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. The votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We will notify each person entitled to vote of a Fund shareholders' meeting if the shares held for his or her contract may be voted at that meeting. We will also provide proxy materials and a form of instruction to facilitate provision of voting instructions.

FEDERAL TAX STATUS

INTRODUCTION


The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.


THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on any investment income received by the Separate Account or on capital gains arising from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a variable contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.



The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Separate Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as the owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.


Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis of the contract. Amounts withdrawn upon a partial surrender from a variable annuity contract that is not part of a qualified program are generally treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:



    -  where the taxpayer is 59 1/2 or older,


    -  where payment is made on account of the taxpayer's disability,

    -  where payment is made by reason of the death of an owner, and

    -  in certain other circumstances.


The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.


For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.


The requirements of (b) above shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits,

    -  distributions prior to age 59 1/2 (subject to certain exceptions),

    - distributions that do not conform to specified minimum distribution rules, and

    -  other specified circumstances.


We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.



For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant)
(i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under
Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING


In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.



The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:


    - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more,

    -  a required minimum distribution,

    -  a hardship distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA


From time to time the Variable Annuity Account may publish advertisements containing performance data relating to the Sub-Account. Performance data will consist of average annual total return quotations for recent one-year, five-year and ten-year periods. Performance data may also include cumulative total return quotations for the period since June 1, 1987, or average annual total return quotations for periods other than as described above. Performance figures are based on historical performance information on the assumption that the contracts offered by this Prospectus were available for sale on June 1, 1987, when the Sub-Account began operations, and could accumulate value prior to the commencement of annuity payments for periods in excess of one year. The figures are not intended to suggest that such performance will continue in the future.


Average annual total return figures are the average annual compounded rates of return required for an initial investment to equal its total annuity value at the end of the period. The total annuity value will reflect the sales and risk charges deducted from purchase payments as well as all other contract charges. Cumulative total return figures are the percentage changes between the value of an initial investment and its total annuity value at the end of the period. Cumulative total return figures will not reflect the deduction of any amounts from purchase payments. Cumulative total return figures will always be accompanied by average annual total return figures. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A
TAXATION OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.


INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.



Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        PAGE A-1

SIMPLE IRAS


Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRAS


Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.


Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if:

    -  the annuity owner has reached age 59 1/2,

    -  the distribution is paid to a beneficiary after the owner's death,

    -  the annuity owner becomes disabled, or

    - the distribution will be used for a first time home purchase and does not exceed $10,000.

Nonqualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax.


In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth and other types of IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS


Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-

PAGE A-2
governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a
Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.


                                                                        PAGE A-3

APPENDIX B
COMPUTATION AND EXAMPLES OF WITHDRAWALS

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of such payments. If the annuitant is alive at the time of the withdrawal, the new number of annuity units is determined by first computing a new initial annuity payment amount and then dividing that amount by the annuity unit value at the time of the withdrawal.

IF NO PRIOR WITHDRAWALS

If no prior cash withdrawals have been made, the new initial annuity payment amount is the sum of:

    (i) the product of the number of cash value units after the withdrawal multiplied by the current annuity unit value, and

    (ii)  the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is the excess of the total annuity value over the cash value immediately prior to the withdrawal,

         (b) is the ratio of the cash value withdrawn over the cash value prior to the withdrawal, and

         (c) is the applicable annuity purchase rate set forth in the contract in the table captioned "Total Annuity Value Factors and Annuity Payment Purchase Rates Applicable at a Cash Value Withdrawal while the Annuitant is Alive" ("Table I").

In the above computation "(i)" reflects the portion of the new initial annuity payment amount supported by the reserves attributable to the cash value of the contract, and "(ii)" reflects the portion of the new initial annuity payment amount supported by the annuity reserves in excess of the cash value. The excess reserves, "(ii) (a)," are multiplied by the proportionate reduction in the cash value, "(ii) (b)," to determine the portion of the excess reserves that are to be redistributed, and the redistribution is effected by dividing the portion so determined by 1000 and multiplying the result by the appropriate annuity purchase rate.

An example of the withdrawal calculation may serve as a useful illustration. Assume a contract issued to a woman in 1995, age 60, for an initial purchase payment of $100,000. Assume further that the net Sub-Account performance matches the assumed interest rate of 4.5% so that we need not consider the variation in annuity payments as a result of fluctuations in investment performance. Assume also that the annuity unit value is and remains $1.00. At the time of issue of the contract, the initial annuity payment amount, if paid as a life annuity, will be $460.99, and the number of annuity units and cash value units will be
460.9900. The guaranteed minimum annuity payment amount is $391.84 (85% X $460.99).

Assume that at year five, the contract owner makes a withdrawal of 60% of the cash value. Immediately prior to the withdrawal, the contract has a total annuity value of $85,594, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract applicable to cash value units in Table I, 185.6737. The total annuity reserves amount is $85,594. The cash value of the contract immediately prior to the withdrawal is $70,890, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract in the table captioned "Cash Value Factors." ("Table II"), 153.7783. $70,890 is the amount of the annuity reserves attributable to the cash value of the contract. The cash value after the withdrawal is $28,356 ($70,890 - $42,534 (60% X $70,890)), and the new number of cash value units is 184.3960 (460.9900 X ($28,356/$70,890)).

PAGE B-1

The new initial annuity payment amount is $235.19, the sum of:

    (i) $184.40, the product of the number of cash value units after the withdrawal (184.3960) multiplied by the annuity unit value ($1.00), and

    (ii)  $50.79, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is $14,704, the excess of the total annuity value ($85,594) over the cash value ($70,890) immediately prior to the withdrawal,

         (b) is .6, the ratio of the cash value withdrawn ($42,534) over the cash value prior to the withdrawal ($70,890), and

         (c) is 5.7568, the applicable annuity purchase rate set forth in the contract in Table I.

The new guaranteed minimum annuity payment amount after the withdrawal is $199.91 ($391.84 X (235.1900/460.9900)).

IF PRIOR WITHDRAWALS

Where prior withdrawals have been made, the above formula is adjusted in the manner shown in the following example. Assume that after the withdrawal of 60% of the cash value in the contract described above the owner withdraws 75% of the remaining cash value at year 15.

Immediately prior to the transaction the contract has a total annuity value of $32,003. This is determined by multiplying the two components of the current annuity payment amount $184.40 -- the portion attributable to the cash value reserves, and $50.79 -- the portion attributable to the annuity reserves in excess of the cash value, by the appropriate factors set forth in the contract applicable to cash value units and annuity units in excess of cash value units, respectively, in Table I, namely, 137.7353 and 130.0297 ($32,003 = ($184.40 X
137.7353) + ($50.79 X 130.0297)). The cash value of the contract immediately prior to the withdrawal is $16,289, which is determined by multiplying the portion of the current annuity payment amount attributable to the cash value, $184.40, by the appropriate factor set forth in the contract in Table II,
88.3373 ($16,289 = $184.40 X 88.3373). The cash value after the withdrawal is $4,072 ($16,289 - $12,217 (75% X $16,289)), and the new number of cash value units is 46.0962 (184.3960 X ($4,072/$16,289)).

The new initial annuity payment amount is $149.44, the sum of:

    (i) $46.10, the product of the number of cash value units after the withdrawal (46.0962) multiplied by the current annuity unit value ($1.00),

    (ii) $50.79, the product of the number of annuity units (235.19) minus the number of cash value units (184.40), each prior to the withdrawal, multiplied by the current annuity unit value ($1.00), and

    (iii)  $52.55, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a)  is $9110, which is

              (A) $15,714, the excess of the total annuity value ($32,003) over the cash value ($16,289) immediately prior to the withdrawal, minus

                                                                        PAGE B-2

              (B) $6,604, the value is (ii) above ($50.79) multiplied by the appropriate factor as of the withdrawal date applicable to annuity units in excess of cash value units set forth in the contract in Table I (130.0297),

         (b) is .75, the ratio of the cash value withdrawn ($12,217) over the cash value prior to the withdrawal ($16,289), and

         (c) is 7.6905, the applicable annuity purchase rate set forth in the contract in Table I.

The new initial annuity payment amount has a new guaranteed minimum annuity payment amount associated with it of $127.02 ($199.91 X 149.4400/235.1900).

PAGE B-3

APPENDIX C


ADJUSTABLE INCOME ANNUITY DISCLOSURE "A VARIABLE IMMEDIATE ANNUITY"



PREPARED FOR: Jane M. Doe                            COMMENCEMENT DATE: 04/01/2002
DATE OF BIRTH: 05/01/1942  SEX: Female               INCOME FREQUENCY: Monthly
STATE: MN                                            INITIAL PERIODIC INCOME: $482.08
SINGLE PAYMENT RECEIVED: $100,000                    GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
FUNDS: Non-Qualified                                 **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
LIFE EXPECTANCY: 24.2 (IRS)                            $3,471
PREPARED BY: MN Life
QUOTATION DATE: 03/26/2002
ANNUITIZATION OPTION: Single Life



AGE  Your age at nearest birthday.



GUARANTEED INCOME The guaranteed income column represents the minimum annuity payment you will receive. This amount will be adjusted for additional purchase payments made to the contract or cash value withdrawals taken from the contract.



PROJECTED INCOME The variable annuity income amount shown assumes a constant annual investment return. 4.5% is the assumed interest rate used to calculate the first payment. Thereafter, payments will increase or decrease based upon the relationship between the 4.5% interest rate and the net investment performance of the Index 500* Portfolio of the Advantus Series Fund, Inc. Actual value of the contract will fluctuate depending on the performance of the underlying sub-account.



CUMULATIVE INCOME The cumulative income amount shown represents the sum of the projected income payments on an annual basis.



TOTAL ANNUITY VALUE The total annuity value at issue is the net amount credited to your account after deduction of all front end charges. Thereafter, the total annuity value changes based on fund performance, annuity payments made, and subsequent purchase payments or withdrawals. The total annuity value includes the cash value plus an amount intended to fund annuity payments for the remainder of your life after the cash value period has ended.



CASH VALUE The cash value is the dollar amount available for withdrawal under this contract at a given point in time. Access to the cash value is available during the cash value period -- a time period from the first annuity payment date to your life expectancy as determined at issue. It is important to note that withdrawals of cash value will reduce the amount of the minimum guaranteed payment.

                          NOT VALID WITHOUT ALL PAGES.



           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                        PAGE C-1

ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE The annual variable exclusion amount is based on a cost basis of $100,000.00 and represents the amount of variable payments that are excluded from taxation in each calendar year. This annual amount is prorated in the first calendar year and may be recalculated in any year where the total value of the annuity payments is less than the exclusion amount. Exclusion calculations apply only until the cost basis is returned, thereafter, all payments are fully taxable. This calculation does not include future contributions or withdrawals.



OTHER Deductions from your purchase payments are made for sales charges, risk charges and state premium taxes where applicable. Sales charges are based on your total cumulative purchase payments (see prospectus for schedule). A risk charge is deducted for Minnesota Life's guarantee of a minimum annuity payment amount. This charge is 1.25% of each purchase payment.



Net rates of return reflect expenses totaling 1.37%, which consist of the .95% Variable Annuity Account mortality and expense risk charge and administrative charge, and .42% for the Index 500 Portfolio management fee and other expenses. Under the terms of the contract, the maximum possible charge for mortality and expense risk and the administrative charge would be 1.80%.



Minnesota Life variable immediate annuities are available through registered representatives of Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account and for the Advantus
Series Fund, Inc.



* "Standard & Poor's-Registered Trademark-", "S & P-Registered Trademark-",
"S & P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



                        Minnesota Life Insurance Company
                             www.minnesotalife.com
    Variable Products are distributed by Securian Financial Services, Inc.,
      Securities Dealer, Member NASD/SIPC, Registered Investment Advisor.
        400 Robert Street North, St. Paul, MN 55101-2098, 1.888.237.1838

                          NOT VALID WITHOUT ALL PAGES.



           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

PAGE C-2

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"



PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1942  SEX: Female               COMMENCEMENT DATE: 04/01/2002
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/26/2002



                                           0.00% GROSS RATE OF RETURN (-1.37% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2002...      1       60      410        482           482       93,769       85,404
Apr 01, 2003...      2       61      410        455         6,089       86,949       78,662
Apr 01, 2004...      3       62      410        429        11,382       80,539       72,325
Apr 01, 2005...      4       63      410        410        16,384       74,517       66,372
Apr 01, 2006...      5       64      410        410        21,302       68,860       60,777
Apr 01, 2008...      7       66      410        410        31,136       58,563       50,590
Apr 01, 2010...      9       68      410        410        40,971       49,501       41,611
Apr 01, 2012...     11       70      410        410        50,805       41,542       33,707
Apr 01, 2014...     13       72      410        410        60,640       34,569       26,757
Apr 01, 2016...     15       74      410        410        70,474       28,491       20,656
Apr 01, 2018...     17       76      410        410        80,309       23,227       15,306
Apr 01, 2019...     18       77      410        410        85,226       20,880       12,887
Apr 01, 2020...     19       78      410        410        90,143       18,714       10,625
Apr 01, 2021...     20       79      410        410        95,060       16,725        8,511
Apr 01, 2022...     21       80      410        410        99,978       14,909        6,537
Apr 01, 2023...     22       81      410        410       104,895       13,264        4,694
Apr 01, 2024...     23       82      410        410       109,812       11,788        2,975
Apr 01, 2025...     24       83      410        410       114,729       10,485        1,373
Apr 01, 2026...     25       84      410        410       119,647        9,360            0
Apr 01, 2027...     26       85      410        410       124,564        8,372            0
Apr 01, 2028...     27       86      410        410       129,481        7,480            0
Apr 01, 2029...     28       87      410        410       134,398        6,677            0
Apr 01, 2030...     29       88      410        410       139,315        5,956            0
Apr 01, 2031...     30       89      410        410       144,233        5,313            0
Apr 01, 2032...     31       90      410        410       149,150        4,741            0
Apr 01, 2033...     32       91      410        410       154,067        4,232            0
Apr 01, 2034...     33       92      410        410       158,984        3,781            0
Apr 01, 2035...     34       93      410        410       163,902        3,381            0
Apr 01, 2036...     35       94      410        410       168,819        3,025            0
Apr 01, 2037...     36       95      410        410       173,736        2,709            0
Apr 01, 2038...     37       96      410        410       178,653        2,425            0
Apr 01, 2039...     38       97      410        410       183,571        2,171            0
Apr 01, 2040...     39       98      410        410       188,488        1,939            0
Apr 01, 2041...     40       99      410        410       193,405        1,727            0
Apr 01, 2042...     41      100      410        410       198,322        1,532            0


**The exclusion amount does not assume future contributions or withdrawals.

                          NOT VALID WITHOUT ALL PAGES.



           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                        PAGE C-3

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"



PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1942  SEX: Female               COMMENCEMENT DATE: 04/01/2002
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/26/2002



                                            5.87% GROSS RATE OF RETURN (4.50% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2002...      1       60      410        482           482       93,769       85,404
Apr 01, 2003...      2       61      410        482         6,267       92,124       83,344
Apr 01, 2004...      3       62      410        482        12,052       90,412       81,191
Apr 01, 2005...      4       63      410        482        17,837       88,629       78,941
Apr 01, 2006...      5       64      410        482        23,622       86,775       76,590
Apr 01, 2008...      7       66      410        482        35,192       82,846       71,566
Apr 01, 2010...      9       68      410        482        46,762       78,609       66,080
Apr 01, 2012...     11       70      410        482        58,332       74,054       60,088
Apr 01, 2014...     13       72      410        482        69,902       69,178       53,546
Apr 01, 2016...     15       74      410        482        81,472       64,002       46,401
Apr 01, 2018...     17       76      410        482        93,041       58,572       38,599
Apr 01, 2019...     18       77      410        482        98,826       55,788       34,432
Apr 01, 2020...     19       78      410        482       104,611       52,979       30,078
Apr 01, 2021...     20       79      410        482       110,396       50,167       25,529
Apr 01, 2022...     21       80      410        482       116,181       47,382       20,774
Apr 01, 2023...     22       81      410        482       121,966       44,661       15,806
Apr 01, 2024...     23       82      410        482       127,751       42,055       10,614
Apr 01, 2025...     24       83      410        482       133,536       39,633        5,188
Apr 01, 2026...     25       84      410        482       139,321       37,483            0
Apr 01, 2027...     26       85      410        482       145,106       35,521            0
Apr 01, 2028...     27       86      410        482       150,891       33,623            0
Apr 01, 2029...     28       87      410        482       156,676       31,799            0
Apr 01, 2030...     29       88      410        482       162,461       30,058            0
Apr 01, 2031...     30       89      410        482       168,246       28,409            0
Apr 01, 2032...     31       90      410        482       174,031       26,857            0
Apr 01, 2033...     32       91      410        482       179,816       25,403            0
Apr 01, 2034...     33       92      410        482       185,601       24,046            0
Apr 01, 2035...     34       93      410        482       191,386       22,779            0
Apr 01, 2036...     35       94      410        482       197,171       21,596            0
Apr 01, 2037...     36       95      410        482       202,956       20,486            0
Apr 01, 2038...     37       96      410        482       208,741       19,436            0
Apr 01, 2039...     38       97      410        482       214,526       18,428            0
Apr 01, 2040...     39       98      410        482       220,311       17,440            0
Apr 01, 2041...     40       99      410        482       226,096       16,456            0
Apr 01, 2042...     41      100      410        482       231,880       15,468            0


**The exclusion amount does not assume future contributions or withdrawals.

                          NOT VALID WITHOUT ALL PAGES.



           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

PAGE C-4

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"



PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1942  SEX: Female               COMMENCEMENT DATE: 04/01/2002
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/26/2002



                                           10.00% GROSS RATE OF RETURN (8.63% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2002...      1       60      410         482          482       93,769       85,404
Apr 01, 2003...      2       61      410         501        6,390       95,765       86,637
Apr 01, 2004...      3       62      410         521       12,532       97,700       87,736
Apr 01, 2005...      4       63      410         542       18,916       99,559       88,676
Apr 01, 2006...      5       64      410         563       25,553      101,328       89,435
Apr 01, 2008...      7       66      410         608       39,623      104,538       90,305
Apr 01, 2010...      9       68      410         657       54,828      107,187       90,103
Apr 01, 2012...     11       70      410         710       71,258      109,116       88,538
Apr 01, 2014...     13       72      410         768       89,012      110,148       85,257
Apr 01, 2016...     15       74      410         829      108,198      110,120       79,837
Apr 01, 2018...     17       76      410         896      128,930      108,901       71,766
Apr 01, 2019...     18       77      410         932      139,914      107,824       66,549
Apr 01, 2020...     19       78      410         969      151,333      106,442       60,431
Apr 01, 2021...     20       79      410       1,007      163,203      104,776       53,317
Apr 01, 2022...     21       80      410       1,047      175,542      102,869       45,102
Apr 01, 2023...     22       81      410       1,088      188,368      100,793       35,671
Apr 01, 2024...     23       82      410       1,131      201,702       98,665       24,900
Apr 01, 2025...     24       83      410       1,176      215,563       96,657       12,652
Apr 01, 2026...     25       84      410       1,222      229,971       95,027            0
Apr 01, 2027...     26       85      410       1,270      244,949       93,611            0
Apr 01, 2028...     27       86      410       1,321      260,519       92,112            0
Apr 01, 2029...     28       87      410       1,373      276,704       90,558            0
Apr 01, 2030...     29       88      410       1,427      293,528       88,983            0
Apr 01, 2031...     30       89      410       1,484      311,018       87,424            0
Apr 01, 2032...     31       90      410       1,542      329,199       85,914            0
Apr 01, 2033...     32       91      410       1,603      348,099       84,475            0
Apr 01, 2034...     33       92      410       1,666      367,745       83,121            0
Apr 01, 2035...     34       93      410       1,732      388,168       81,856            0
Apr 01, 2036...     35       94      410       1,801      409,398       80,671            0
Apr 01, 2037...     36       95      410       1,872      431,467       79,549            0
Apr 01, 2038...     37       96      410       1,946      454,408       78,454            0
Apr 01, 2039...     38       97      410       2,023      478,256       77,327            0
Apr 01, 2040...     39       98      410       2,103      503,046       76,073            0
Apr 01, 2041...     40       99      410       2,186      528,817       74,619            0
Apr 01, 2042...     41      100      410       2,272      555,605       72,907            0


**The exclusion amount does not assume future contributions or withdrawals.

                          NOT VALID WITHOUT ALL PAGES.



           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                        PAGE C-5

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                             Variable Annuity Account

          Cross Reference Sheet to Statement of Additional Information

Form N-4

Item Number    Caption in Statement of Additional Information

   15.         Cover Page

   16.         Cover Page

   17.         Directors and Principal Management Officers of Minnesota Life

   18.         Not Applicable

   19.         Not Applicable

   20.         Distribution of Contracts

   21.         Performance Data

   22.         Not Applicable

   23.         Financial Statements

                             Variable Annuity Account

                         Minnesota Life Insurance Company
                              ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   1-800-362-3141

                       Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 2002

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Separate Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141, or writing to us at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

         DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                           Principal Occupation
     ---------                           --------------------

Anthony L. Andersen             Retired since November 1999, prior thereto
                                Chair-Board of Directors, H. B. Fuller Company,
                                St. Paul, Minnesota (Adhesive Products)


Richard H. Anderson             Chief Executive Officer, Northwest Airlines,
                                Inc., since February 2001; prior thereto for more than five years Executive Vice President and Chief Operating Officer


John F. Grundhofer              Chairman, U.S. Bancorp, Minneapolis, Minnesota
                                (Banking)

Robert E. Hunstad               Executive Vice President, Minnesota Life
                                Insurance Company


Reatha C. King Ph.D.            President and Executive Director, General
                                Mills Foundation, Minneapolis, Minnesota


Dennis E. Prohofsky             Executive Vice President, General Counsel and
                                Secretary, Minnesota Life Insurance Company

Robert L. Senkler               Chairman of the Board, President and Chief
                                Executive Officer, Minnesota Life Insurance
                                Company

Michael E. Shannon              Retired since December 1999, prior thereto for
                                more than five years Chairman, Chief Financial and Administrative Officer, Ecolab, Inc., St.
                                Paul, Minnesota (Develops and Markets Cleaning and Sanitizing Products)

William N. Westhoff             Senior Vice President and Treasurer, Minnesota
                                Life Insurance Company, since April 1998, prior thereto from August 1994 to October 1997, Senior
                                Vice President, Global Investments, American
                                Express Financial Corporation, Minneapolis,
                                Minnesota

Principal Officers (other than Directors)

                Name                         Position

          John F. Bruder               Senior Vice President

          Keith M. Campbell            Senior Vice President

          James E. Johnson             Senior Vice President

          Gregory S. Strong            Senior Vice President and Chief Financial
                                       Officer


          Randy F. Wallake             Executive Vice President

Except for Richard H. Anderson and William N. Westhoff, all Directors have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., serves as the investment adviser for Variable Annuity Account. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The amounts paid by Minnesota Life to the underwriter for 2001, 2000, and 1999 were $11,309,746, $16,138,258, and $16,104,617 for payments to associated dealers on the sale of variable annuity contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services the underwriter receives a fee of .25% of the average daily net assets of the Index 500 Portfolio of the Fund. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

PERFORMANCE DATA

TOTAL RETURN FIGURES FOR THE SUB-ACCOUNT

Average annual total return figures for one-year, five-year and ten-year periods are presented. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $10,000 to equal the total annuity value of that same investment at the end of the period. The total annuity value will reflect the deduction of the sales and risk charges applicable to the contract. The average annual total return figures published by the Variable Annuity Account will reflect
Minnesota Life's voluntary absorption of certain Fund expenses. For the period from to December 31, 1987 to May 1, 2000, Minnesota Life voluntarily absorbed the fees and expenses that exceeded .55% of the daily net assets of the Index 500 Portfolio. After May 1, 2000, Advantus Capital has agreed to voluntarily absorb fees and expenses of the Index 500 Portfolio on the same basis. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Account, in connection with the contract described in the Prospectus, for the specified periods ended
December 31, 2001 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the underlying Portfolio first became available to the Variable Annuity Account.


                          Year Ended          Five Years          Ten Years
                           12/31/01         Ended 12/31/01     Ended 12/31/01
                         ------------       ---------------    ---------------
Index 500 Sub-Account  (-18.08%) -18.08%    (7.81%)   7.81%   (10.63%)  10.63%
                        ------    ------    ------   ------    ------   ------

                                    AUDITORS

The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2001 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Statement of Additional Information as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                               [KPMG LETTERHEAD]

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees of Minnesota Life Insurance Company and Contract
  Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001, were confirmed to us by the respective sub-account mutual fund, or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account at December 31, 2001, and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                   /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2002

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                              -------------------------------
                                               ASSETS                                            GROWTH           BOND
                                               ------                                         -----------    ----------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................  $159,860,949           --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................          --      136,717,695
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................          --             --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................          --             --
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) .................................................................          --             --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................          --             --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................          --             --
                                                                                               ------------   ------------
                                                                                                159,860,949    136,717,695

Receivable for investments sold .............................................................        99,022         87,857
Receivable from Minnesota Life for contract purchase payments ...............................        44,066         43,015
                                                                                               ------------   ------------

            Total assets ....................................................................   160,004,037    136,848,567
                                                                                               ------------   ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................        44,066         43,015
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................        99,022         87,857
                                                                                               ------------   ------------

            Total liabilities ...............................................................       143,088        130,872
                                                                                               ------------   ------------

            Net assets applicable to annuity contract owners ................................  $159,860,949    136,717,695
                                                                                               ============   ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........................  $140,411,775    111,569,954
Contracts in accumulation period (MultiOption Classic/Achiever) .............................    11,865,747     18,189,765
Contracts in accumulation period (MegAnnuity) ...............................................     5,714,794      4,970,733
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............     1,638,806      1,462,145
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................       170,870        496,017
Contracts in annuity payment period (Megannuity) (note 2) ...................................        58,957         29,081
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................          --             --
                                                                                               ------------   ------------

            Total contract owners' equity ...................................................  $159,860,949    136,717,695
                                                                                               ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................    36,996,585     40,325,182
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................    17,789,554     15,745,921
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     1,842,615      1,709,084
                                                                                               ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................  $       3.80           2.77
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................  $       0.67           1.16
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................  $       3.10           2.91
                                                                                               ============   ============

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                               ---------------------------
                                                                                                  MONEY            ASSET
                                       ASSETS                                                     MARKET        ALLOCATION
                                       ------                                                  -----------    ------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................          --             --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................          --             --
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................    73,086,827           --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................          --      334,282,742
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) .................................................................          --             --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................          --             --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................          --             --
                                                                                               ------------   ------------
                                                                                                 73,086,827    334,282,742

Receivable for investments sold .............................................................       135,119        164,002
Receivable from Minnesota Life for contract purchase payments ...............................       354,277         78,651
                                                                                               ------------   ------------

            Total assets ....................................................................    73,576,223    334,525,395
                                                                                               ------------   ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................       354,277         78,651
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................       135,119        164,002
                                                                                               ------------   ------------

            Total liabilities ...............................................................       489,396        242,653
                                                                                               ------------   ------------

            Net assets applicable to annuity contract owners ................................    73,086,827    334,282,742
                                                                                               ============   ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........................    50,154,073    302,665,647
Contracts in accumulation period (MultiOption Classic/Achiever) .............................    19,548,492     20,132,459
Contracts in accumulation period (MegAnnuity) ...............................................     3,256,767      5,743,497
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............        97,297      5,239,247
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................        30,198        117,215
Contracts in annuity payment period (Megannuity) (note 2) ...................................          --          384,677
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................          --             --
                                                                                               ------------   ------------

            Total contract owners' equity ...................................................    73,086,827    334,282,742
                                                                                               ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................    26,755,160     89,702,593
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................    18,083,995     24,352,253
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     1,593,977      1,760,361
                                                                                               ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................          1.87           3.37
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................          1.08           0.83
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................          2.04           3.26
                                                                                               ============   ============
                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                               -------------------------------------
                                                                                                MORTGAGE       INDEX       CAPITAL
                                        ASSETS                                                 SECURITIES       500     APPRECIATION
                                        ------                                                 ----------      -----    ------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................        --           --            --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................        --           --            --
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................        --           --            --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................        --           --            --
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) ................................................................. 136,919,160         --            --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................        --    283,002,183          --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................        --           --     153,135,035
                                                                                              ----------- ------------  ------------
                                                                                              136,919,160  283,002,183   153,135,035

Receivable for investments sold .............................................................      59,464       91,338        78,425
Receivable from Minnesota Life for contract purchase payments ...............................      57,113      522,917        51,436
                                                                                              ----------- ------------  ------------

            Total assets .................................................................... 137,035,737  283,616,438   153,264,896
                                                                                              ----------- ------------  ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................      57,113      522,917        51,436
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................      59,464       91,338        78,425
                                                                                              ----------- ------------  ------------

            Total liabilities ...............................................................     116,577      614,255       129,861
                                                                                              ----------- ------------  ------------

            Net assets applicable to annuity contract owners ................................ 136,919,160  283,002,183   153,135,035
                                                                                              =========== ============  ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ........................... 104,741,902  216,034,042   139,044,399
Contracts in accumulation period (MultiOption Classic/Achiever) .............................  28,061,095   21,558,741     6,388,948
Contracts in accumulation period (MegAnnuity) ...............................................   2,563,595   13,108,250     6,023,602
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............   1,231,266    3,378,796     1,521,664
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................     297,541      612,904       108,755
Contracts in annuity payment period (Megannuity) (note 2) ...................................      23,761       16,770        47,667
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................        --     28,292,680          --
                                                                                              ----------- ------------  ------------

            Total contract owners' equity ................................................... 136,919,160  283,002,183   153,135,035
                                                                                              =========== ============  ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................  38,356,257   48,729,709    36,552,734
                                                                                              =========== ============  ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................  23,580,046   25,641,202     7,632,051
                                                                                              =========== ============  ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     812,810    2,891,401     1,546,270
                                                                                              =========== ============  ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................        2.73         4.43          3.80
                                                                                              =========== ============  ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................        1.19         0.84          0.84
                                                                                              =========== ============  ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................        3.15         4.53          3.90
                                                                                              =========== ============  ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                                       -----------------------------
                                                                                                                            SMALL
                                                   ASSETS                                               INTERNATIONAL      COMPANY
                                                   ------                                                  STOCK            GROWTH
                                                                                                       --------------- -------------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................   $154,874,874           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................           --      106,352,320
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................           --             --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................           --             --
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................           --             --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................           --             --
                                                                                                       ------------   ------------
                                                                                                        154,874,874    106,352,320

Receivable for investments sold ....................................................................         79,112         31,463
Receivable from Minnesota Life for contract purchase payments ......................................         35,616         52,115
                                                                                                       ------------   ------------
            Total assets ...........................................................................    154,989,602    106,435,898
                                                                                                       ------------   ------------

                                                LIABILITIES
                                                -----------

Payable for investments purchased ..................................................................         35,616         52,115
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................         79,112         31,463
                                                                                                       ------------   ------------
            Total liabilities ......................................................................        114,728         83,578
                                                                                                       ------------   ------------
            Net assets applicable to annuity contract owners .......................................   $154,874,874    106,352,320
                                                                                                       ============   ============

                                          CONTRACT OWNERS' EQUITY
                                          -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................   $139,728,905     93,408,711
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      8,926,620      8,101,414
Contracts in accumulation period (MegAnnuity) ......................................................      4,087,052      3,267,444
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................      1,856,726      1,510,977
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................        103,501         49,528
Contracts in annuity payment period (Megannuity) (note 2) ..........................................        172,070         14,246
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................           --             --
                                                                                                       ------------   ------------

            Total contract owners' equity ..........................................................   $154,874,874    106,352,320
                                                                                                       ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................     66,295,954     49,424,891
                                                                                                       ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      9,578,861      7,844,387
                                                                                                       ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................      1,775,314      1,605,262
                                                                                                       ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................   $       2.11           1.89
                                                                                                       ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................   $       0.93           1.03
                                                                                                       ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................   $       2.30           2.04
                                                                                                       ============   ============

                                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                                       ----------------------------
                                                                                                         MATURING       MATURING
                                                                                                        GOVERNMENT     GOVERNMENT
                                                                                                          BOND           BOND
                                         ASSETS                                                           2002           2006
                                         ------                                                        -----------    ------------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................         --           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................         --           --
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................    7,694,243         --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................         --      8,692,552
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................         --           --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................         --           --
                                                                                                       ----------   ----------
                                                                                                        7,694,243    8,692,552

Receivable for investments sold ....................................................................           20          189
Receivable from Minnesota Life for contract purchase payments ......................................        6,336          440
                                                                                                       ----------   ----------
            Total assets ...........................................................................    7,700,599    8,693,181
                                                                                                       ----------   ----------

                                                LIABILITIES
                                                -----------

Payable for investments purchased ..................................................................        6,336          440
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................           20          189
                                                                                                       ----------   ----------
            Total liabilities ......................................................................        6,356          629
                                                                                                       ----------   ----------
            Net assets applicable to annuity contract owners .......................................    7,694,243    8,692,552
                                                                                                       ==========   ==========

                                          CONTRACT OWNERS' EQUITY
                                          -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................    6,870,314    7,222,845
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      303,063      403,777
Contracts in accumulation period (MegAnnuity) ......................................................      492,124      727,176
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................        8,932      312,803
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................         --           --
Contracts in annuity payment period (Megannuity) (note 2) ..........................................       19,810       25,951
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................         --           --
                                                                                                       ----------   ----------

            Total contract owners' equity ..........................................................    7,694,243    8,692,552
                                                                                                       ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................    4,405,136    4,145,135
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      267,658      335,342
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................      290,002      383,557
                                                                                                       ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................         1.56         1.74
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................         1.13         1.20
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................         1.70         1.90
                                                                                                       ==========   ==========


                                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                                       ----------------------------
                                                                                                        MATURING
                                                                                                       GOVERNMENT
                                                                                                           BOND         VALUE
                                           ASSETS                                                          2010         STOCK
                                           ------                                                      ----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................         --           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................         --           --
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................         --           --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................         --           --
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................    5,840,469         --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................         --     85,380,743
                                                                                                       ----------   ----------
                                                                                                        5,840,469   85,380,743

Receivable for investments sold ....................................................................        1,042       99,680
Receivable from Minnesota Life for contract purchase payments ......................................          487       26,319
                                                                                                       ----------   ----------
            Total assets ...........................................................................    5,841,998   85,506,742
                                                                                                       ----------   ----------

                                                LIABILITIES

Payable for investments purchased ..................................................................          487       26,319
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................        1,042       99,680
                                                                                                       ----------   ----------

            Total liabilities ......................................................................        1,529      125,999
                                                                                                       ----------   ----------
            Net assets applicable to annuity contract owners .......................................    5,840,469   85,380,743
                                                                                                       ==========   ==========

                                          CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................    4,819,864   77,088,364
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      592,500    5,128,531
Contracts in accumulation period (MegAnnuity) ......................................................      130,343    1,897,868
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................      297,762    1,183,007
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................         --         68,596
Contracts in annuity payment period (Megannuity) (note 2) ..........................................         --         14,377
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................         --           --
                                                                                                       ----------   ----------

            Total contract owners' equity ..........................................................    5,840,469   85,380,743
                                                                                                       ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................    2,672,564   42,367,064
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      487,501    5,936,687
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................       66,425      958,634
                                                                                                       ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................         1.80         1.82
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................         1.22         0.86
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................         1.96         1.98
                                                                                                       ==========   ==========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                                 --------------------------
                                                                                                   SMALL
                                                                                                  COMPANY          GLOBAL
                                                 ASSETS                                            VALUE            BOND
                                                 ------                                          ------------   -----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................   $27,119,932          --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................          --      36,124,400
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................          --            --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................          --            --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................          --            --
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................          --            --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ..............................................           --            --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ..............................................           --            --
                                                                                                 -----------   -----------
                                                                                                  27,119,932    36,124,400

Receivable for investments sold ..............................................................        13,620         8,927
Receivable from Minnesota Life for contract purchase payments ................................        20,553         7,427
                                                                                                 -----------   -----------

            Total assets .....................................................................    27,154,105    36,140,754
                                                                                                 -----------   -----------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................        20,553         7,427
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................        13,620         8,927
                                                                                                 -----------   -----------
            Total liabilities ................................................................        34,173        16,354
                                                                                                 -----------   -----------


            Net assets applicable to annuity contract owners .................................   $27,119,932    36,124,400
                                                                                                 ===========   ===========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................   $19,579,756    29,993,669
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................     6,263,779     5,805,951
Contracts in accumulation period (MegAnnuity) ................................................       702,424        94,139
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................       413,384       144,981
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................       160,589        84,244
Contracts in annuity payment period (Megannuity) (note 2) ....................................          --           1,416
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................          --            --

                                                                                                 -----------   -----------

            Total contract owners' equity ....................................................   $27,119,932    36,124,400
                                                                                                 ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................    14,970,572    29,537,291
                                                                                                 ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................     4,382,496     6,022,517
                                                                                                 ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................       522,183        89,097
                                                                                                 ===========   ===========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................   $      1.31          1.02
                                                                                                 ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................   $      1.43          0.96
                                                                                                 ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................   $      1.35          1.06
                                                                                                 ===========   ===========

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                                -----------------------------------

                                                                                                 INDEX 400    MACRO-CAP    MICRO-CAP
                                        ASSETS                                                    MID-CAP       VALUE       GROWTH
                                        ------                                                  ------------ ----------- ----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................        --           --           --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................        --           --           --
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................  21,884,881         --           --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................        --     17,416,946         --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................        --           --     29,750,152
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................        --           --           --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ...............................................        --           --           --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ...............................................        --           --           --
                                                                                               -----------  -----------  -----------
                                                                                                21,884,881   17,416,946   29,750,152

Receivable for investments sold ..............................................................      15,189       12,249        3,482
Receivable from Minnesota Life for contract purchase payments ................................      23,706       29,751       12,910
                                                                                               -----------  -----------  -----------

            Total assets .....................................................................  21,923,776   17,458,946   29,766,544
                                                                                               -----------  -----------  -----------
                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................      23,706       29,751       12,910
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................      15,189       12,249        3,482
                                                                                               -----------  -----------  -----------
            Total liabilities ................................................................      38,895       42,000       16,392
                                                                                               -----------  -----------  -----------

            Net assets applicable to annuity contract owners .................................  21,884,881   17,416,946   29,750,152
                                                                                               ===========  ===========  ===========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................  16,038,576   13,322,778   23,810,164
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................   4,951,875    3,341,745    5,221,553
Contracts in accumulation period (MegAnnuity) ................................................     544,883      322,693      422,204
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................     242,718      231,752      147,541
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................     106,829      197,978      147,872
Contracts in annuity payment period (Megannuity) (note 2) ....................................        --           --            818
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................        --           --           --
                                                                                               -----------  -----------  -----------

            Total contract owners' equity ....................................................  21,884,881   17,416,946   29,750,152
                                                                                               ===========  ===========  ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................  10,851,086   12,894,074   13,868,152

                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................   4,064,699    3,861,820    4,250,985
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................     356,197      293,780      256,057
                                                                                               ===========  ===========  ===========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................        1.48         1.03         1.72
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................        1.22         0.87         1.23
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................        1.53         1.10         1.65
                                                                                               ===========  ===========  ===========

                                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                                -----------------------------------
                                                                                                    REAL      TEMPLETON    TEMPLETON
                                                                                                   ESTATE     DEVELOPING     ASSET
                                 ASSETS                                                          SECURITIES     MARKETS    STRATEGY
                                 ------                                                         ------------- ----------- ----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................         --           --         --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................         --           --         --
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................         --           --         --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................         --           --         --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................         --           --         --
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................   12,378,669         --         --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ...............................................         --      7,847,819       --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ...............................................         --           --    2,219,608
                                                                                                -----------  -----------  ---------
                                                                                                 12,378,669    7,847,819  2,219,608

Receivable for investments sold ..............................................................        3,953           98       --
Receivable from Minnesota Life for contract purchase payments ................................       42,067        9,523     36,018
                                                                                                -----------  -----------  ---------
            Total assets .....................................................................   12,424,689    7,857,440  2,255,626
                                                                                                -----------  -----------  ---------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................       42,067        9,523     36,018
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................        3,953           98       --
                                                                                                -----------  -----------  ---------

            Total liabilities ................................................................       46,020        9,621     36,018
                                                                                                -----------  -----------  ---------

            Net assets applicable to annuity contract owners .................................   12,378,669    7,847,819  2,219,608
                                                                                                ===========  ===========  =========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................    9,590,511    5,400,511  1,033,344
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................    2,405,575    2,094,438  1,109,120
Contracts in accumulation period (MegAnnuity) ................................................      278,318      111,479     59,144
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................       80,173      202,961       --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................       24,092       38,430     18,000
Contracts in annuity payment period (Megannuity) (note 2) ....................................         --           --         --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................         --           --         --
                                                                                                -----------  -----------  ---------
            Total contract owners' equity ....................................................   12,378,669    7,847,819  2,219,608
                                                                                                ===========  ===========  =========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................    8,728,831   10,821,061  1,199,408
                                                                                                ===========  ===========  =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................    1,845,023    2,872,730  1,290,152
                                                                                                ===========  ===========  =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................      246,482      212,265     67,571
                                                                                                ===========  ===========  =========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................         1.10         0.50       0.86
                                                                                                ===========  ===========  =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................         1.30         0.73       0.86
                                                                                                ===========  ===========  =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................         1.13         0.53       0.88
                                                                                                ===========  ===========  =========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                               --------------------------
                                                                                                                 FIDELITY
                                                                                                FRANKLIN           VIP
                                                        ASSETS                                  SMALL CAP        MID CAP
                                                        ------                                 -----------    ------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................   $ 6,852,986          --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --      20,984,737
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................          --            --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --            --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................          --            --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --            --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --            --
                                                                                               -----------   -----------
                                                                                                 6,852,986    20,984,737

Receivable for investments sold ............................................................          --               3
Receivable from Minnesota Life for contract purchase payments ..............................         6,810         6,670
                                                                                               -----------   -----------
            Total assets ...................................................................     6,859,796    20,991,410
                                                                                               -----------   -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................         6,810         6,670
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................          --               3
                                                                                               -----------   -----------
            Total liabilities ..............................................................         6,810         6,673
                                                                                               -----------   -----------

            Net assets applicable to annuity contract owners ...............................   $ 6,852,986    20,984,737
                                                                                               ===========   ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................   $ 2,858,915    12,705,084
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     3,842,066     7,696,449
Contracts in accumulation period (MegAnnuity) ..............................................        87,540       477,831
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        63,701        31,017
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................          --          73,590
Contracts in annuity payment period (Megannuity) (note 2) ..................................           764           766
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --            --
                                                                                               -----------   -----------
            Total contract owners' equity ..................................................   $ 6,852,986    20,984,737
                                                                                               ===========   ===========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................     4,241,954    10,774,179
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................     5,712,939     6,545,701
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       127,846       396,693
                                                                                               ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................   $      0.67          1.18
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................   $      0.67          1.18
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................   $      0.68          1.20
                                                                                               ===========   ===========

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                               ---------------------------
                                                                                                FIDELITY       FIDELITY
                                                                                                   VIP           VIP
                                       ASSETS                                                  CONTRAFUND    EQUITY-INCOME
                                       ------                                                  ------------- -------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................          --            --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --            --
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................    21,501,171          --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --      23,587,152
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................          --            --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --            --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --            --
                                                                                               -----------   -----------
                                                                                                21,501,171    23,587,152

Receivable for investments sold ............................................................          --            --
Receivable from Minnesota Life for contract purchase payments ..............................        46,699       103,106
                                                                                               -----------   -----------

            Total assets ...................................................................    21,547,870    23,690,258
                                                                                               -----------   -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................        46,699       103,106
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................          --            --
                                                                                               -----------   -----------
            Total liabilities ..............................................................        46,699       103,106
                                                                                               -----------   -----------
            Net assets applicable to annuity contract owners ...............................    21,501,171    23,587,152
                                                                                               ===========   ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    11,767,810    13,889,712
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     9,281,535     9,215,965
Contracts in accumulation period (MegAnnuity) ..............................................       303,453       292,166
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        75,511       137,461
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................        72,862        49,630
Contracts in annuity payment period (Megannuity) (note 2) ..................................          --           2,218
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --            --
                                                                                               -----------   -----------

            Total contract owners' equity ..................................................    21,501,171    23,587,152
                                                                                               ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    14,483,654    13,208,284
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    11,456,649     8,789,373
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       365,617       271,988
                                                                                               ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................          0.81          1.05
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................          0.81          1.05
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................          0.83          1.07
                                                                                               ===========   ===========

                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                             -------------------------------------
                                                                                                                          CREDIT
                                                                                                                          SUISSE
                                                                                             JANUS ASPEN   JANUS ASPEN  GLOBAL POST-
                                                                                               CAPITAL    INTERNATIONAL   VENTURE
                                     ASSETS                                                  APPRECIATION    GROWTH       CAPITAL
                                     ------                                                  ------------ ------------- ----------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................          --           --           --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --           --           --
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................          --           --           --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --           --           --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................    24,324,231         --           --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --     19,195,115         --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --           --        985,138
                                                                                               -----------  -----------  -----------
                                                                                                24,324,231   19,195,115      985,138

Receivable for investments sold ............................................................           891        2,612           52
Receivable from Minnesota Life for contract purchase payments ..............................         7,049        8,871          194
                                                                                               -----------  -----------  -----------

            Total assets ...................................................................    24,332,171   19,206,598      985,384
                                                                                               -----------  -----------  -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................         7,049        8,871          194
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................           891        2,612           52
                                                                                               -----------  -----------  -----------
            Total liabilities ..............................................................         7,940       11,483          246
                                                                                               -----------  -----------  -----------
            Net assets applicable to annuity contract owners ...............................    24,324,231   19,195,115      985,138
                                                                                               ===========  ===========  ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    14,181,814   11,389,135      316,895
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     9,585,278    7,283,338      665,033
Contracts in accumulation period (MegAnnuity) ..............................................       399,931      324,489        3,210
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        66,491      108,853         --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................        87,768       87,794         --
Contracts in annuity payment period (Megannuity) (note 2) ..................................         2,949        1,506         --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --           --           --
                                                                                               -----------  -----------  -----------
            Total contract owners' equity ..................................................    24,324,231   19,195,115      985,138
                                                                                               ===========  ===========  ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    22,757,280   18,316,427      600,306
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    15,425,939   11,747,393    1,262,527
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       628,238      510,863        5,984
                                                                                               ===========  ===========  ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................          0.62         0.62         0.53
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................          0.62         0.62         0.53
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................          0.64         0.64         0.54
                                                                                               ===========  ===========  ===========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                          Year Ended December 31, 2001


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                     ---------------------------------

                                                                                           GROWTH           BOND
                                                                                     -----------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....          $         -     14,320,007
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...           (2,115,510)    (1,394,324)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3).....             (139,076)      (161,662)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........              (16,682)       (19,391)
     Administrative charges (MegAnnuity) (note 3) .............................               (9,475)        (7,198)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                    -              -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                    -              -
                                                                                        ------------   ------------

        Investment income (loss) - net ........................................           (2,280,743)    12,737,432
                                                                                        ------------   ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........           30,613,918              -
                                                                                        ------------   ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................           46,999,053     24,474,884
        Cost of investments sold ..............................................          (60,168,440)   (24,360,790)
                                                                                        ------------   ------------

                                                                                         (13,169,387)       114,094
                                                                                        ------------   ------------

        Net realized gains on investments .....................................           17,444,531        114,094
                                                                                        ------------   ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................          (77,895,141)    (4,892,896)
                                                                                        ------------   ------------

        Net gains (losses) on investments .....................................          (60,450,610)    (4,778,802)
                                                                                        ------------   ------------

Net increase (decrease) in net assets resulting from operations ...............         $(62,731,353)     7,958,630
                                                                                        ============   ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------------
                                                                                           MONEY                ASSET
                                                                                           MARKET            ALLOCATION
                                                                                    --------------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....            2,358,139           7,188,198
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...             (563,368)         (4,460,643)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ....             (221,106)           (266,171)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........              (26,521)            (31,926)
     Administrative charges (MegAnnuity) (note 3) .............................               (5,004)             (9,883)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                    -                   -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                    -                   -
                                                                                        ------------        ------------

        Investment income (loss) - net ........................................            1,542,140           2,419,575
                                                                                        ------------        ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........                    -          49,296,580
                                                                                        ------------        ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................           74,021,379          98,164,879
        Cost of investments sold ..............................................          (74,021,379)       (116,529,161)
                                                                                        ------------        ------------

                                                                                                   -         (18,364,282)
                                                                                        ------------        ------------

        Net realized gains on investments .....................................                    -          30,932,298
                                                                                        ------------        ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................                    -        (107,229,500)
                                                                                        ------------        ------------

        Net gains (losses) on investments .....................................                    -         (76,297,202)
                                                                                        ------------        ------------

Net increase (decrease) in net assets resulting from operations ...............            1,542,140         (73,877,627)
                                                                                        ============        ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                ----------------------------------------------------
                                                                                    MORTGAGE          INDEX             CAPITAL
                                                                                   SECURITIES          500            APPRECIATION
                                                                                ----------------  ---------------  -----------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....        14,605,993      2,761,073        161,094
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...        (1,234,412)    (3,097,977)    (2,129,246)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ....          (243,059)      (239,516)       (78,333)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........           (29,081)       (28,729)        (9,396)
     Administrative charges (MegAnnuity) (note 3) .............................            (3,256)       (20,208)       (10,347)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                 -       (246,726)             -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                 -        (46,263)             -
                                                                                     ------------   ------------   ------------

        Investment income (loss) - net ........................................        13,096,185       (918,346)    (2,066,228)
                                                                                     ------------   ------------   ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........                 -      3,624,323     58,259,376
                                                                                     ------------   ------------   ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................        23,633,144     72,370,058     40,712,725
        Cost of investments sold ..............................................       (22,684,701)   (63,510,542)   (50,811,828)
                                                                                     ------------   ------------   ------------

                                                                                          948,443      8,859,516    (10,099,103)
                                                                                     ------------   ------------   ------------

        Net realized gains on investments .....................................           948,443     12,483,839     48,160,273
                                                                                     ------------   ------------   ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................        (5,803,739)   (59,177,857)  (105,213,252)
                                                                                     ------------   ------------   ------------

        Net gains (losses) on investments .....................................        (4,855,296)   (46,694,018)   (57,052,979)
                                                                                     ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...............         8,240,889    (47,612,364)   (59,119,207)
                                                                                     ============   ============   ============

See accompanying notes to financial statements.

                                      VARIABLE ANNUITY ACCOUNT
                                      Statements of Operations
                                    Year Ended December 31, 2001

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          ------------------------------------------
                                                                                                                     Small
                                                                                            International           Company
                                                                                                Stock                Growth
                                                                                          -------------------  -------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............    $    7,284,278                    -
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........        (1,997,679)          (1,236,859)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............           (96,827)             (84,257)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................           (11,614)             (10,106)
     Administrative charges (MegAnnuity) (note 3).......................................            (6,946)              (4,958)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                    -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                    -
                                                                                          -------------------  -------------------

        Investment income (loss) - net .................................................         5,171,212           (1,336,180)
                                                                                          -------------------  -------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................         18,167,566          45,532,047
                                                                                          -------------------  -------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................         38,842,983          24,900,767
        Cost of investments sold .......................................................        (42,015,747)        (33,097,214)
                                                                                          -------------------  -------------------

                                                                                                 (3,172,764)         (8,196,447)
                                                                                          -------------------  -------------------
        Net realized gains (losses) on investments .....................................         14,994,802           37,335,600
                                                                                          -------------------  -------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................        (44,770,596)         (59,319,337)
                                                                                          -------------------  -------------------

        Net gains (losses) on investments ..............................................        (29,775,794)         (21,983,737)
                                                                                          -------------------  -------------------

Net increase (decrease) in net assets resulting from operations ..........................    $ (24,604,582)         (23,319,917)
                                                                                          ===================  ===================





                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          ----------------------------------------
                                                                                               Maturing            Maturing
                                                                                              Government          Government
                                                                                                 Bond                Bond
                                                                                                 2002                2006
                                                                                          -------------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............           409,043             425,973
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........           (82,593)            (86,450)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............            (3,775)             (4,431)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................              (453)               (532)
     Administrative charges (MegAnnuity) (note 3).......................................              (894)               (938)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                   -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                   -
                                                                                          -------------------  ------------------

        Investment income (loss) - net .................................................           321,328             333,622
                                                                                          -------------------  ------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................                 -                   -
                                                                                          -------------------  ------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................         2,452,298           1,559,783
        Cost of investments sold .......................................................        (2,423,495)         (1,480,997)
                                                                                          -------------------  ------------------

                                                                                                    28,803              78,786
                                                                                          -------------------  ------------------
        Net realized gains (losses) on investments .....................................            28,803              78,786
                                                                                          -------------------  ------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................           112,049              77,124
                                                                                          -------------------  ------------------

        Net gains (losses) on investments ..............................................           140,852             155,910
                                                                                          -------------------  ------------------

Net increase (decrease) in net assets resulting from operations ..........................         462,180             489,532
                                                                                          ===================  ==================



                                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                            -------------------------------------
                                                                                                Maturing
                                                                                               Government
                                                                                                  Bond                Value
                                                                                                  2010                Stock
                                                                                            -----------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............           629,934           1,014,495
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........           (64,022)          (1,104,275)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............            (7,456)             (50,727)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................              (894)              (6,085)
     Administrative charges (MegAnnuity) (note 3).......................................              (425)               2,864
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                    -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                    -
                                                                                            -----------------  ------------------

        Investment income (loss) - net .................................................           557,137             (143,728)
                                                                                            -----------------  ------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................                -                     -
                                                                                            -----------------  ------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................        1,878,131            21,295,759
        Cost of investments sold .......................................................       (1,792,338)          (22,414,632)
                                                                                            -----------------  ------------------

                                                                                                   85,793            (1,118,873)
                                                                                            -----------------  ------------------
        Net realized gains (losses) on investments .....................................           85,793            (1,118,873)
                                                                                            -----------------  ------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................         (476,175)          (10,703,718)
                                                                                            -----------------  ------------------

        Net gains (losses) on investments ..............................................         (390,382)          (11,822,591)
                                                                                            -----------------  ------------------

Net increase (decrease) in net assets resulting from operations ..........................        166,755           (11,966,319)
                                                                                            =================  ==================




See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                                    STATEMENTS OF OPERATIONS
                                  YEAR ENDED DECEMBER 31, 2001

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ------------------------------------
                                                                                                  Small
                                                                                                 Company            Global
                                                                                                  Value              Bond
                                                                                            ------------------   --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................     $         -         390,804
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............        (226,528)       (384,507)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................         (53,204)        (57,734)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................          (6,382)         (6,925)
     Administrative charges (MegAnnuity) (note 3)...........................................            (700)           (140)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................               -               -
     Administrative charges (Adjustable Income Annuity) (note 3)............................               -               -
                                                                                            ------------------   --------------

        Investment income (loss) - net .....................................................        (286,814)        (58,502)
                                                                                            ------------------   --------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................       1,326,912               -
                                                                                            ------------------   --------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................       8,111,218       3,471,714
        Cost of investments sold ...........................................................      (6,950,950)     (3,617,478)
                                                                                            ------------------   --------------

                                                                                                   1,160,268        (145,764)
                                                                                            ------------------   --------------

        Net realized gains (losses) on investments .........................................       2,487,180        (145,764)
                                                                                            ------------------   --------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................         408,180        (682,425)
                                                                                            ------------------   --------------

        Net gains (losses) on investments ..................................................       2,895,360        (828,189)
                                                                                            ------------------   --------------

Net increase (decrease) in net assets resulting from operations ............................   $   2,608,546        (886,691)
                                                                                            ==================   ==============




                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ---------------------------------

                                                                                              Index 400        Macro-Cap
                                                                                               Mid-Cap           Value
                                                                                            ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................      186,399           47,895
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............     (217,656)        (211,842)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................      (48,033)         (33,799)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................       (5,761)          (4,054)
     Administrative charges (MegAnnuity) (note 3)...........................................         (806)            (392)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................            -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................            -                -
                                                                                            ---------------  ---------------

        Investment income (loss) - net .....................................................      (85,857)        (202,192)
                                                                                            ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................    1,061,289                 -
                                                                                            ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................    6,481,635         7,119,176
        Cost of investments sold ...........................................................   (6,610,945)       (7,969,071)
                                                                                            ---------------  ---------------

                                                                                                 (129,310)         (849,895)
                                                                                            ---------------  ---------------

        Net realized gains (losses) on investments .........................................      931,979          (849,895)
                                                                                            ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................   (1,430,377)         (857,852)
                                                                                            ---------------  ---------------

        Net gains (losses) on investments ..................................................     (498,398)       (1,707,747)
                                                                                            ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................     (584,255)       (1,909,939)
                                                                                            ===============  ===============



                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            -----------------------------------
                                                                                                                    Real
                                                                                                Micro-Cap          Estate
                                                                                                  Growth         Securities
                                                                                              ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................              -          392,283
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............       (321,429)        (101,469)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................        (58,183)         (17,435)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................         (6,979)          (2,091)
     Administrative charges (MegAnnuity) (note 3)...........................................           (640)            (247)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................              -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................              -                -
                                                                                              ---------------  ---------------

        Investment income (loss) - net .....................................................       (387,231)         271,041
                                                                                              ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................         102,649               -
                                                                                              ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................       8,408,665       2,450,523
        Cost of investments sold ...........................................................     (10,646,622)     (2,462,918)
                                                                                              ---------------  ---------------

                                                                                                  (2,237,957)        (12,395)
                                                                                              ---------------  ---------------

        Net realized gains (losses) on investments .........................................      (2,135,308)        (12,395)
                                                                                              ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................     (2,236,324)         583,655
                                                                                              ---------------  ---------------

        Net gains (losses) on investments ..................................................     (4,371,632)         571,260
                                                                                              ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................     (4,758,863)         842,301
                                                                                              ===============  ===============




                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ---------------------------------
                                                                                               Templeton        Templeton
                                                                                               Developing         Asset
                                                                                                Markets          Strategy
                                                                                             ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................         8,520          111,666
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............       (77,284)          (6,924)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................       (24,008)          (7,206)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................        (2,880)            (864)
     Administrative charges (MegAnnuity) (note 3)...........................................          (185)             (19)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................             -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................             -                -
                                                                                             ---------------  ---------------

        Investment income (loss) - net .....................................................       (95,837)          96,653
                                                                                             ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................        61,029                -
                                                                                             ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................     1,722,781          230,861
        Cost of investments sold ...........................................................    (2,239,532)        (264,928)
                                                                                             ---------------  ---------------

                                                                                                  (516,751)         (34,067)
                                                                                             ---------------  ---------------

        Net realized gains (losses) on investments .........................................      (455,722)         (34,067)
                                                                                             ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................      (263,748)        (162,735)
                                                                                             ---------------  ---------------

        Net gains (losses) on investments ..................................................      (719,470)        (196,802)
                                                                                             ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................      (815,307)        (100,149)
                                                                                             ===============  ===============





See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------

                                                                                                     Fidelity          Fidelity
                                                                                    Franklin           VIP                VIP
                                                                                    Small Cap         Mid Cap          Contrafund
                                                                                  --------------  ---------------   ----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ....        $   18,600               -          132,852
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)..           (25,413)       (163,016)        (145,978)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ...           (33,039)        (79,224)         (96,434)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ..........            (3,963)         (9,503)         (11,567)
     Administrative charges (MegAnnuity) (note 3) ............................               (42)           (798)            (530)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ......                 -               -                -
     Administrative charges (Adjustable Income Annuity) (note 3) .............                 -               -                -
                                                                                      ----------      ----------       ----------

        Investment income (loss) - net .......................................           (43,857)       (252,541)        (121,657)
                                                                                      ----------      ----------       ----------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........                 -               -          498,271
                                                                                      ----------      ----------       ----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ..................................................           664,703       4,410,935        3,298,367
        Cost of investments sold .............................................          (815,658)     (4,491,877)      (4,001,036)
                                                                                      ----------      ----------       ----------

                                                                                        (150,955)        (80,942)        (702,669)
                                                                                      ----------      ----------       ----------

        Net realized gains (losses) on investments ...........................          (150,955)        (80,942)        (204,398)
                                                                                      ----------      ----------       ----------


        Net change in unrealized appreciation or depreciation
           of investments ....................................................          (363,329)       (528,418)      (2,416,985)
                                                                                      ----------      ----------       ----------

        Net gains (losses) on investments ....................................          (514,284)       (609,360)      (2,621,383)
                                                                                      ----------      ----------       ----------

Net increase (decrease) in net assets resulting from operations ..............        $ (558,141)       (861,901)      (2,743,040)
                                                                                      ==========      ==========       ==========



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                             Fidelity     Janus Aspen   Janus Aspen    Credit Suisse
                                                                                VIP         Capital    International    Global Post-
                                                                           Equity-Income  Appreciation    Growth     Venture Capital
                                                                           ------------- ------------- -------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund
       (note 4) ........................................................         175,255      227,190      138,700            -
     Mortality and expense charges (MultiOption Flex/Single/Select)
       (note 3).........................................................        (123,790)    (206,796)    (160,027)      (3,625)
     Mortality and expense charges (MultiOption Classic/Achiever)
       (note 3).........................................................         (79,414)    (115,837)     (81,872)      (6,283)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ....          (9,525)     (13,894)      (9,820)        (754)
     Administrative charges (MegAnnuity) (note 3) ......................            (504)        (640)        (484)          (5)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).               -            -            -            -
     Administrative charges (Adjustable Income Annuity) (note 3) .......               -            -            -            -
                                                                              ----------   ----------   ----------   ----------

        Investment income (loss) - net .................................         (37,978)    (109,977)    (113,503)     (10,667)
                                                                              ----------   ----------   ----------   ----------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..         504,292            -            -            -
                                                                              ----------   ----------   ----------   ----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................       1,936,106    5,419,059    3,545,189      330,936
        Cost of investments sold .......................................      (2,037,017)  (7,834,328)  (5,567,902)    (438,660)
                                                                              ----------   ----------   ----------   ----------

                                                                                (100,911)  (2,415,269)  (2,022,713)    (107,724)
                                                                              ----------   ----------   ----------   ----------

        Net realized gains (losses) on investments .....................         403,381   (2,415,269)  (2,022,713)    (107,724)
                                                                              ----------   ----------   ----------   ----------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................      (1,289,643)  (4,636,027)  (3,641,922)    (140,812)
                                                                              ----------   ----------   ----------   ----------

        Net gains (losses) on investments ..............................        (886,262)  (7,051,296)  (5,664,635)    (248,536)
                                                                              ----------   ----------   ----------   ----------

Net increase (decrease) in net assets resulting from operations ........        (924,240)  (7,161,273)  (5,778,138)    (259,203)
                                                                              ==========   ==========   ==========   ==========




See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2001

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------
                                                                                                        MONEY
                                                                        GROWTH           BOND           MARKET
                                                                      ------------   -------------  --------------
Operations:
     Investment income (loss) - net ...............................  $  (2,280,743)     12,737,432       1,542,140
     Net realized gains (losses) on investments ...................     17,444,531         114,094               -
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (77,895,141)     (4,892,896)              -
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (62,731,353)      7,958,630       1,542,140
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     10,086,516      18,192,981      59,023,454
        MultiOption Classic/Achiever ..............................      6,028,840      12,165,387      28,700,388
        MegAnnuity ................................................      1,043,473       1,409,273       3,095,448
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (41,321,119)    (19,702,710)    (47,048,535)
        MultiOption Classic/Achiever ..............................     (1,684,933)     (1,594,115)    (23,997,060)
        MegAnnuity ................................................     (1,410,456)     (1,316,793)     (2,178,604)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (5,100)           (760)           (313)
        MultiOption Classic/Achiever ..............................              3            (428)              -
        MegAnnuity ................................................            (31)            (83)              -
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (264,450)       (222,295)        (30,184)
        MultiOption Classic/Achiever ..............................        (27,190)        (53,069)        (10,129)
        MegAnnuity ................................................         (5,035)         (2,056)              -
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (27,559,482)      8,875,332      17,554,465
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................    (90,290,835)     16,833,962      19,096,605

Net assets at the beginning of year ...............................    250,151,784     119,883,733      53,990,221
                                                                     -------------   -------------   -------------

Net assets at the end of year .....................................  $ 159,860,949     136,717,695      73,086,826
                                                                     =============   =============   =============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                         ASSET         MORTGAGE           INDEX           CAPITAL
                                                                      ALLOCATION      SECURITIES           500          APPRECIATION
                                                                    ---------------  --------------  ---------------  --------------
Operations:
     Investment income (loss) - net ...............................      2,419,575      13,096,185        (918,346)     (2,066,228)
     Net realized gains (losses) on investments ...................     30,932,298         948,443      12,483,839      48,160,273
     Net change in unrealized appreciation or depreciation
        of investments ............................................   (107,229,500)     (5,803,739)    (59,177,857)   (105,213,252)
                                                                     -------------   -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (73,877,627)      8,240,889     (47,612,364)    (59,119,207)
                                                                     -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     13,663,875      26,621,194      17,255,786       6,151,204
        MultiOption Classic/Achiever ..............................      9,538,808      20,289,595      11,029,755       3,298,061
        MegAnnuity ................................................        866,771       1,116,618       2,185,449         592,549
        Adjustable Income Annuity .................................              -               -       5,215,886               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (84,633,135)    (18,176,515)    (56,539,241)    (35,907,111)
        MultiOption Classic/Achiever ..............................     (6,264,052)     (3,245,732)     (3,205,633)     (1,019,427)
        MegAnnuity ................................................     (1,764,676)       (503,949)     (2,199,505)     (1,255,993)
        Adjustable Income Annuity .................................              -               -      (4,939,393)              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (28,921)          2,472         (25,318)        (10,269)
        MultiOption Classic/Achiever ..............................           (157)         (1,181)           (541)            185
        MegAnnuity ................................................            (86)              2            (259)            (21)
        Adjustable Income Annuity .................................              -               -         922,269               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (665,516)       (184,148)       (502,563)       (268,691)
        MultiOption Classic/Achiever ..............................        (15,379)        (13,722)        (61,780)        (21,611)
        MegAnnuity ................................................        (24,334)           (562)         (4,949)         (2,465)
        Adjustable Income Annuity .................................              -               -      (2,133,724)              -
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (69,326,802)     25,904,072     (33,003,761)    (28,443,587)
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets .................................   (143,204,429)     34,144,961     (80,616,125)    (87,562,794)

Net assets at the beginning of year ...............................    477,487,171     102,774,199     363,618,308     240,697,829
                                                                     -------------   -------------   -------------   -------------

Net assets at the end of year .....................................    334,282,742     136,919,160     283,002,183     153,135,035
                                                                     =============   =============   =============   =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 2001

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------
                                                                                                                  MATURING
                                                                                                   SMALL         GOVERNMENT
                                                                              INTERNATIONAL       COMPANY           BOND
                                                                                  STOCK           GROWTH            2002
                                                                              -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................   $   5,171,212       (1,336,180)         321,328
     Net realized gains (losses) on investments ...........................      14,994,802       37,335,600           28,803
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (44,770,596)     (59,319,337)         112,049
                                                                              -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........     (24,604,582)     (23,319,917)         462,180
                                                                              -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................       6,792,408        5,509,192          980,548
        MultiOption Classic/Achiever ......................................       4,258,361        3,265,758           10,855
        MegAnnuity ........................................................       1,078,325          505,694           25,340
        Adjustable Income Annuity .........................................              --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (33,691,697)     (21,332,603)      (1,045,734)
        MultiOption Classic/Achiever ......................................        (947,084)      (1,071,471)         (26,916)
        MegAnnuity ........................................................      (1,761,063)        (925,593)      (1,289,407)
        Adjustable Income Annuity .........................................              --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          (5,625)          (9,842)             (48)
        MultiOption Classic/Achiever ......................................            (137)            (176)              --
        MegAnnuity ........................................................            (288)             (29)               1
        Adjustable Income Annuity .........................................              --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................        (305,253)        (219,773)          (2,478)
        MultiOption Classic/Achiever ......................................          (7,467)          (4,147)              --
        MegAnnuity ........................................................         (11,304)            (954)              --
        Adjustable Income Annuity .........................................              --               --               --
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............     (24,600,824)     (14,283,944)      (1,347,839)
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets .........................................     (49,205,406)     (37,603,861)        (885,659)

Net assets at the beginning of year .......................................     204,080,280      143,956,181        8,579,902
                                                                              -------------    -------------    -------------

Net assets at the end of year .............................................   $ 154,874,874      106,352,320        7,694,243
                                                                              =============    =============    =============

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................            333,622          557,137         (143,728)
     Net realized gains (losses) on investments ...........................             78,786           85,793       (1,118,873)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................             77,124         (476,175)     (10,703,718)
                                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........            489,532          166,755      (11,966,319)
                                                                                 -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................          2,814,823        1,804,178        6,524,582
        MultiOption Classic/Achiever ......................................            121,144           39,550        3,177,504
        MegAnnuity ........................................................            307,331          122,476          337,749
        Adjustable Income Annuity .........................................                 --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................         (1,355,238)      (1,532,887)     (18,803,700)
        MultiOption Classic/Achiever ......................................            (42,922)         (35,066)        (773,549)
        MegAnnuity ........................................................            (32,348)        (204,630)        (338,561)
        Adjustable Income Annuity .........................................                 --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             (1,675)          (1,619)          (6,284)
        MultiOption Classic/Achiever ......................................                 --               --              (99)
        MegAnnuity ........................................................                 (9)              --              (33)
        Adjustable Income Annuity .........................................                 --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................            (31,940)         (31,130)        (210,702)
        MultiOption Classic/Achiever ......................................                 --               --           (3,550)
        MegAnnuity ........................................................             (3,300)              --           (1,058)
        Adjustable Income Annuity .........................................                 --               --               --
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............          1,775,866          160,872      (10,097,701)
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets .........................................          2,265,398          327,627      (22,064,020)

Net assets at the beginning of year .......................................          6,427,154        5,512,842      107,444,763
                                                                                 -------------    -------------    -------------

Net assets at the end of year .............................................          8,692,552        5,840,469       85,380,743
                                                                                 =============    =============    =============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                             ------------------------------------------------------
                                                                                SMALL
                                                                               COMPANY        GLOBAL      INDEX 400     MACRO-CAP
                                                                                VALUE          BOND        MID-CAP        VALUE
                                                                             ------------  ------------  ------------  ------------
Operations:
     Investment income (loss) - net .......................................  $   (286,814)      (58,502)      (85,857)     (202,192)
     Net realized gains (losses) on investments ...........................     2,487,180      (145,764)      931,979      (849,895)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................       408,180      (682,425)   (1,430,377)     (857,852)
                                                                             ------------  ------------  ------------  ------------

Net increase (decrease) in net assets resulting from operations ...........     2,608,546      (886,691)     (584,255)   (1,909,939)
                                                                             ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................    10,824,632     2,205,693     4,094,858     3,294,368
        MultiOption Classic/Achiever ......................................     4,274,965     3,194,978     2,338,091     2,257,223
        MegAnnuity ........................................................       507,905        17,236       137,002       186,496
        Adjustable Income Annuity .........................................            --            --            --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................    (6,838,968)   (2,451,032)   (5,477,900)   (6,420,190)
        MultiOption Classic/Achiever ......................................      (827,001)     (532,392)     (598,273)     (389,578)
        MegAnnuity ........................................................      (100,516)      (12,961)      (98,032)      (17,620)
        Adjustable Income Annuity .........................................            --            --            --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................        (3,207)          776          (457)          393
        MultiOption Classic/Achiever ......................................        (2,787)         (863)          (56)       (1,036)
        MegAnnuity ........................................................            --             2            --            (1)
        Adjustable Income Annuity .........................................            --            --            --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (40,916)      (20,022)      (22,471)      (24,412)
        MultiOption Classic/Achiever ......................................       (10,945)       (5,859)      (12,134)      (16,561)
        MegAnnuity ........................................................           (64)          (56)          (57)          (84)
        Adjustable Income Annuity .........................................            --            --            --            --
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions ..............     7,783,098     2,395,500       360,571    (1,131,003)
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets .........................................    10,391,644     1,508,809      (223,684)   (3,040,942)

Net assets at the beginning of year .......................................    16,728,288    34,615,591    22,108,565    20,457,888
                                                                             ------------  ------------  ------------  ------------

Net assets at the end of year .............................................  $ 27,119,932    36,124,400    21,884,881    17,416,946
                                                                             ============  ============  ============  ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                               REAL       TEMPLETON     TEMPLETON
                                                                               MICRO-CAP      ESTATE      DEVELOPING      ASSET
                                                                                GROWTH      SECURITIES      MARKETS      STRATEGY
                                                                             ------------  ------------  ------------  ------------
Operations:
     Investment income (loss) - net .......................................      (387,231)      271,041       (95,837)       96,653
     Net realized gains (losses) on investments ...........................    (2,135,308)      (12,395)     (455,722)      (34,067)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................    (2,236,324)      583,655      (263,748)     (162,735)
                                                                             ------------  ------------  ------------  ------------

Net increase (decrease) in net assets resulting from operations ...........    (4,758,863)      842,301      (815,307)     (100,149)
                                                                             ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................     2,675,725     3,552,503       546,740     1,241,844
        MultiOption Classic/Achiever ......................................     2,543,006     2,080,682       781,856     1,039,874
        MegAnnuity ........................................................        94,341       209,909        36,709        62,009
        Adjustable Income Annuity .........................................            --            --            --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................    (6,704,780)   (1,911,551)   (1,305,686)     (190,301)
        MultiOption Classic/Achiever ......................................    (1,171,087)     (364,755)     (235,020)      (19,997)
        MegAnnuity ........................................................      (105,203)      (44,705)      (48,098)       (5,074)
        Adjustable Income Annuity .........................................            --            --            --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          (171)         (120)       (1,080)           --
        MultiOption Classic/Achiever ......................................          (434)         (301)         (774)          (13)
        MegAnnuity ........................................................            --            --            (1)           --
        Adjustable Income Annuity .........................................            --            --            --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (25,940)       (6,418)      (24,855)           --
        MultiOption Classic/Achiever ......................................       (13,749)       (1,432)       (2,892)         (463)
        MegAnnuity ........................................................           (70)           --           (18)           --
        Adjustable Income Annuity .........................................            --            --            --            --
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions ..............    (2,708,362)    3,513,812      (253,119)    2,127,879
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets .........................................    (7,467,225)    4,356,113    (1,068,426)    2,027,730

Net assets at the beginning of year .......................................    37,217,377     8,022,556     8,916,245       191,878
                                                                             ------------  ------------  ------------  ------------

Net assets at the end of year .............................................    29,750,152    12,378,669     7,847,819     2,219,608
                                                                             ============  ============  ============  ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                             ----------------------------------------------------

                                                                                           FIDELITY    FIDELITY     FIDELITY
                                                                              FRANKLIN       VIP          VIP          VIP
                                                                              SMALL CAP     MID CAP    CONTRAFUND  EQUITY-INCOME
                                                                             -----------  -----------  ----------- -------------
Operations:
     Investment income (loss) - net .......................................  $   (43,857)    (252,541)    (121,657)      (37,978)
     Net realized gains (losses) on investments ...........................     (150,955)     (80,942)    (204,398)      403,381
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (363,329)    (528,418)  (2,416,985)   (1,289,643)
                                                                             -----------  -----------  ----------- -------------

Net increase (decrease) in net assets resulting from operations ...........     (558,141)    (861,901)  (2,743,040)     (924,240)
                                                                             -----------  -----------  ----------- -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................    2,505,342    3,145,949    3,423,303     9,483,718
        MultiOption Classic/Achiever ......................................    2,884,392    3,636,395    4,699,169     6,322,845
        MegAnnuity ........................................................       92,420      117,742      174,173       389,754
        Adjustable Income Annuity .........................................           --           --           --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (363,137)  (3,377,930)  (2,359,640)   (1,069,899)
        MultiOption Classic/Achiever ......................................     (234,906)    (570,118)    (444,531)     (305,024)
        MegAnnuity ........................................................           --     (198,195)    (225,238)     (334,703)
        Adjustable Income Annuity .........................................           --           --           --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          173          193          107            13
        MultiOption Classic/Achiever ......................................           --         (867)          89          (100)
        MegAnnuity ........................................................            2            1           --             1
        Adjustable Income Annuity .........................................           --           --           --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (4,373)      (4,235)      (7,904)       (7,205)
        MultiOption Classic/Achiever ......................................           --       (7,239)      (6,742)       (5,941)
        MegAnnuity ........................................................           (5)          (5)          --           (14)
        Adjustable Income Annuity .........................................           --           --           --            --
                                                                             -----------  -----------  ----------- -------------

Increase in net assets from contract transactions .........................    4,879,909    2,741,691    5,252,787    14,473,445
                                                                             -----------  -----------  ----------- -------------
Increase in net assets ....................................................    4,321,768    1,879,790    2,509,746    13,549,205

Net assets at the beginning of year .......................................    2,531,218   19,104,947   18,991,425    10,037,947
                                                                             -----------  -----------  ----------- -------------

Net assets at the end of year .............................................  $ 6,852,986   20,984,737   21,501,171    23,587,152
                                                                             ===========  ===========  =========== =============
                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              ---------------------------------------------

                                                                              JANUS ASPEN     JANUS ASPEN   CREDIT SUISSE
                                                                                CAPITAL      INTERNATIONAL   GLOBAL POST-
                                                                              APPRECIATION      GROWTH      VENTURE CAPITAL
                                                                              ------------   -------------  ---------------
Operations:
     Investment income (loss) - net .......................................       (109,977)       (113,503)         (10,667)
     Net realized gains (losses) on investments ...........................     (2,415,269)     (2,022,713)        (107,724)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (4,636,027)     (3,641,922)        (140,812)
                                                                              ------------   -------------  ---------------

Net increase (decrease) in net assets resulting from operations ...........     (7,161,273)     (5,778,138)        (259,203)
                                                                              ------------   -------------  ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................      2,648,153       2,841,311          313,174
        MultiOption Classic/Achiever ......................................      4,328,073       3,889,896          619,197
        MegAnnuity ........................................................        233,032         205,795            1,186
        Adjustable Income Annuity .........................................             --              --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (3,885,686)     (2,736,852)        (111,766)
        MultiOption Classic/Achiever ......................................       (968,060)       (384,028)        (207,007)
        MegAnnuity ........................................................       (213,870)       (153,916)          (1,495)
        Adjustable Income Annuity .........................................             --              --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................            (66)            148               --
        MultiOption Classic/Achiever ......................................           (745)           (462)              --
        MegAnnuity ........................................................              2               1               --
        Adjustable Income Annuity .........................................             --              --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (4,140)         (6,584)              --
        MultiOption Classic/Achiever ......................................         (9,307)        (11,281)              --
        MegAnnuity ........................................................            (19)            (10)              --
        Adjustable Income Annuity .........................................             --              --               --
                                                                              ------------   -------------  ---------------

Increase in net assets from contract transactions .........................      2,127,367       3,644,018          613,289
                                                                              ------------   -------------  ---------------
Increase in net assets ....................................................     (5,033,906)     (2,134,120)         354,086

Net assets at the beginning of year .......................................     29,358,137      21,329,235          631,052
                                                                              ------------   -------------  ---------------

Net assets at the end of year .............................................     24,324,231      19,195,115          985,138
                                                                              ============   =============  ===============



See accompanying notes to financial statements.

                                      VARIABLE ANNUITY ACCOUNT
                                STATEMENTS OF CHANGES IN NET ASSETS
                                    YEAR ENDED DECEMBER 31, 2000

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------------
                                                                                                            MONEY
                                                                            GROWTH          BOND            MARKET
                                                                       ---------------  ------------     ------------
Operations:
    Investment income (loss) - net ...............................    $  (3,962,879)       5,695,286       2,513,988
    Net realized gains (losses) on investments ...................       28,568,745       (1,880,231)              -
    Net change in unrealized appreciation or depreciation
       of investments ............................................      (98,769,669)       6,286,581               -
                                                                      -------------     ------------     -----------

Net increase (decrease) in net assets resulting from operations ..      (74,163,803)      10,101,636       2,513,988
                                                                      -------------     ------------     -----------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select .............................       26,714,125        7,646,679      33,530,008
      MultiOption Classic/Achiever ...............................       13,419,320        7,035,800      42,215,719
      MegAnnuity .................................................        2,994,907          342,905       1,013,057
      Adjustable Income Annuity ..................................                -                -               -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .............................      (55,386,334)     (25,870,798)    (70,295,339)
      MultiOption Classic/Achiever ...............................       (1,488,374)        (673,275)    (31,596,179)
      MegAnnuity .................................................       (1,969,332)      (1,728,203)     (1,100,211)
      Adjustable Income Annuity ..................................                -                -               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .............................           22,451           30,404             705
      MultiOption Classic/Achiever ...............................              174              623           1,614
      MegAnnuity .................................................              117              (54)              -
      Adjustable Income Annuity ..................................                -                -               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select .............................         (413,910)        (206,773)        (31,005)
      MultiOption Classic/Achiever ...............................          (10,384)          (5,340)         (8,724)
      MegAnnuity .................................................           (8,781)          (1,911)              -
      Adjustable Income Annuity ..................................                -                -               -
                                                                      -------------     ------------     -----------

Increase (decrease) in net assets from contract transactions .....      (16,126,021)     (13,429,943)    (26,270,355)
                                                                      -------------     ------------     -----------

Increase (decrease) in net assets ................................      (90,289,824)      (3,328,307)    (23,756,367)

Net assets at the beginning of year ..............................      340,441,608      123,212,040      77,746,588
                                                                      -------------     ------------     -----------

Net assets at the end of year ....................................    $ 250,151,784      119,883,733      53,990,221
                                                                      =============     ============     ===========


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------------
                                                                          ASSET           MORTGAGE        INDEX          CAPITAL
                                                                         ALLOCATION       SECURITIES       500         APPRECIATION
                                                                     ----------------   -------------  -----------   ---------------
Operations:
    Investment income (loss) - net ...............................       5,417,363        5,160,916     (1,858,134)      (3,415,827)
    Net realized gains (losses) on investments ...................      43,222,279         (228,398)    34,073,913       41,410,252
    Net change in unrealized appreciation or depreciation
       of investments ............................................    (109,938,998)       4,726,003    (74,944,427)     (68,414,537)
                                                                      ------------     ------------   ------------     ------------

Net increase (decrease) in net assets resulting from operations ..     (61,299,356)       9,658,521    (42,728,648)     (30,420,112)
                                                                      ------------     ------------   ------------     ------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select .............................      30,871,734        8,476,428     34,658,854       14,816,739
      MultiOption Classic/Achiever ...............................      22,438,491        9,228,001     17,690,465        6,717,710
      MegAnnuity .................................................       1,079,614          280,300      2,793,294        1,982,262
      Adjustable Income Annuity ..................................               -                -      6,354,182                -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .............................     (79,576,540)     (21,680,631)   (74,427,900)     (49,290,448)
      MultiOption Classic/Achiever ...............................      (2,394,599)        (606,232)    (1,365,830)        (668,681)
      MegAnnuity .................................................      (1,340,764)        (948,108)    (3,057,694)      (1,402,231)
      Adjustable Income Annuity ..................................               -                -       (386,582)               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .............................          16,884           31,321        (12,501)         (13,456)
      MultiOption Classic/Achiever ...............................             411              421            594              102
      MegAnnuity .................................................             985                -           (222)              40
      Adjustable Income Annuity ..................................               -                -       (185,901)               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select .............................        (802,272)        (153,042)      (531,645)        (382,162)
      MultiOption Classic/Achiever ...............................          (8,208)          (2,497)       (31,142)          (3,561)
      MegAnnuity .................................................         (32,168)               -         (6,758)          (3,448)
      Adjustable Income Annuity ..................................               -                -     (2,412,500)               -
                                                                      ------------     ------------   ------------     ------------

Increase (decrease) in net assets from contract transactions .....     (29,746,432)      (5,374,039)   (20,921,286)     (28,247,134)
                                                                      ------------     ------------   ------------     ------------

Increase (decrease) in net assets ................................     (91,045,788)       4,284,482    (63,649,934)     (58,667,246)

Net assets at the beginning of year ..............................     568,532,959       98,489,717    427,268,242      299,365,075
                                                                      ------------     ------------   ------------     ------------

Net assets at the end of year ....................................     477,487,171      102,774,199    363,618,308      240,697,829
                                                                      ============     ============   ============     ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------
                                                                                                                  MATURING
                                                                                                   SMALL         GOVERNMENT
                                                                              INTERNATIONAL       COMPANY           BOND
                                                                                  STOCK           GROWTH            2002
                                                                              -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................   $     928,616       (2,041,916)         389,636
     Net realized gains (losses) on investments ...........................      23,930,438       19,913,532          (64,993)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (26,208,897)     (38,881,029)         248,657
                                                                              -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........      (1,349,843)     (21,009,413)         573,300
                                                                              -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5): Contract purchase payments:
        MultiOption Flex/Single/Select ....................................      14,360,982       18,734,348          206,299
        MultiOption Classic/Achiever ......................................       6,164,824        8,320,627          283,593
        MegAnnuity ........................................................       2,592,381        1,816,508               --
        Adjustable Income Annuity .........................................              --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (40,575,277)     (26,872,181)      (1,101,900)
        MultiOption Classic/Achiever ......................................        (490,307)      (1,130,156)         (19,362)
        MegAnnuity ........................................................      (2,611,089)      (1,013,227)      (1,518,827)
        Adjustable Income Annuity .........................................              --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................           7,954)           1,399              (40)
        MultiOption Classic/Achiever ......................................             165              277               --
        MegAnnuity ........................................................             (80)             (36)              --
        Adjustable Income Annuity .........................................              --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................        (339,896)        (305,047)          (2,493)
        MultiOption Classic/Achiever ......................................          (2,583)          (1,772)              --
        MegAnnuity ........................................................         (12,660)          (1,381)              --
        Adjustable Income Annuity .........................................              --               --               --
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............     (20,905,586)        (450,641)      (2,152,730)
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets .........................................     (22,255,429)     (21,460,054)      (1,579,430)

Net assets at the beginning of year .......................................     226,335,709      165,416,235       10,159,332
                                                                              -------------    -------------    -------------

Net assets at the end of year .............................................   $ 204,080,280      143,956,181        8,579,902
                                                                              =============    =============    =============

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................            292,615          252,614         (440,108)
     Net realized gains (losses) on investments ...........................            (37,975)         (25,037)         255,837
     Net change in unrealized appreciation or depreciation
        of investments ....................................................            550,702          689,359       (3,877,743)
                                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........            805,342          916,936       (4,062,014)
                                                                                 -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5): Contract purchase payments:
        MultiOption Flex/Single/Select ....................................            310,444          308,660        7,970,530
        MultiOption Classic/Achiever ......................................            181,528          528,932        3,085,961
        MegAnnuity ........................................................              4,814               --          457,252
        Adjustable Income Annuity .........................................                 --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................         (1,022,949)      (1,118,230)     (33,111,539)
        MultiOption Classic/Achiever ......................................            (10,980)         (31,564)        (193,315)
        MegAnnuity ........................................................            (66,261)              --         (649,526)
        Adjustable Income Annuity .........................................                 --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             (1,287)          (1,228)          15,345
        MultiOption Classic/Achiever ......................................                 --               --               (7)
        MegAnnuity ........................................................                 (9)              --              (29)
        Adjustable Income Annuity .........................................                 --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................            (29,607)         (28,540)        (238,379)
        MultiOption Classic/Achiever ......................................                 --               --             (862)
        MegAnnuity ........................................................             (3,142)              --           (1,155)
        Adjustable Income Annuity .........................................                 --               --               --
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............           (637,449)        (341,970)     (22,665,724)
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets .........................................            167,893          574,966      (26,727,738)

Net assets at the beginning of year .......................................          6,259,261        4,937,876      134,172,501
                                                                                 -------------    -------------    -------------

Net assets at the end of year .............................................          6,427,154        5,512,842      107,444,763
                                                                                 =============    =============    =============



See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2000

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY         GLOBAL        INDEX 400     MACRO-CAP
                                                                        VALUE           BOND           MID-CAP       VALUE
                                                                      ------------   -------------  ------------  ------------
Operations:
     Investment income (loss) - net ...............................   $ (106,973)       (389,321)        (34,069)   (171,559)
     Net realized gains (losses) on investments ...................       (4,485)       (265,699)      3,145,176     378,940
     Net change in unrealized appreciation or depreciation
        of investments ............................................     3,384,054        792,162        (584,218) (1,930,027)
                                                                       ----------     ----------      ----------  ----------

Net increase (decrease) in net assets resulting from operations ...     3,272,596        137,142       2,526,889  (1,722,646)
                                                                       ----------     ----------      ----------  ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     3,680,102      3,109,758       6,263,541   5,444,040
        MultiOption Classic/Achiever ..............................     2,077,512     31,114,185       2,930,638   2,044,865
        MegAnnuity ................................................       141,408         59,680         258,701      23,320
        Adjustable Income Annuity .................................            --             --              --          --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (2,247,056)    (2,283,569)     (5,984,289) (3,381,958)
        MultiOption Classic/Achiever ..............................      (138,881)      (206,940)       (224,583)   (258,681)
        MegAnnuity ................................................      (141,389)      (103,450)       (190,172)   (280,690)
        Adjustable Income Annuity .................................            --             --              --          --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (1,439)         1,167             499         161
        MultiOption Classic/Achiever ..............................           260            278             430          66
        MegAnnuity ................................................            --              1              (1)         (1)
        Adjustable Income Annuity .................................            --             --              --          --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (31,668)       (15,002)        (19,593)    (20,533)
        MultiOption Classic/Achiever ..............................        (1,612)        (1,795)         (7,603)     (7,353)
        MegAnnuity ................................................           (61)           (56)            (70)       (117)
        Adjustable Income Annuity .................................            --             --              --          --
                                                                       ----------     ----------      ----------  ----------

Increase in net assets from contract transactions .................     3,337,176      3,674,257       3,027,498   3,568,119
                                                                       ----------     ----------      ----------  ----------

Increase (decrease) in net assets .................................     6,609,772      3,811,399       5,554,387   1,845,473

Net assets at the beginning of period .............................    10,118,516     30,804,192      16,554,178  18,612,415
                                                                       ----------     ----------      ----------  ----------

Net assets at the end of period ...................................   $16,728,288     34,615,591      22,108,565  20,457,888
                                                                       ==========     ==========      ==========  ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                                          REAL         TEMPLETON       TEMPLETON
                                                                      MICRO-CAP          ESTATE        DEVELOPING         ASSET
                                                                       GROWTH          SECURITIES       MARKETS       STRATEGY(b)
                                                                    ---------------  --------------  ---------------  --------------
Operations:
     Investment income (loss) - net ...............................    (524,098)         360,984          (47,668)           (437)
     Net realized gains (losses) on investments ...................   8,044,856          (54,359)         180,732              11
     Net change in unrealized appreciation or depreciation
        of investments ............................................ (19,551,184)       1,070,805       (3,807,825)          4,421
                                                                     ----------       ----------        ---------        --------

Net increase (decrease) in net assets resulting from operations ... (12,030,426)       1,377,430       (3,674,761)          3,995
                                                                     ----------       ----------        ---------        --------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................  21,109,276        1,391,449        4,136,077          34,863
        MultiOption Classic/Achiever ..............................   5,893,283          587,445        2,133,566         153,718
        MegAnnuity ................................................     866,777           94,569          129,096             300
        Adjustable Income Annuity .................................          --               --               --              --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................  (8,622,706)        (475,761)      (2,442,796)           (998)
        MultiOption Classic/Achiever ..............................    (860,923)         (59,993)        (206,181)             --
        MegAnnuity ................................................    (708,706)         (57,583)        (226,479)             --
        Adjustable Income Annuity .................................          --               --               --              --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................      (2,213)             114           (1,620)             --
        MultiOption Classic/Achiever ..............................         (39)             (47)              80              --
        MegAnnuity ................................................          --               --               61              --
        Adjustable Income Annuity .................................          --               --               --              --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................     (29,875)          (2,369)         (34,078)             --
        MultiOption Classic/Achiever ..............................      (7,510)            (327)            (482)             --
        MegAnnuity ................................................        (112)              --              (29)             --
        Adjustable Income Annuity .................................          --               --               --              --
                                                                     ----------       ----------        ---------        --------

Increase in net assets from contract transactions .................  17,637,252        1,477,497        3,487,215         187,883
                                                                     ----------       ----------        ---------        --------

Increase (decrease) in net assets .................................   5,606,826        2,854,927         (187,546)        191,878

Net assets at the beginning of period .............................  31,610,551        5,167,629        9,103,791              --
                                                                     ----------       ----------        ---------        --------

Net assets at the end of period ...................................  37,217,377        8,022,556        8,916,245         191,878
                                                                     ==========       ==========        =========        ========


(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------------

                                                                                          FIDELITY     FIDELITY       FIDELITY
                                                                             FRANKLIN        VIP          VIP            VIP
                                                                            SMALL CAP(b)  MID CAP(a)  CONTRAFUND(a) EQUITY-INCOME(a)
                                                                            ------------  ----------  ------------- ----------------
Operations:
     Investment income (loss) - net ....................................... $    (6,413)      (65,252)     (144,456)       (62,802)
     Net realized gains (losses) on investments ...........................          25        12,538        13,731         31,512
     Net change in unrealized appreciation or depreciation
        of investments ....................................................    (308,900)    1,274,576    (1,244,410)       884,933
                                                                            -----------   -----------   -----------  -------------

Net increase (decrease) in net assets resulting from operations ...........    (315,290)    1,221,862    (1,375,135)       853,643
                                                                            -----------   -----------   -----------  -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................   1,211,559    13,818,767    14,374,122      6,261,192
        MultiOption Classic/Achiever ......................................   1,647,453     5,034,834     6,572,694      3,525,547
        MegAnnuity ........................................................       2,072       574,833       456,150        275,012
        Adjustable Income Annuity .........................................          --            --            --             --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................      (9,883)   (1,054,880)     (839,532)      (687,717)
        MultiOption Classic/Achiever ......................................      (4,735)     (458,759)     (185,320)      (165,261)
        MegAnnuity ........................................................          (7)      (28,069)       (7,194)       (23,105)
        Adjustable Income Annuity .........................................          --            --            --             --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          64            64           421            701
        MultiOption Classic/Achiever ......................................          --          (116)          284            249
        MegAnnuity ........................................................          --            --            --             --
        Adjustable Income Annuity .........................................          --            --            --             --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (15)       (1,260)       (3,476)          (904)
        MultiOption Classic/Achiever ......................................          --        (2,329)       (1,589)        (1,410)
        MegAnnuity ........................................................          --            --            --             --
        Adjustable Income Annuity .........................................          --            --            --             --
                                                                            -----------   -----------   -----------  -------------

Increase in net assets from contract transactions .........................   2,846,508    17,883,085    20,366,560      9,184,304
                                                                            -----------   -----------   -----------  -------------
Increase in net assets ....................................................   2,531,218    19,104,947    18,991,425     10,037,947

Net assets at the beginning of year .......................................          --            --            --             --
                                                                            -----------   -----------   -----------  -------------

Net assets at the end of year ............................................. $ 2,531,218    19,104,947    18,991,425     10,037,947
                                                                            ===========   ===========   ===========  =============
                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              ---------------------------------------------
                                                                              JANUS ASPEN     JANUS ASPEN   WARBURG PINCUS
                                                                                CAPITAL      INTERNATIONAL   GLOBAL POST-
                                                                             APPRECIATION(a)   GROWTH(a)   VENTURE CAPITAL(a)
                                                                             --------------- ------------- ------------------
Operations:
     Investment income (loss) - net .......................................        (32,363)         65,725           (1,275)
     Net realized gains (losses) on investments ...........................       (108,147)        478,457           63,742
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (7,063,576)     (6,708,876)        (168,761)
                                                                              ------------   -------------  ---------------

Net increase (decrease) in net assets resulting from operations ...........     (7,204,086)     (6,164,694)        (106,294)
                                                                              ------------   -------------  ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................     27,556,217      21,484,717          299,553
        MultiOption Classic/Achiever ......................................     10,742,548       7,314,025          439,779
        MegAnnuity ........................................................        672,636         604,272            5,522
        Adjustable Income Annuity .........................................             --              --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (1,957,646)     (1,345,000)          (7,508)
        MultiOption Classic/Achiever ......................................       (420,568)       (452,727)              --
        MegAnnuity ........................................................        (26,493)       (104,056)              --
        Adjustable Income Annuity .........................................             --              --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             99              76               --
        MultiOption Classic/Achiever ......................................            359             970               --
        MegAnnuity ........................................................             --              --               --
        Adjustable Income Annuity .........................................             --              --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (2,060)         (2,459)              --
        MultiOption Classic/Achiever ......................................         (2,869)         (5,889)              --
        MegAnnuity ........................................................             --              --               --
        Adjustable Income Annuity .........................................             --              --               --
                                                                              ------------   -------------  ---------------

Increase in net assets from contract transactions .........................     36,562,223      27,493,929          737,346
                                                                              ------------   -------------  ---------------
Increase in net assets ....................................................     29,358,137      21,329,235          631,052

Net assets at the beginning of year .......................................             --              --               --
                                                                              ------------   -------------  ---------------

Net assets at the end of year .............................................     29,358,137      21,329,235          631,052
                                                                              ============   =============  ===============

(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000

(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts each consisting of twenty-eight segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges and administrative charges); MegAnnuity; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty-eight segregated sub accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Products Insurance Fund, Janus Aspen Series, and Credit Suisse Trust, formerly Warburg Pincus Trust, (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

      Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Capital Appreciation, Janus International Growth, and Credit Suisse Global Post-Venture Capital, formerly Warburg Pincus Global Post-Venture Capital, segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios of the Fund; Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap--Class 2 of Franklin Templeton Variable Insurance Products Trust; Fidelity VIP Mid Cap, Fidelity VIP Contrafund, and Fidelity VIP Equity Income--Service Class 2 shares of Fidelity Variable Insurance Products Fund; Capital Appreciation Portfolio and International Growth Portfolio--Service Shares of Janus Aspen Series; and Global Post-Venture Capital Portfolio of Credit Suisse Trust, formerly Warburg Pincus Trust, respectively.

      Securian Financial Services, Inc., formerly Ascend Financial Services, Inc., acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Securian Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly owned subsidiary of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(2)   Summary of Significant Accounting Policies

      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

      INVESTMENTS IN UNDERLYING FUNDS

      Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

      FEDERAL INCOME TAXES

      The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

      CONTRACTS IN ANNUITY PAYMENT PERIOD

      MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:

      Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

      MEGANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
      3.5 percent.

      ADJUSTABLE INCOME ANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.5 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      MULTIOPTION FLEX/SINGLE/SELECT:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender to $3,921,451 and $4,223,316, respectively.

      MULTIOPTION CLASSIC/ACHIEVER:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than
      0.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender to $500,225 and $60,773, respectively.

      MEGANNUITY:
      The administrative charge paid to Minnesota Life is equal, on an annual basis, to percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account.

      Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.5 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2001 and 2000.

                            VARIABLE ANNUITY ACCOUNT

      ADJUSTABLE INCOME ANNUITY:
      The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

      Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

              A sales charge ranging from 3.75 to 4.5 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $5,118 and $2,172, respectively.

              A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $28,646 and $48,644, respectively.

              A premium tax charge of up to 3.5 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $2,242 and $80, respectively.


      To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT


(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2001:


      Growth ....................................   $47,772,746
      Bond ......................................    46,087,648
      Money Market ..............................    93,117,985
      Asset Allocation ..........................    80,554,232
      Mortgage Securities .......................    62,633,401
      Index 500 .................................    42,072,274
      Capital Appreciation ......................    68,462,286
      International Stock .......................    37,580,937
      Small Company Growth ......................    54,812,690
      Maturing Government Bond 2002 .............     1,425,787
      Maturing Government Bond 2006 .............     3,669,271
      Maturing Government Bond 2010 .............     2,596,140
      Value Stock ...............................    11,054,330
      Small Company Value .......................    16,934,414
      Global Bond ...............................     5,808,712
      Index 400 .................................     7,817,638
      Macro-Cap Value ...........................     5,785,981
      Micro-Cap Growth ..........................     5,415,721
      Real Estate Securities ....................     6,235,376
      Templeton Developing Market Securities
        Fund ....................................     1,434,854
      Templeton Asset Strategy Fund .............     2,455,393
      Franklin Small Cap Fund ...................     5,500,755
      VIP Mid Cap Portfolio .....................     6,900,085
      VIP Contrafund Portfolio ..................     8,927,767
      VIP Equity-Income Portfolio ...............    16,875,865
      Capital Appreciation Portfolio ............     7,436,449
      International Growth Portfolio ............     7,075,704
      Global Post-Venture Capital Portfolio .....       933,558


                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:


                                                                      SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------
                                                                              MONEY           ASSET          MORTGAGE
                                              GROWTH           BOND           MARKET        ALLOCATION      SECURITIES
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 1999 ................     49,216,657      48,459,470      41,200,616     121,522,399      40,937,593
                Contract purchase
                    payments ...........      4,069,809       3,108,355      18,766,332       6,626,958       3,538,391
                Contract terminations,
                    withdrawal payments
                    and charges ........     (8,545,158)    (10,619,231)    (39,634,127)    (17,625,378)     (9,153,547)
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 2000 ................     44,741,308      40,948,594      20,332,821     110,523,979      35,322,437
                                           ============    ============    ============    ============    ============
                 Contract purchase
                     payments ..........      2,386,244       6,629,588      31,782,472       3,764,276       9,835,724
                Contract terminations,
                     withdrawal payments
                     and charges .......    (10,130,967)     (7,253,000)    (25,360,133)    (24,585,662)     (6,801,904)
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 2001 ................     36,996,585      40,325,182      26,755,160      89,702,593      38,356,257
                                           ============    ============    ============    ============    ============

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------
                                                                                          SMALL         MATURING
                                              INDEX         CAPITAL     INTERNATIONAL    COMPANY       GOVERNMENT
                                               500        APPRECIATION     STOCK          GROWTH        BOND 2002
                                           -----------    ------------   -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ................    64,735,863     49,725,886     89,983,922     61,721,924      5,090,494
                Contract purchase
                    payments ...........     6,100,097      2,568,458      5,998,945      6,971,325        146,581
                Contract terminations,
                    withdrawal payments
                    and charges ........   (13,416,073)    (8,556,553)   (17,139,284)   (10,351,772)      (789,454)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ................    57,419,887     43,737,791     78,843,583     58,341,477      4,447,621
                                           ===========    ===========    ===========    ===========    ===========
                Contract purchase
                    payments ...........     3,664,536      1,457,671      3,055,548      2,996,786        635,902
                Contract terminations,
                    withdrawal payments
                    and charges ........   (12,354,714)    (8,642,728)   (15,603,177)   (11,913,372)      (678,387)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................    48,729,709     36,552,734     66,295,954     49,424,891      4,405,136
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------
                                            MATURING       MATURING                        SMALL
                                           GOVERNMENT     GOVERNMENT        VALUE         COMPANY        GLOBAL
                                            BOND 2006      BOND 2010        STOCK          VALUE          BOND
                                           -----------    -----------    -----------    -----------    -----------
 Units outstanding at
       December 31, 1999 ...............     3,776,193      3,079,844     61,230,340     10,422,707     28,982,189
                Contract purchase
                    payments ...........       204,580        194,573      3,841,699      3,841,143      3,063,104
                Contract terminations,
                    withdrawal payments
                    and charges ........      (695,657)      (739,699)   (16,214,869)    (2,382,902)    (2,250,784)
                                           -----------    -----------    -----------    -----------    -----------
 Units outstanding at
       December 31, 2000 ...............     3,285,116      2,534,718     48,857,170     11,880,948     29,794,509
                                           ===========    ===========    ===========    ===========    ===========
                Contract purchase
                    payments ...........     1,638,226        984,549      3,386,013      8,644,537      2,125,147
                Contract terminations,
                    withdrawal payments
                    and charges ........      (778,207)      (846,703)    (9,876,119)    (5,554,913)    (2,382,365)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................     4,145,135      2,672,564     42,367,064     14,970,572     29,537,291
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                          SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------

                                           INDEX 400      MACRO-CAP      MICRO-CAP     REAL ESTATE
                                            MID-CAP         VALUE         GROWTH       SECURITIES
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ...............    11,781,426     14,276,707     11,992,142      6,242,074
               Contract purchase
                   payments ...........     4,431,877      4,431,030      7,783,876      1,485,072
               Contract terminations,
                   withdrawal payments
                   and charges ........    (4,337,690)    (2,760,283)    (3,472,302)      (523,435)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ...............    11,875,613     15,947,454     16,303,716      7,203,711
                                          ===========    ===========    ===========    ===========
               Contract purchase
                   payments ...........     2,923,984      3,099,648      1,591,287      3,385,738
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,948,511)    (6,153,028)    (4,026,851)    (1,860,618)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ...............    10,851,086     12,894,074     13,868,152      8,728,831
                                          ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------
                                           TEMPLETON      TEMPLETON
                                           DEVELOPING      ASSET         FRANKLIN     FIDELITY VIP
                                            MARKETS       STRATEGY       SMALL CAP       MID CAP
                                           SECURITIES       FUND           FUND         PORTFOLIO
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ...............     9,817,346             --             --             --
               Contract purchase
                   payments ...........     5,921,146         36,964      1,297,687     11,978,605
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,455,645)        (1,074)       (11,522)      (924,447)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ...............    12,282,847         35,890      1,286,165     11,054,158
                                          ===========    ===========    ===========    ===========
               Contract purchase
                   payments ...........     1,621,141      1,462,714      3,975,760      4,171,179
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,082,927)      (299,196)    (1,019,971)    (4,451,158)
                                          -----------    -----------    -----------    -----------

Units outstanding at
      December 31, 2001 ...............    10,821,061      1,199,408      4,241,954     10,774,179
                                          ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------
                                                                         JANUS ASPEN   JANUS ASPEN    CREDIT SUISSE
                                           FIDELITY VIP   FIDELITY VIP     CAPITAL     INTERNATIONAL    GLOBAL POST
                                            CONTRAFUND   EQUITY-INCOME   APPRECIATION     GROWTH      VENTURE CAPITAL
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                           -----------   -------------   ------------   -----------   ---------------
Units outstanding at
      December 31, 1999 ................            --             --             --             --             --
                Contract purchase
                   payments ............    14,119,670      6,105,114     27,008,407     20,021,442        320,561
                Contract terminations,
                   withdrawal payments
                   and charges .........      (861,120)      (655,873)    (2,099,804)    (1,463,574)        (8,696)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ................    13,258,550      5,449,241     24,908,603     18,557,868        311,865
                                           ===========    ===========    ===========    ===========    ===========
               Contract purchase
                   payments ............     5,565,427     10,456,743      5,909,919      6,163,402        459,201
               Contract terminations,
                   withdrawal payments
                   and charges .........    (4,340,323)    (2,697,700)    (8,061,242)    (6,404,843)      (170,761)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................    14,483,654     13,208,284     22,757,280     18,316,427        600,306
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                                          MONEY           ASSET           MORTGAGE
                                                          GROWTH           BOND          MARKET         ALLOCATION       SECURITIES
                                                        -------------  -------------  --------------  ---------------  -------------
Units outstanding at
      December 31, 1999 ............................      1,608,959         765,852       3,372,875       3,296,125         989,073
                        Contract purchase
                            payments ...............     11,749,866       6,494,207      40,856,102      20,172,496       8,745,964
                        Contract terminations,
                            withdrawal payments
                            and charges ............     (1,362,184)       (636,160)    (30,551,007)     (2,214,577)       (573,977)
                                                        -----------     -----------     -----------     -----------     -----------
Units outstanding at
      December 31, 2000 ............................     11,996,641       6,623,899      13,677,970      21,254,044       9,161,060
                                                        ===========     ===========     ===========     ===========     ===========
                        Contract purchase
                            payments ...............      8,158,005      10,518,039      26,746,610      10,628,498      17,191,267
                        Contract terminations,
                            withdrawal payments
                            and charges ............     (2,365,092)     (1,396,017)    (22,340,585)     (7,530,289)     (2,772,281)
                                                        -----------     -----------     -----------     -----------     -----------
 Units outstanding at
      December 31, 2001 ............................     17,789,554      15,745,921      18,083,995      24,352,253      23,580,046
                                                        ===========     ===========     ===========     ===========     ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                             -----------------------------------------------------------------------
                                                                                                                SMALL      MATURING
                                                                 INDEX         CAPITAL      INTERNATIONAL      COMPANY    GOVERNMENT
                                                                  500        APPRECIATION       STOCK          GROWTH     BOND 2002
                                                             --------------  -------------  --------------  -----------  -----------
Units outstanding at
      December 31, 1999 ..................................      2,038,959        602,909        888,642        503,561       21,585
                        Contract purchase
                            payments .....................     16,356,635      5,236,081      5,814,947      5,987,582      279,691
                        Contract terminations,
                            withdrawal payments
                            and charges ..................     (1,306,925)      (553,398)      (467,204)      (877,925)     (19,005)
                                                              -----------     ----------     ----------     ----------     --------
Units outstanding at
      December 31, 2000 ..................................     17,088,669      5,285,592      6,236,385      5,613,218      282,271
                                                              ===========     ==========     ==========     ==========     ========
                        Contract purchase
                            payments .....................     12,199,387      3,458,507      4,344,974      3,311,905        9,844
                        Contract terminations,
                            withdrawal payments
                            and charges ..................     (3,646,854)    (1,112,048)    (1,002,498)    (1,080,736)     (24,785)
                                                              -----------     ----------     ----------     ----------     --------
 Units outstanding at
      December 31, 2001 ..................................     25,641,202      7,632,051      9,578,861      7,844,387      267,330
                                                              ===========     ==========     ==========     ==========     ========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              MATURING      MATURING                      SMALL
                                                             GOVERNMENT    GOVERNMENT      VALUE         COMPANY         GLOBAL
                                                             BOND 2006      BOND 2010      STOCK          VALUE           BOND
                                                            -----------  --------------   ---------    -----------    --------------
         Units outstanding at
              December 31, 1999 ........................      102,972         4,254         392,479        179,266         342,453
                                Contract purchase
                                    payments ...........      177,843       509,229       3,161,866      1,915,527       3,199,129
                                Contract terminations,
                                    withdrawal payments
                                    and charges ........      (10,502)      (29,437)       (199,887)      (132,981)       (216,678)
                                                             --------      --------      ----------     ----------      ----------
         Units outstanding at
              December 31, 2000 ........................      270,313       484,046       3,354,458      1,961,812       3,324,904
                                                             ========      ========      ==========     ==========      ==========
                                Contract purchase
                                    payments ...........      101,932        32,850       3,433,820      3,052,249       3,242,206
                                Contract terminations,
                                    withdrawal payments
                                    and charges ........      (36,903)      (29,581)       (851,591)      (631,565)       (544,593)
                                                             --------      --------      ----------     ----------      ----------
         Units outstanding at
              December 31, 2001 ........................      335,342       487,315       5,936,687      4,382,496       6,022,517
                                                             ========      ========      ==========     ==========      ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------

                                                                 INDEX 400         MACRO-CAP        MICRO-CAP         REAL ESTATE
                                                                  MID-CAP            VALUE           GROWTH            SECURITIES
                                                               ----------------  --------------  ---------------  ------------------
Units outstanding at
     December 31, 1999 .................................           398,475            236,331            420,716             17,691
                       Contract purchase
                           payments ....................         2,427,079          1,889,404          3,315,400            505,915
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (191,036)          (258,195)          (559,193)           (52,417)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2000 .................................         2,634,518          1,867,540          3,176,923            471,189
                                                                ==========         ==========         ==========         ==========
                       Contract purchase
                           payments ....................         1,947,353          2,439,987          2,049,284          1,682,415
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (517,172)          (445,707)          (975,222)          (308,581)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2001 .................................         4,064,699          3,861,820          4,250,985          1,845,023
                                                                ==========         ==========         ==========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------
                                                                 TEMPLETON        TEMPLETON
                                                                 DEVELOPING         ASSET              FRANKLIN         FIDELITY VIP
                                                                   MARKETS        STRATEGY             SMALL CAP           MID CAP
                                                                 SECURITIES         FUND                 FUND             PORTFOLIO
                                                               --------------  --------------        -------------     -------------
Units outstanding at
     December 31, 1999 .................................           268,232                  -                  -               -
                       Contract purchase
                           payments ....................         2,116,526            161,983          1,858,396          4,248,792
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (204,790)                 -             (5,834)          (404,137)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2000 .................................         2,179,968            161,983          1,852,562          3,844,655
                                                                ==========         ==========         ==========         ==========
                       Contract purchase
                           payments ....................         1,078,762          1,188,243          4,259,320          3,398,338
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (386,000)           (60,074)          (398,943)          (697,292)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2001 .................................         2,872,730          1,290,152          5,712,939          6,545,701
                                                                ==========         ==========         ==========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                                                       JANUS ASPEN    JANUS ASPEN     CREDIT SUISSE
                                                         FIDELITY VIP   FIDELITY VIP      CAPITAL    INTERNATIONAL     GLOBAL POST
                                                          CONTRAFUND   EQUITY-INCOME   APPRECIATION      GROWTH      VENTURE CAPITAL
                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                        -------------  -------------  ------------- --------------  ----------------
Units outstanding at
     December 31, 1999 ...............................            -              -               -             -             -
                        Contract purchase
                            payments .................    6,596,582      3,337,156      11,178,419     7,262,190       525,721
                        Contract terminations,
                            withdrawal payments
                            and charges ..............     (190,823)      (156,139)       (480,909)     (483,823)            -
                                                        -----------     ----------     -----------   -----------    ----------
Units outstanding at
     December 31, 2000 ...............................    6,405,759      3,181,017      10,697,510     6,778,367       525,721
                                                        ===========     ==========     ===========   ===========    ==========
                       Contract purchase
                           payments ..................    6,236,944      6,404,642       7,099,995     6,436,131       853,779
                       Contract terminations,
                           withdrawal payments
                           and charges ...............   (1,186,054)      (796,286)     (2,371,566)   (1,467,105)     (116,973)
                                                        -----------     ----------     -----------   -----------    ----------
Units outstanding at
     December 31, 2001 ...............................   11,456,649      8,789,373      15,425,939    11,747,393     1,262,527
                                                        ===========     ==========     ===========   ===========    ==========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 1999 were as follows:

                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                                                     MONEY         ASSET        MORTGAGE
                                         GROWTH         BOND         MARKET      ALLOCATION    SECURITIES
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 1999 ...............    1,773,719     2,238,400     1,175,791     2,078,286       878,899
             Contract purchase
                 payments ..........      564,866       134,867       529,420       253,025       105,762
             Contract terminations,
                 withdrawal payments
                 and charges .......     (386,741)     (696,805)     (577,244)     (310,224)     (360,970)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ...............    1,951,844     1,676,462     1,127,967     2,021,087       623,691
                                       ==========    ==========    ==========    ==========    ==========
             Contract purchase
                 payments ..........      309,680       493,792     1,552,497       251,967       353,477
             Contract terminations,
                 withdrawal payments
                 and charges .......     (418,909)     (461,170)   (1,086,487)     (512,693)     (164,359)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ...............    1,842,615     1,709,084     1,593,977     1,760,361       812,810
                                       ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                                                                   SMALL        MATURING
                                         INDEX        CAPITAL     INTERNATIONAL   COMPANY      GOVERNMENT
                                          500       APPRECIATION     STOCK         GROWTH       BOND 2002
                                       ----------   ------------  ------------   ----------    ----------
Units outstanding at
   December 31, 1999 ...............    2,938,591     1,598,318     2,062,152     1,577,615     2,134,169
             Contract purchase
                 payments ..........      507,864       344,200     1,020,991       624,931            --
             Contract terminations,
                 withdrawal payments
                 and charges .......     (550,076)     (240,198)   (1,025,332)     (372,659)   (1,040,531)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ...............    2,896,379     1,702,320     2,057,811     1,829,887     1,093,638
                                       ==========    ==========    ==========    ==========    ==========
             Contract purchase
                 payments ..........      464,379       140,466       464,111       264,854         3,047
             Contract terminations,
                 withdrawal payments
                 and charges .......     (469,357)     (296,516)     (746,608)     (489,479)     (806,683)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ...............    2,891,401     1,546,270     1,775,314     1,605,262       290,002
                                       ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                                          SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------
                                       MATURING      MATURING                     SMALL
                                      GOVERNMENT    GOVERNMENT      VALUE        COMPANY        GLOBAL
                                       BOND 2006     BOND 2010      STOCK         VALUE          BOND
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 1999 ..............      268,923       107,403     1,038,209       213,346       125,858
            Contract purchase
                payments ..........        3,028            --       213,038       154,761        72,597
            Contract terminations,
                withdrawal payments
                and charges .......      (43,221)           --      (300,541)     (152,748)     (113,224)
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ..............      228,730       107,403       950,706       215,359        85,231
                                      ==========    ==========    ==========    ==========    ==========
            Contract purchase
                payments ..........      168,799        63,377       163,116       389,733        15,937
            Contract terminations,
                withdrawal payments
                and charges .......      (13,972)     (104,355)     (155,188)      (82,909)      (12,071)
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ..............      383,557        66,425       958,634       522,183        89,097
                                      ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                               SEGREGATED SUB-ACCOUNTS
                                      --------------------------------------------
                                      INDEX 400   MACRO-CAP   MICRO-CAP  REAL ESTATE
                                       MID-CAP     VALUE       GROWTH    SECURITIES
                                      --------    --------    --------   ----------
Units outstanding at
   December 31, 1999 ..............    275,066     339,537     227,183      64,837
            Contract purchase
                payments ..........    189,682      22,752     308,820      98,742
            Contract terminations,
                withdrawal payments
                and charges .......   (130,438)   (221,983)   (270,159)    (66,362)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2000 ..............    334,310     140,306     265,844      97,217
                                      ========    ========    ========    ========
            Contract purchase
                payments ..........     92,896     168,475      62,512     192,346
            Contract terminations,
                withdrawal payments
                and charges .......    (71,009)    (15,001)    (72,299)    (43,081)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2001 ..............    356,197     293,780     256,057     246,482
                                      ========    ========    ========    ========

                            VARIABLE ANNUITY ACCOUNT

                                               SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------
                                     TEMPLETON   TEMPLETON
                                     DEVELOPING    ASSET     FRANKLIN   FIDELITY VIP
                                      MARKETS    STRATEGY    SMALL CAP    MID CAP
                                     SECURITIES    FUND        FUND      PORTFOLIO
                                     ----------  --------    ---------  ------------
Units outstanding at
   December 31, 1999 ..............    384,533          --          --          --
            Contract purchase
                payments ..........    256,858         302       2,649     488,076
            Contract terminations,
                withdrawal payments
                and charges .......   (404,800)         --          (8)    (23,193)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2000 ..............    236,591         302       2,641     464,883
                                      ========    ========    ========    ========
            Contract purchase
                payments ..........     36,149      73,549     133,890     113,289
            Contract terminations,
                withdrawal payments
                and charges .......    (60,475)     (6,280)     (8,685)   (181,479)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2001 ..............    212,265      67,571     127,846     396,693
                                      ========    ========    ========    ========

                            VARIABLE ANNUITY ACCOUNT

                                                                   SEGREGATED SUB-ACCOUNTS
                                     ------------------------------------------------------------------------------
                                                                      JANUS ASPEN    JANUS ASPEN    CREDIT SUISSE
                                      FIDELITY VIP      FIDELITY VIP    CAPITAL     INTERNATIONAL    GLOBAL POST
                                       CONTRAFUND      EQUITY-INCOME  APPRECIATION     GROWTH      VENTURE CAPITAL
                                       PORTFOLIO         PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                     --------------    -------------  ------------  -------------  ----------------
Units outstanding at
   December 31, 1999 ...............          --               --             --             --               --
             Contract purchase
                 payments ..........     437,564          268,773        649,865        544,572            5,215
             Contract terminations,
                 withdrawal payments
                 and charges .......      (6,901)         (21,652)       (26,352)       (92,745)              --
                                       ---------        ---------      ---------      ---------        ---------
Units outstanding at
   December 31, 2000 ...............     430,663          247,121        623,513        451,827            5,215
                                       =========        =========      =========      =========        =========
            Contract purchase
                payments ...........     220,287          365,968        331,315        283,641            3,017
            Contract terminations,
                withdrawal payments
                and charges ........    (285,333)        (341,101)      (326,590)      (224,605)          (2,248)
                                       ---------        ---------      ---------      ---------        ---------
Units outstanding at
   December 31, 2001 ...............     365,617          271,988        628,238        510,863            5,984
                                       =========        =========      =========      =========        =========

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                       At December 31, 2001
                                         -----------------------------------------------
                                            Unit Value
Sub-account                              lowest to highest                  Net Assets
----------------------------------------------------------------------------------------
Growth                                   $ 0.67 to 3.80                    $ 159,860,949
Bond                                       1.16 to 2.91                      136,717,695
Money Market                               1.08 to 2.04                       73,086,827
Asset Allocation                           0.83 to 3.37                      334,282,742
Mortgage Securities                        1.19 to 3.15                      136,919,160
Index 500                                  0.84 to 4.53                      283,002,183
Capital Appreciation                       0.84 to 3.90                      153,135,035
International Stock                        0.93 to 2.30                      154,874,874
Small Company Growth                       1.03 to 2.04                      106,352,320
Maturing Government Bond 2002              1.13 to 1.70                        7,694,243
Maturing Government Bond 2006              1.20 to 1.90                        8,692,552
Maturing Government bond 2010              1.22 to 1.96                        5,840,469
Value Stock                                0.86 to 1.98                       85,380,743
Small Company Value                        1.31 to 1.43                       27,119,932
Global Bond                                0.96 to 1.06                       36,124,400
Index 400 Mid-Cap                          1.22 to 1.53                       21,884,881
Macro-Cap Value                            0.87 to 1.10                       17,416,946
Micro-Cap Growth                           1.23 to 1.72                       29,750,152
Real Estate Securities                     1.10 to 1.30                       12,378,669
Templeton Developing Markets               0.50 to 0.73                        7,847,819
Templeton Asset Strategy                   0.86 to 0.88                        2,219,608
Franklin Small Cap                         0.67 to 0.68                        6,852,986
Fidelity VIP Mid-Cap                       1.18 to 1.20                       20,984,737
Fidelity VIP Contrafund                    0.81 to 0.83                       21,501,171
Fidelity VIP Equity-Income                 1.05 to 1.07                       23,587,152
Janus Aspen Capital Appreciation           0.62 to 0.64                       24,324,231
Janus Apsen International Growth           0.62 to 0.64                       19,195,115
Credit Suisse Global Post Venture Capital  0.53 to 0.54                          985,138


                                                             For the year ended December 31, 2001
                                         ----------------------------------------------------------------------------
                                         Investment Income Ratio*       Expense Ratio**           Total Return ***
Sub-Account                                 lowest to highest          lowest to highest          lowest to highest
---------------------------------------------------------------------------------------------------------------------
Growth                                         0.00 to 0.00  %          0.15 to 1.40 %            (25.8) to (24.91) %
Bond                                          10.87 to 12.38            0.15 to 1.40                6.40 to 7.74
Money Market                                   3.54 to 3.64             0.15 to 1.40                2.34 to 3.63
Asset Allocation                               1.85 to 2.04             0.15 to 1.40             (15.55) to (14.49)
Mortgage Securities                           12.02 to 12.74            0.15 to 1.40                7.46 to 8.81
Index 500                                      0.87 to 1.12             0.15 to 1.40             (13.48) to (12.39)
Capital Appreciation                           0.09 to 0.11             0.15 to 1.40             (25.68) to (24.74)
International Stock                            4.13 to 4.23             0.15 to 1.40             (12.45) to (11.34)
Small Company Growth                           0.00 to 0.00             0.15 to 1.40             (15.89) to (14.83)
Maturing Government Bond 2002                  4.58 to 5.53             0.15 to 1.40                6.05 to 7.39
Maturing Government Bond 2006                  5.34 to 5.92             0.15 to 1.40                6.57 to 7.91
Maturing Government bond 2010                  7.17 to 10.68            0.15 to 1.40                3.51 to 4.81
Value Stock                                    1.05 to 1.51             0.15 to 1.40             (11.70) to (10.59)
Small Company Value                            0.00 to 0.00             0.15 to 1.40               13.98 to 15.41
Global Bond                                    1.06 to 1.38             0.15 to 1.40              (2.88) to (1.66)
Index 400 Mid-Cap                              0.81 to 1.08             0.15 to 1.40              (2.44) to (1.22)
Macro-Cap Value                                0.22 to 0.36             0.15 to 1.40              (9.03) to (7.88)
Micro-Cap Growth                               0.00 to 0.00             0.15 to 1.40             (12.56) to (11.46)
Real Estate Securities                         3.78 to 5.55             0.15 to 1.40                8.51 to 9.87
Templeton Developing Markets                   0.10 to 0.11             0.15 to 1.40              (9.36) to (8.22)
Templeton Asset Strategy                       0.23 to 10.47            0.15 to 1.40             (11.20) to (10.08)
Franklin Small Cap                             0.22 to 0.41             0.15 to 1.40             (16.43) to (15.37)
Fidelity VIP Mid-Cap                           0.00 to 0.00             0.15 to 1.40              (4.86) to (3.66)
Fidelity VIP Contrafund                        0.58 to 0.73             0.15 to 1.40             (13.69) to (12.60)
Fidelity VIP Equity-Income                     1.01 to 1.97             0.15 to 1.40              (6.55) to (5.37)
Janus Aspen Capital Appreciation               0.85 to 0.90             0.15 to 1.40             (22.92) to (21.95)
Janus Apsen International Growth               0.68 to 0.74             0.15 to 1.40             (24.50) to (23.54)
Credit Suisse Global Post Venture Capital      0.00 to 0.00             0.15 to 1.40             (33.72) to (29.52)

The unit values, investment income ratios, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Account and allocating payments to each sub-account.

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota
February 11, 2002

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2001 and 2000
                                     Assets

                                                          2001        2000
                                                       ----------- -----------
                                                           (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $5,061,422 and $4,501,951)                         $ 5,279,515 $ 4,623,058
   Held-to-maturity, at amortized cost (fair value $0
    and $886,315)                                              --      860,632
  Equity securities, at fair value (cost $594,916 and
   $561,236)                                               602,554     638,032
  Mortgage loans, net                                      738,749     664,853
  Real estate, net                                          11,925      17,520
  Finance receivables, net                                 126,037     128,545
  Policy loans                                             256,844     250,246
  Short-term investments                                   621,907     216,230
  Private equity investments (cost $301,728 and
   $293,333)                                               263,928     464,303
  Fixed maturity securites on loan, at fair value
   (amortized cost $348,651 and $0)                        365,031         --
  Equity securites on loan, at fair value (cost
   $39,575 and $59,009)                                     48,280      72,372
  Other invested assets                                    166,340      83,851
                                                       ----------- -----------
   Total investments                                     8,481,110   8,019,642
  Cash                                                      32,589      67,951
  Deferred policy acquisition costs                        683,339     711,546
  Accrued investment income                                 94,539      91,887
  Premiums receivable, net                                 116,483     109,062
  Property and equipment, net                               80,822      67,095
  Reinsurance recoverables                                 621,615     587,335
  Other assets                                              42,645      59,862
  Separate account assets                                7,558,283   8,201,803
                                                       ----------- -----------
     Total assets                                      $17,711,425 $17,916,183
                                                       =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                 $ 4,191,843 $ 4,061,213
  Future policy and contract benefits                    1,929,205   1,875,370
  Pending policy and contract claims                       133,920     107,015
  Other policyholders funds                                499,940     472,108
  Policyholders dividends payable                           55,978      55,813
  Unearned premiums and fees                               209,255     210,878
  Federal income tax liability:
   Current                                                  32,360      44,060
   Deferred                                                113,060     192,525
  Other liabilities                                        518,547     411,814
  Notes payable                                            159,000     185,000
  Securities lending collateral                            424,406      77,124
  Separate account liabilities                           7,511,607   8,156,131
                                                       ----------- -----------
   Total liabilities                                    15,779,121  15,849,051
                                                       ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                        5,000       5,000
  Additional paid in capital                                 3,000       3,000
  Retained earnings                                      1,821,015   1,811,707
  Accumulated other comprehensive income                   103,289     247,425
                                                       ----------- -----------
   Total stockholder's equity                            1,932,304   2,067,132
                                                       ----------- -----------
     Total liabilities and stockholder's equity        $17,711,425 $17,916,183
                                                       =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  793,357  $  761,451  $  697,799
  Policy and contract fees                   354,373     359,980     331,110
  Net investment income                      527,335     575,900     540,056
  Net realized investment gains (losses)     (12,972)    147,623      79,615
  Finance charge income                       33,400      31,000      31,969
  Other income                               105,914      89,386      81,135
                                          ----------  ----------  ----------
    Total revenues                         1,801,407   1,965,340   1,761,684
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     749,122     697,396     667,207
  Interest credited to policies and con-
   tracts                                    288,673     289,298     282,627
  General operating expenses                 447,848     379,933     358,387
  Commissions                                122,709     123,463     110,645
  Administrative and sponsorship fees         81,194      80,288      79,787
  Dividends to policyholders                  19,670      19,526      18,928
  Interest on notes payable                   16,684      26,146      24,282
  Amortization of deferred policy acqui-
   sition costs                              171,580     185,962     123,455
  Capitalization of policy acquisition
   costs                                    (185,366)   (180,689)   (152,602)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,712,114   1,621,323   1,512,716
                                          ----------  ----------  ----------
      Income from operations before taxes     89,293     344,017     248,968
  Federal income tax expense (benefit):
    Current                                   22,793     113,700      75,172
    Deferred                                  (3,928)     (4,403)     (1,439)
                                          ----------  ----------  ----------
      Total federal income tax expense        18,865     109,297      73,733
                                          ----------  ----------  ----------
        Net income                        $   70,428  $  234,720  $  175,235
                                          ==========  ==========  ==========
  Other comprehensive income (loss), net
   of tax:
    Unrealized gains (losses) on securi-
     ties                                 $ (144,136) $  129,348   $ (85,538)
                                          ----------  ----------  ----------
    Other comprehensive income (loss),
     net of tax                             (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
        Comprehensive income (loss)       $  (73,708) $  364,068  $   89,697
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $    3,000  $      --
  Contribution                                   --          --        3,000
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $    3,000
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,811,707  $1,629,787  $1,513,661
  Net income                                  70,428     234,720     175,235
  Dividends to stockholder                   (61,120)    (52,800)    (59,109)
                                          ----------  ----------  ----------
    Total retained earnings               $1,821,015  $1,811,707  $1,629,787
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  247,425  $  118,077  $  203,615
  Change in unrealized appreciation (de-
   preciation) of securities                (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  103,289  $  247,425  $  118,077
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,932,304  $2,067,132  $1,755,864
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2001, 2000 and 1999

                                               2001         2000         1999
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $    70,428  $   234,720  $   175,235
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                288,673      289,298      282,627
 Fees deducted from policy and contract
  balances                                     (221,645)    (222,243)    (217,941)
 Change in future policy benefits                53,835       48,417       68,578
 Change in other policyholders liabili-
  ties, net                                      18,215       23,655       29,426
 Amortization of deferred policy acquisi-
  tion costs                                    171,580      185,962      123,455
 Capitalization of policy acquisition
  costs                                        (185,366)    (180,689)    (152,602)
 Change in premiums receivable                   (7,421)     (14,891)     (31,562)
 Deferred tax provision                          (3,928)      (4,403)      (1,439)
 Change in federal income tax liabili-
  ties--current                                 (11,700)     (19,044)      15,281
 Net realized investment losses (gains)          12,972     (147,623)     (79,615)
 Change in reinsurance recoverables             (32,041)    (406,852)     (18,257)
 Other, net                                     (37,774)     110,107       (8,301)
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                              115,828     (103,586)     184,885
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,738,948    1,373,968    1,856,757
 Equity securities                              481,396      791,354      705,050
 Real estate                                      5,362        4,226        7,341
 Private equity investments                      15,596       46,012       28,128
 Other invested assets                            5,896       18,554        5,731
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      379,989      306,017      345,677
 Fixed maturity securities, held-to-matu-
  rity                                              --       127,450      122,704
 Mortgage loans                                  44,312      100,617      116,785
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (2,249,224)  (1,390,655)  (2,432,049)
 Fixed maturity securities, held-to-matu-
  rity                                              --       (13,897)      (8,446)
 Equity securities                             (502,064)    (634,873)    (613,596)
 Mortgage loans                                (118,003)     (68,685)    (130,013)
 Real estate                                       (140)         (99)      (1,016)
 Private equity investments                     (28,580)     (84,239)     (79,584)
 Other invested assets                           (8,381)      (2,689)     (11,435)
Finance receivable originations or pur-
 chases                                         (83,578)    (180,433)     (74,989)
Finance receivable principal payments            78,289      176,053       88,697
Securities lending collateral                   347,282       77,124          --
Securities in transit                            99,765      (75,314)     (80,300)
Other, net                                      (41,741)     (21,243)     (11,046)
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              165,124      549,248     (165,604)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      948,380      497,868      448,012
Withdrawals from annuity and insurance
 contracts                                     (834,348)    (689,749)    (478,775)
Proceeds from issuance of debt                      --           --        50,000
Payments on debt                                (26,000)    (123,000)     (49,000)
Dividends paid to stockholder                       --       (52,800)     (83,809)
Other, net                                        1,331       (4,596)      (7,008)
                                            -----------  -----------  -----------
   Net cash provided by (used for) financ-
    ing activities                               89,363     (372,277)    (120,580)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                               370,315       73,385     (101,299)
Cash and short-term investments, beginning
 of year                                        284,181      210,796      312,095
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   654,496  $   284,181  $   210,796
                                            ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, Retirement Services and Asset Management. Revenues in 2001 for these business units were $640,162,000, $305,591,000, $563,784,000,
$182,488,000 and $72,378,000, respectively. Additional revenues of $37,004,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs (continued) gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $18,575,000, $13,314,000 and $7,790,000 and amortized software expense of $8,065,000, $5,014,000 and $1,716,000 as of December 31, 2001, 2000 and 1999, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

   Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued is written off. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments (continued)
   Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2001 and 2000, was $7,503,000 and $7,334,000, respectively.

   Policy loans are carried at the unpaid principal balance.

   Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which establishes standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method.

   Upon initial application of EITF 99-20, the Company identified holdings with a market value of $36,000,000 that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $14,300,000 of permanent write-downs were recorded as realized losses.

Derivative Financial Instruments
Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)
   The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

   In the normal course of business the Company currently holds derivatives in the form of equity swaps. The purpose of these swaps is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

   Additionally, effective January 1, 2001 the Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

   Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale in the amount of $74,100,000 to other invested assets. As of December 31, 2001, the change in fair value of these securities of $1,600,000 was included in realized capital gains.

   Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

   Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Securities Lending
The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $239,000 and $105,000 as of December 31, 2001 and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2001 and 2000 were $413,311,000 and $72,372,000, respectively. As of December 31, 2001 and 2000, the collateral associated with securities lending was $424,406,000 and $77,124,000, respectively.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet as short-term securities and securities lending collateral, respectively.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $138,819,000 and $131,841,000 at December 31, 2001 and 2000, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2001, 2000 and 1999, was $13,242,000, $13,723,000 and $11,749,000, respectively.

Goodwill and Other Intangible Assets
In July 2001, the FASB issued Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, which establishes accounting and reporting standards for goodwill and other intangible assets, effective for fiscal years beginning after December 15, 2001. The Company will adopt FAS 142 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 142.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,677,000 and $45,672,000 at December 31, 2001 and 2000, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities (continued)
   Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2001 and 2000, the total participating business in force was $20,121,593,000 and $20,372,806,000, respectively.

Closed Block of Business
In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, effective for fiscal years beginning after December 15, 2000. The Company has adopted SOP 00-3 as of January 1, 2001. The Company has determined that there are no material impacts to its statement of operations or financial position due to the adoption of SOP 00-3.

Business Combinations
In June 2001, the FASB issued Statement No. 141 (FAS 141), Business Combinations, which establishes accounting and reporting standards for business combinations. FAS 141 is effective for all business combinations initiated after June 30, 2001. The Company has adopted FAS 141 effective July 1, 2001. The Company has determined that there are no material impacts to its statements of operations or financial position due to the adoption of FAS 141.

Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company will adopt FAS 144 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 144.

Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reclassification
Certain 2000 and 1999 financial statement balances have been reclassified to conform to the 2001 presentation.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $411,208  $429,168  $428,286
Equity securities             29,088    52,097    29,282
Mortgage loans                55,682    54,313    54,596
Real estate                    1,672     3,697        11
Policy loans                  18,257    17,371    16,016
Short-term investments         7,499    14,257     5,829
Private equity investments     3,289     3,191     4,114
Other invested assets          1,463     5,404     6,278
                            --------  --------  --------
  Gross investment income    528,158   579,498   544,412
Investment expenses             (823)   (3,598)   (4,356)
                            --------  --------  --------
  Total                     $527,335  $575,900  $540,056
                            ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $(15,772) $(57,955) $(31,404)
Equity securities             (1,373)  177,243    91,591
Mortgage loans                     1      (419)    1,344
Real estate                    3,245    (2,456)    4,806
Private equity investments    (1,676)   28,128    13,983
Other invested assets          2,603     3,082      (705)
                            --------  --------  --------
  Total                     $(12,972) $147,623  $ 79,615
                            ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 34,884  $ 10,926  $ 28,619
  Gross realized losses                          (50,656)  (68,881)  (60,023)
Equity securities:
  Gross realized gains                            81,647   260,022   143,180
  Gross realized losses                          (83,020)  (82,779)  (51,589)
Private equity investments:
  Gross realized gains                             4,857    29,076    14,558
  Gross realized losses                           (6,533)     (948)     (575)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2001       2000
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,575  $ 523,768
Gross unrealized losses                           (168,979)  (147,016)
Adjustment to deferred acquisition costs           (41,993)       --
Adjustment to unearned policy and contract fees      6,433        --
Deferred federal income taxes                      (53,747)  (129,327)
                                                 ---------  ---------
  Net unrealized gains                           $ 103,289  $ 247,425
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                  Gross Unrealized
                                                  -----------------
                                       Amortized                       Fair
                                          Cost     Gains    Losses    Value
                                       ---------- -------- -------- ----------
                                                   (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $  203,806 $ 66,552 $  1,672 $  268,686
  Foreign governments                       1,425      --        79      1,346
  Corporate securities                  3,076,890  139,127   47,927  3,168,090
  Mortgage-backed securities            1,779,301   65,522    3,430  1,841,393
                                       ---------- -------- -------- ----------
    Total fixed maturities              5,061,422  271,201   53,108  5,279,515
  Equity securities-unaffiliated          453,563   64,431   69,079    448,915
  Equity securities-affiliated mutual
   funds                                  141,353   19,199    6,913    153,639
                                       ---------- -------- -------- ----------
    Total equity securities               594,916   83,630   75,992    602,554
                                       ---------- -------- -------- ----------
      Total                            $5,656,338 $354,831 $129,100 $5,882,069
                                       ========== ======== ======== ==========

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                    4,706      186       55      4,837
  Corporate securities               2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities         1,445,158   27,463    9,411  1,463,210
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated       418,307  111,964   59,457    470,814
  Equity securities-affiliated mu-
   tual funds                          142,929   24,332       43    167,218
                                    ---------- -------- -------- ----------
    Total equity securities            561,236  136,296   59,500    638,032
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities                 750,121   29,855    5,997    773,979
  Mortgage-backed securities           110,511    4,474    2,649    112,336
                                    ---------- -------- -------- ----------
    Total held-to-maturity             860,632   34,329    8,646    886,315
                                    ---------- -------- -------- ----------
      Total                         $5,923,819 $378,536 $154,950 $6,147,405
                                    ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

   The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                     Gross
                                                   Unrealized
                                                 --------------
                                       Amortized                  Fair
                                         Cost     Gains  Losses  Value
                                       --------- ------- ------ --------
                                                (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $145,685  $10,187 $1,039 $154,833
  Corporate securities                   87,547    5,137    219   92,465
  Mortgage-backed securities            115,419    2,592    278  117,733
                                       --------  ------- ------ --------
    Total fixed maturities              348,651   17,916  1,536  365,031
  Equity securities-unaffiliated         39,575   10,764  2,059   48,280
                                       --------  ------- ------ --------
      Total                            $388,226  $28,680 $3,595 $413,311
                                       ========  ======= ====== ========

                                               Gross
                                             Unrealized
                                           --------------
                                 Amortized                 Fair
                                   Cost     Gains  Losses  Value
                                 --------- ------- ------ -------
                                          (In thousands)
December 31, 2000
Available-for-sale:
  Equity securities-unaffiliated  $59,009  $22,346 $8,983 $72,372
                                  -------  ------- ------ -------
      Total                       $59,009  $22,346 $8,983 $72,372
                                  =======  ======= ====== =======

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale   Securities-on-Loan
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   97,456 $   99,133 $ 12,033  $ 12,628
Due after one year through five years     854,123    934,026   67,147    71,282
Due after five years through ten
 years                                  1,386,267  1,444,009  100,532   107,421
Due after ten years                       944,275    960,954   53,520    55,967
                                       ---------- ---------- --------  --------
                                        3,282,121  3,438,122  233,232   247,298
Mortgage-backed securities              1,779,301  1,841,393  115,419   117,733
                                       ---------- ---------- --------  --------
  Total                                $5,061,422 $5,279,515 $348,651  $365,031
                                       ========== ========== ========  ========

   At December 31, 2001 and 2000, fixed maturity securities and short-term investments with a carrying value of $15,815,000 and $14,902,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2001 and 2000, no specific mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2001 and 2000. There were no provisions for credit losses or charge-offs in 2001, 2000 or 1999.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.


                                                         2001  2000  1999
                                                         ----- ----- ----
                                                          (In thousands)
Average impaired mortgage loans                          $ --  $   2 $  4
Interest income on impaired mortgage loans--contractual    --    --     4
Interest income on impaired mortgage loans--collected      --    --     4

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2001, there were no available tax increments, therefore no interest payments were received. As of December 31, 2001 and 2000, the Company has loaned HRA $14,581,000 and $14,523,000 respectively. The accrued interest on this loan contingency was $4,288,000 and $3,015,000, as of December 31, 2001 and 2000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2001      2000
                                     --------  --------
                                      (In thousands)
Direct installment loans             $115,233  $119,310
Retail installment notes               13,973    12,432
Retail revolving credit                   226       677
Accrued interest                        2,451     2,462
                                     --------  --------
  Gross receivables                   131,883   134,881
Allowance for uncollectible amounts    (5,846)   (6,336)
                                     --------  --------
    Finance receivables, net         $126,037  $128,545
                                     ========  ========

   The direct installment loans, at December 31, 2001 and 2000, consisted of $93,733,000 and $90,466,000, respectively, of discount basis loans (net of unearned finance charges) and $21,500,000 and $28,844,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $13,000,000 and $19,000,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Revolving credit loans included approximately $200,000 and $500,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2001 and 2000, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2001 and 2000, principal cash collections of direct installment loans were $55,176,000 and $60,800,000, respectively, and the percentages of these cash collections to average net balances were 48% and 52%, respectively. Retail installment notes' principal cash collections to average net balances were $20,667,000 and $15,470,000, respectively and the percentages of these cash collections to average net balances were 153% and 149%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2001 and 2000 was 4.4% and 4.7%, respectively.

  Changes in the allowance for losses for the periods ended December 31, were as follows:

                                         2001      2000      1999
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  6,336  $  7,728  $ 16,076
Provision for credit losses               6,924     6,244     5,434
Allowance applicable to bulk purchase        19       --        125
Charge-offs                             (10,302)  (10,523)  (16,712)
Recoveries                                2,869     2,887     2,805
                                       --------  --------  --------
Balance at end of year                 $  5,846  $  6,336  $  7,728
                                       ========  ========  ========

   At December 31, 2001, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2001 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2001          $1,515        65    $1,580
Related allowance for credit losses    $  514        11    $  525

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2001. The average quarterly balance of impaired loans during the years ended December 31, 2001 and 2000, was $1,685,000 and $3,544,000 for installment basis loans and $28,000 and $634,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2001.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                            2001      2000     1999
                           -------  --------  -------
                                (In thousands)
Computed tax expense       $31,253  $120,406  $87,139
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                  (7,606)   (4,696)  (3,127)
  Special tax on mutual
   life insurance compa-
   nies                        --     (5,235)  (9,568)
  Foundation gain             (580)     (568)    (538)
  Tax credits               (1,300)   (3,400)  (4,500)
  Expense adjustments and
   other                    (2,902)    2,790    4,327
                           -------  --------  -------
    Total tax expense      $18,865  $109,297  $73,733
                           =======  ========  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2001     2000
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $  7,152 $ 11,899
  Pension and post retirement benefits                  31,209   34,079
  Tax deferred policy acquisition costs                 94,828   90,600
  Deferred gain on individual disability coinsurance    20,726   22,152
  Net realized capital losses                           19,203   12,688
  Ceding commissions                                     4,244      --
  Other                                                 11,287   13,023
                                                      -------- --------
    Gross deferred tax assets                          188,649  184,441
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    189,421  198,195
  Premiums                                              15,094   14,525
  Real estate and property and equipment depreciation    6,561    6,478
  Basis difference on investments                       16,575   21,307
  Net unrealized capital gains                          65,875  129,327
  Other                                                  8,183    7,134
                                                      -------- --------
    Gross deferred tax liabilities                     301,709  376,966
                                                      -------- --------
      Net deferred tax liability                      $113,060 $192,525
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2001 and 2000 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

   Income taxes paid for the years ended December 31, 2001, 2000 and 1999, were $34,493,000, $132,744,000 and $59,905,000, respectively.

   During 2001 the Internal Revenue Service (IRS) began their audit of the Company's federal income tax returns for 2000, 1999 and 1998. As of December 31, 2001, there were no proposed adjustments affecting the Company. The Company believes that any adjustments, as a result of this examination, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2001      2000       1999
                                --------  ---------  --------
                                      (In thousands)
Balance at January 1            $480,650  $ 470,501  $435,079
  Less: reinsurance recoverable  404,357    121,395   108,918
                                --------  ---------  --------
Net balance at January 1          76,293    349,106   326,161
                                --------  ---------  --------
Incurred related to:
  Current year                    65,370     95,703    92,421
  Prior years                     (2,577)    11,761    19,435
                                --------  ---------  --------
Total incurred                    62,793    107,464   111,856
                                --------  ---------  --------
Paid related to:
  Current year                    25,925     28,968    25,084
  Prior years                     28,275     58,557    63,827
                                --------  ---------  --------
Total paid                        54,200     87,525    88,911
                                --------  ---------  --------
Individual disability transfer       --    (292,752)      --
                                --------  ---------  --------
Net balance at December 31        84,886     76,293   349,106
  Plus: reinsurance recoverable  433,323    404,357   121,395
                                --------  ---------  --------
Balance at December 31          $518,209  $ 480,650  $470,501
                                ========  =========  ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $2,577,000 in 2001 and increased by $11,761,000 and $19,435,000 in 2000 and 1999, respectively, which includes the amortization of discount on individual accident and health claim reserves of $430,000, $14,016,000, and $13,918,000 in 2001, 2000 and 1999, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)
   The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $210,342  $197,025  $ 31,552  $ 33,720
Service cost                               9,031     8,895     1,342     1,454
Interest cost                             16,222    15,058     2,357     2,314
Actuarial loss (gain)                     12,308    (4,229)    2,620    (3,987)
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $242,192  $210,342  $ 36,744  $ 31,552
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at beginning
 of year                                $167,171  $159,694  $    --   $    --
Actual return on plan assets             (12,241)    6,987       --        --
Employer contribution                      8,877     6,897     1,127     1,949
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Fair value of plan assets at end of
 year                                   $158,096  $167,171  $    --   $    --
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Funded status                           $(84,096) $(43,171) $(36,744) $(31,552)
Unrecognized net actuarial loss (gain)    46,488     8,004    (6,411)   (9,629)
Unrecognized prior service cost (bene-
 fit)                                      6,816     7,770    (1,446)   (1,959)
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(32,306) $(31,624) $(44,601) $(43,170)
Intangible asset                           1,514     4,227       --         30
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
Weighted average assumptions as of De-
 cember 31:
Discount rate                               7.25%     8.00%     7.25%     8.00%
Expected return on plan assets              8.25%     8.26%      --        --
Rate of compensation increase               5.43%     5.36%      --        --

   For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2001      2000      1999     2001    2000    1999
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  9,031  $  8,895  $  8,272  $1,342  $1,454  $1,419
Interest cost               16,222    15,058    13,132   2,357   2,314   2,340
Expected return on plan
 assets                    (14,256)  (13,151)  (12,080)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       954    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   321       743       459    (597)   (448)   (195)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,272  $ 12,499  $ 10,737  $2,589  $2,807  $3,051
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $53,756,000, $40,746,000, and $21,129,000, respectively, as of December 31, 2001, and $50,689,000, $39,217,000 and
$19,772,000, respectively, as of December 31, 2000.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2001 by $6,988,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2001 by $805,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2001 by $5,494,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2001 by $620,000.

Profit Sharing Plans

   The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2001, 2000 and 1999 of $4,563,000, $8,794,000 and $6,003,000,
respectively. Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2001       2000      1999
                     ---------  --------  --------
                           (In thousands)
Direct premiums      $ 761,877  $697,933  $662,775
Reinsurance assumed    140,303   129,800   102,154
Reinsurance ceded     (108,823)  (66,282)  (67,130)
                     ---------  --------  --------
  Net premiums       $ 793,357  $761,451  $697,799
                     =========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   Reinsurance recoveries on ceded reinsurance contracts were $95,136,000, $73,484,000 and $71,922,000 during 2001, 2000 and 1999, respectively.

   On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2001 and 2000 was $4,074,000 and $1,018,000, respectively. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $54,489,000 and $9,828,000 during 2001 and 2000, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $552,790,000 and $531,487,000 at December 31, 2001 and 2000,
respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2001 and 2000, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2001 and 2000, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2001 and 2000 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2001                    2000
                                ----------------------- -----------------------
                                 Carrying      Fair      Carrying      Fair
                                  Amount       Value      Amount       Value
                                ----------- ----------- ----------- -----------
                                                (In thousands)
Fixed maturity securities:
  Available-for-sale            $ 5,279,515 $ 5,279,515 $ 4,623,058 $ 4,623,058
  Held-to-maturity                      --          --      860,632     886,315
Equity securities                   602,554     602,554     638,032     638,032
Fixed maturity securities on
 loan                               365,031     365,031         --          --
Equity securities on loan            48,280      48,280      72,372      72,372
Mortgage loans:
  Commercial                        738,749     761,004     664,818     679,245
  Residential                           --           --          35          36
Policy loans                        256,844     256,844     250,246     250,246
Short-term investments              621,907     621,907     216,230     216,230
Cash                                 32,589      32,589      67,951      67,951
Finance receivables, net            126,037     126,037     128,545     128,545
Private equity investments          263,928     263,928     464,303     464,303
Foreign currency exchange con-
 tract                                  --          --           84          84
Separate account assets           7,558,283   7,558,283   8,201,803   8,201,803
Other assets                         74,078      74,078         --          --
                                ----------- ----------- ----------- -----------
  Total financial assets        $15,967,795 $15,990,050 $16,188,109 $16,228,220
                                =========== =========== =========== ===========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying      Fair      Carrying      Fair
                                 Amount       Value      Amount       Value
                               ----------- ----------- ----------- -----------
                                               (In thousands)
Deferred annuities             $ 1,615,774 $ 1,611,178 $ 1,620,378 $ 1,612,386
Annuity certain contracts           60,187      60,769      61,513      61,515
Other fund deposits                956,147     957,461     895,854     891,581
Supplementary contracts with-
 out life contingencies             42,092      43,134      39,125      40,489
Notes payable                      159,000     162,341     185,000     188,025
Separate account liabilities     7,511,607   7,511,607   8,156,131   8,156,131
Securities lending collateral      424,406     424,406      77,124      77,124
                               ----------- ----------- ----------- -----------
  Total financial liabilities  $10,769,213 $10,770,896 $11,035,125 $11,027,251
                               =========== =========== =========== ===========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2001 and 2000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2001     2000
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.90%-8.77%, through
 2003                                                       34,000   60,000
                                                          -------- --------
  Total notes payable                                     $159,000 $185,000
                                                          ======== ========

   At December 31, 2001, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2002, $22,000,000; 2003, $12,000,000;
2004, $0; 2005, $0; 2006, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2001.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2001 and 2000, the outstanding balance of this line of credit was zero.

   Interest paid on debt for the years ended December 31, 2001, 2000 and 1999, was $17,115,000, $26,775,000 and $24,120,000, respectively.

(12) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities and deferred policy acquisition cost adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                               2001       2000       1999
                                             ---------  ---------  ---------
                                                    (In thousands)
Other comprehensive income (loss), before
 tax:
  Unrealized gains (loss) on securities      $(202,783) $ 346,347  $(162,242)
    Reclassification adjustment for gains
     (losses) included in
     net income                                 18,821   (147,416)   (74,170)
  Adjustment to unearned policy and contract
   fees                                          6,433        473    (16,385)
  Adjustment to deferred policy acquisition
   costs                                       (41,993)       414    119,128
                                             ---------  ---------  ---------
                                              (219,522)   199,818   (133,669)
  Income tax expense related to items of
   other comprehensive income                   75,386    (70,470)    48,131
                                             ---------  ---------  ---------
  Other comprehensive income (loss), net of
   tax                                       $(144,136) $ 129,348  $ (85,538)
                                             =========  =========  =========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling approximately $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $59,109,000. These dividends were in the form of cash, common stock and affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998 the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2001 statutory results, the maximum amount available for the payment of dividends during 2002 by Minnesota Life Insurance Company without prior regulatory approval is $107,591,000 after November 7, 2002.

(14) Legal Proceedings

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $39,654,000, $3,529,000 and $3,670,000 in 2001, 2000 and 1999, respectively.

(15) Commitments and Contingencies

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $97,800,000 and $135,600,000 as of December 31, 2001 and 2000, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equity investments and real estate investments totaling $160,474,000 as of December 31, 2001. The Company estimates that $53,000,000 of these commitments will be invested in 2002, with the remaining $107,474,000 invested over the next four years.

   As of December 31, 2001, the Company had committed to purchase bonds and mortgage loans totaling $86,684,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc., for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2002, $11,267,000; 2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2002, $676,000; 2003, $688,000; 2004, $726,000; 2005, $731,000; 2006, $605,000. Lease expense net of sub-lease income for the years ended December 31, 2001, 2000 and 1999 was $9,662,000, $2,491,000 and $0, respectively.

Minnesota Life Insurance Company and Subsidiaries

(15) Commitments and Contingencies (continued)

   At December 31, 2001, the Company had guaranteed the payment of $84,500,000 in policyholders dividends and discretionary amounts payable in 2002. The Company has pledged bonds, valued at $84,549,000 to secure this guarantee.

   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2001 and 2000 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,255,000 and $4,139,000 for the periods ending December 31, 2001 and 2000, respectively. These assets are being amortized over a five-year period.

   At December 31, 2001, the Company had guaranteed the payment of approximately $118,640,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

   Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $48,790,000.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data (continued)

   The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2001 results are codified, and 2000 and 1999 are prior to Codification):

                                                       Year ended December
                                                      ----------------------
                                                         2001        2000
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,075,907  $1,304,825
Adjustments:
  Deferred policy acquisition costs                      682,794     710,931
  Net unrealized investment gains                        217,864     125,511
  Statutory asset valuation reserve                      303,888     347,800
  Statutory interest maintenance reserve                   7,050      10,440
  Premiums and fees deferred or receivable               (51,572)    (54,505)
  Change in reserve basis                                113,646     111,657
  Deferred reinsurance gain                              (59,217)    (64,309)
  Separate accounts                                      (39,126)    (49,098)
  Unearned policy and contract fees                     (140,315)   (143,220)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (313,147)   (192,525)
  Pension benefit liabilities                             (6,815)    (45,673)
  Non-admitted assets                                    194,154      55,395
  Policyholders dividends                                 65,828      66,622
  Other                                                    6,365       8,281
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,932,304  $2,067,132
                                                      ==========  ==========

                                                As of December 31
                                            ---------------------------
                                             2001      2000      1999
                                            -------  --------  --------
                                                 (In thousands)
Statutory net income                        $47,505  $251,003  $167,957
Adjustments:
  Deferred policy acquisition costs          13,716    (5,203)   29,164
  Statutory interest maintenance reserve     (1,138)  (20,544)  (18,931)
  Premiums and fees deferred or receivable  (10,213)   (1,264)    3,686
  Change in reserve basis                    (2,180)    3,783     2,555
  Separate accounts                           9,971    15,762    (8,044)
  Deferred reinsurance gain                  (2,394)    1,018        --
  Unearned policy and contract fees          (1,845)    1,645    (8,696)
  Realized gains (losses)                     1,586   (11,747)    4,143
  Net deferred income taxes                   3,928     4,403     1,439
  Policyholders dividends                      (714)    4,354     1,620
  Pension benefits                           16,605    (7,952)     (590)
  Other                                      (4,399)     (538)      932
                                            -------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $70,428  $234,720  $175,235
                                            =======  ========  ========

(17) Subsequent Events

On February 11, 2002, the Company declared a dividend to Securian Financial Group totaling $10,000,000. The amount was subsequently paid in cash.

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

                       Summary of Investments--Other than
                         Investments in Related Parties

                               December 31, 2001

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Fixed maturity securities:
  United States government and
   government agencies and authorities $  203,806 $  268,686    $  268,686
  Foreign governments                       1,425      1,346         1,346
  Public utilities                        289,845    298,743       298,743
  Mortgage-backed securities            1,779,301  1,841,393     1,841,393
  All other corporate fixed maturity
   securities                           2,787,045  2,869,347     2,869,347
                                       ---------- ----------    ----------
      Total fixed maturity securities   5,061,422  5,279,515     5,279,515
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        6,363      6,336         6,336
    Banks, trusts and insurance compa-
     nies                                 107,177     97,529        97,529
    Industrial, miscellaneous and all
     other                                457,149    476,404       476,404
  Nonredeemable preferred stocks           24,227     22,285        22,285
                                       ---------- ----------    ----------
      Total equity securities             594,916    602,554       602,554
                                       ---------- ----------    ----------
Mortgage loans on real estate             740,249   xxxxxx         738,749
Real estate (2)                            11,925   xxxxxx          11,925
Policy loans                              256,844   xxxxxx         256,844
Other investments                         292,377   xxxxxx         292,377
Private equity investments                301,728   xxxxxx         263,928
Fixed maturity securities on loan         348,651   xxxxxx         365,031
Equity securities on loan                  39,575   xxxxxx          48,280
Short-term investments                    621,907   xxxxxx         621,907
                                       ---------- ----------    ----------
      Total                             2,613,256        --      2,599,041
                                       ---------- ----------    ----------
Total investments                      $8,269,594 $5,882,069    $8,481,110
                                       ========== ==========    ==========

-------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments.

                         See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III

                      Supplementary Insurance Information
                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2001:
 Life insurance     $498,233     $2,563,749    $171,174     $113,351
 Accident and
  health
  insurance           87,059        615,020      38,052       19,103
 Annuity              98,047      2,942,241          29        1,466
 Property and
 liability
 insurance               --              38         --           --
                    --------     ----------    --------     --------
                    $683,339     $6,121,048    $209,255     $133,920
                    ========     ==========    ========     ========
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
 health insurance     88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and
 liability
 insurance               --             154
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
 health insurance     80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and
 liability
 insurance               --             441
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income    expenses(5)      costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2001:
 Life insurance    $  918,901   $288,841    $  810,101     $136,512   $470,668
 Accident and
  health
  insurance           136,637     12,823        53,611       13,170    106,770
 Annuity               92,192    225,200       193,772       21,898     90,793
 Property and
 liability
 insurance                --         471           (19)         --         204      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,147,730   $527,335    $1,057,465     $171,580   $668,435    $ --
                   =========== ========== ============== ============ ========= ==========
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
 health insurance     175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and
 liability
 insurance                --         500           143                     319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
 health insurance     170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and
 liability
 insurance                (14)       491           323                     743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

                  Years ended December 31, 2001, 2000 and 1999

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2001:
 Life insurance in force $233,303,591 $28,244,100 $63,354,138 $268,413,629     23.6%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    530,352 $    30,128 $   138,774 $    638,998     21.7%
  Accident and health
   insurance                  208,520      78,212       1,047      131,355      0.8%
  Annuity                      23,004         --          --        23,004      --
  Property and liability
   insurance                        1         483         482          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    761,877 $   108,823 $   140,303 $    793,357     17.7%
                         ============ =========== =========== ============
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661     19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850     21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428      0.5%
  Annuity                      21,173         --          --        21,173      --
  Property and liability
   insurance                      273       7,854       7,581          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451     17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951     19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981     16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270      0.8%
  Annuity                      22,562         --          --        22,562      --
  Property and liability
   insurance                      591      17,797      17,192          (14)     n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799     14.6%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                     PART C

                                OTHER INFORMATION

                             Variable Annuity Account

                   Cross Reference Sheet to Other Information


Form N-4

Item Number    Caption in Other Information

     24.       Financial Statements and Exhibits

     25.       Directors and Officers of the Depositor

     26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     27.       Number of Contract Owners

     28.       Indemnification

     29.       Principal Underwriters

     30.       Location of Accounts and Records

     31.       Management Services

     32.       Undertakings

PART C.        OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2000, are included in Part B of this filing and consist of the following:

          1.  Independent Auditors' Report

          2.  Statement of Assets and Liabilities.

          3.  Statement of Operations.

          4.  Statements of Changes in Net Assets.

          5.  Notes to Financial Statements.

     (b) Audited Financial Statements of the Depositor, Minnesota Life Insurance Company, for the fiscal year ended December 31, 2001, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2001, 2000 and 1999.

          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2001 and 2000.

          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2001, 2000 and 1999.

          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2001, 2000 and 1999.

          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2001, 2000 and 1999.

          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries for the fiscal years ended December 31, 2001, 2000 and 1999.

          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001.

          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001.

          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account, previously filed as Exhibit (c)1. to Registrant's Form N-4, File Number 33-62147, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and MIMLIC Sales Corporation, previously filed as Exhibit (c)3.(a) to Registrant's Form N-4, File Number 33-62147, is hereby incorporated by reference.

               (b)  Dealer Selling Agreement, previously filed as Exhibit
                    (c)3.(b) to Registrant's Form N-4, File Number 33-62147, is hereby incorporated by reference.

          4. (a) The Immediate Variable Annuity Contract, form MHC-95-9326, previously filed as Exhibit (c)4.(a) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (b) The Immediate Variable Annuity Contract (Unisex), form MHC-95-9327, previously filed as Exhibit (c)4.(b) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418, previously filed as Exhibit (c)4.(c) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (d) The Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form MHC-98-9431, previously filed as Exhibit
                    (c)4.(d) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (e) The Qualified Plan Agreement, form MHC-88-9176, previously filed as Exhibit (c)4.(3) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (f) Tax Sheltered Annuity, form MHC-88-9213, previously filed as Exhibit (c)4.(f) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          5. (a) Application, form MHC-95-9328 Rev. 5-2001, previously filed as Exhibit (c)5.(a) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) Restated Certificate of Incorporation of Minnesota Life Insurance Company, previously filed as Exhibit (c)6.(a) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (b) The Bylaws of Minnesota Life Insurance Company previously filed as Exhibit (c)6.(b) to this Form N-4, File Number 33-62147, Post-Effective Amendment Number 6, is hereby incorporated by reference.

          7.   Not applicable.

          8.   Not applicable.

          9.   Opinion and consent of Donald F. Gruber, Esq.

         10.   Consent of KPMG LLP.

         11.   Not applicable.

         12.   Not applicable.

         13. Variable Annuity Account, Index 500 Segregated Sub-Account Performance Calculations, previously filed as Exhibit (c)6(b) to Registrant's Form N-4, File Number 33-62147, Post-Effective Amendment Number 5, is hereby incorporated by reference.

         14. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

Item 25.  Directors and Officers of the Depositor

Name and Principal            Positions and Offices       Positions and Offices
 Business Address             with Insurance Company          with Registrant
 ----------------             ----------------------          ---------------
Anthony L. Andersen           Director                             None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114


Richard H. Anderson           Director                             None
Northwest Airlines, Inc.
5101 Northwest Drive
St. Paul, MN 55111


John F. Bruder                Senior Vice President                None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Senior Vice President                None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer            Director                             None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad             Director and Executive               None
Minnesota Life Insurance      Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson              Senior Vice President                None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Reatha C. King Ph.D.          Director                             None
General Mills Foundation
Number One General Mills Blvd
Minneapolis, MN 55426-1348

Dennis E. Prohofsky           Director, Executive                  None
Minnesota Life Insurance      President, General Counsel
 Company                      and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler             Chairman, President and              None
Minnesota Life Insurance      Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon            Director                             None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong             Senior Vice President                None
Minnesota Life Insurance      and Chief Financial
 Company                      Officer
400 Robert Street North
St. Paul, MN 55101


Randy F. Wallake              Executive Vice President             None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff           Director, Senior Vice                None
Minnesota Life Insurance      President and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         HomePlus Insurance Company
         Northstar Life Insurance Company (New York)
         The Ministers Life Insurance Company
         Personal Finance Company (Delaware)
         Enterprise Holding Corporation


Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
         Securian Insurance Agency of Nevada, Inc. (Nevada)
         Securian Insurance Agency of Oklahoma, Inc. (Oklahoma)
         Worthmark Financial Services, LLC (Delaware)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.
         DataPlan Securities, Inc. (Ohio)
         MIMLIC Imperial Corporation
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.
         Ministers Life Resources, Inc.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

         C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

         MIMLIC Life Insurance Company (Arizona)
         Advantus Cornerstone Fund, Inc.
         Advantus Enterprise Fund, Inc.
         Advantus International Balanced Fund, Inc.
         Advantus Venture Fund, Inc.
         Advantus Real Estate Securities Fund, Inc.


Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

         Advantus Money Market Fund, Inc.
         Advantus Horizon Fund, Inc.
         Advantus Spectrum Fund, Inc.
         Advantus Mortgage Securities Fund, Inc.
         Advantus Bond Fund, Inc.
         Advantus Index 500 Fund, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Arizona)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network, Inc. (Texas)

Majority-owned subsidiary of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 27, 2002, the number of holders of securities of the Registrant of this class were as follows:

                                                 Number of Record
                   Title of Class                    Holders
                   --------------                ----------------

          Immediate Variable Annuity Contracts         340

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter is Securian Financial Services, Inc. Securian Financial Services, Inc. is also the principal underwriter for eleven mutual funds Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.,; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc.; and the Advantus Real Estate Securities Fund, Inc.

               and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annuity contracts and life insurance policies on a variable basis.

          (b)  Directors and Officers of Underwriter.

                      DIRECTORS AND OFFICERS OF UNDERWRITER

Name and Principal              Positions and Offices      Positions and Offices
 Business Address                 with Underwriter             with Depositor
------------------              ---------------------      ---------------------
Robert E. Hunstad                    Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                   President, Chief              None
Securian Financial Services, Inc.    Executive Officer,
400 Robert Street North              and Director
St. Paul, Minnesota 55101

Margaret Milosevich                  Vice President, Chief        Assistant
Securian Financial Services, Inc.    Operations Officer,          Secretary
400 Robert Street North              Treasurer and Secretary
St. Paul, Minnesota 55101

Loyall E. Wilson                     Vice President and Chief      None
Securian Financial Services, Inc.    Compliance Officer
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                      Assistant Treasurer          Assistant
Securian Financial Services, Inc.    and Assistant Secretary      Secretary
400 Robert Street North
St. Paul, Minnesota 55101

          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year for this class of securities:

   Name of     Net Underwriting    Compensation on
  Principal      Discounts and      Redemption or     Brokerage        Other
 Underwriter     Commissions        Annuitization    Commissions   Compensation
 -----------   ----------------    ---------------   -----------   ------------
Securian         $11,309,746             ___             ___            ___
Financial
Services, Inc,

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

          (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

          (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File Number 33-62147, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 24th day of April, 2002.

                                              VARIABLE ANNUITY ACCOUNT
                                                    (Registrant)

                                 By: MINNESOTA LIFE INSURANCE COMPANY
                                                     (Depositor)


                                 By
                                    -------------------------------------------
                                                  Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 24th day of April, 2002.

                                    MINNESOTA LIFE INSURANCE COMPANY


                                 By
                                    -------------------------------------------
                                                 Robert L. Senkler
                                          Chairman of the Board, President
                                             and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

         Signature                      Title                       Date
         ---------                      -----                       ----

                                Chairman, President and         April 24, 2002
-----------------------------   Chief Executive Officer
Robert L. Senkler

*                               Director
-----------------------------
Anthony L. Andersen


*                               Director
-----------------------------
Richard H. Anderson

*                               Director
-----------------------------
John F. Grundhofer

                                Director
-----------------------------
Robert E. Hunstad

*                               Director
-----------------------------
Reatha C. King Ph.D.

*                               Director
-----------------------------
Dennis E. Prohofsky

*                               Director
-----------------------------
Michael E. Shannon

*                               Director
-----------------------------
William N. Westhoff

/s/Gregory S. Strong            Senior Vice President           April 24, 2002
-----------------------------   (chief financial officer)
Gregory S. Strong


/s/Gregory S. Strong            Senior Vice President           April 24, 2002
-----------------------------   (chief accounting officer)
Gregory S. Strong


/s/William N. Westhoff          Senior Vice President           April 24, 2002
-----------------------------   and Treasurer
William N. Westhoff             (treasurer)


/s/Dennis E. Prohofsky          Attorney-in-Fact                April 24, 2002
-----------------------------
Dennis E. Prohofsky

* Pursuant to power of attorney dated April 8, 2002, a copy of which is filed herewith.

                               EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------


      9        Opinion and consent of Donald F. Gruber, Esq.

     10        Consent of KPMG LLP

     14 Minnesota Life Insurance Company Power of Attorney To Sign Registration Statement